UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2035 Portfolio

September 30, 2014

1.903281.105

VF-2035-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	41,573	$ 1,539,435
VIP Equity-Income Portfolio Initial Class (b)	65,199	1,614,328
VIP Growth & Income Portfolio Initial Class (b)	90,095	1,844,237
VIP Growth Portfolio Initial Class (b)	25,093	1,574,313
VIP Mid Cap Portfolio Initial Class (b)	12,165	443,641
VIP Value Portfolio Initial Class (b)	73,962	1,181,169
VIP Value Strategies Portfolio Initial Class (b)	38,037	573,597
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,962,729)		8,770,720
International Equity Funds - 28.0%

VIP Emerging Markets Portfolio Initial Class (b)	107,702	995,165
VIP Overseas Portfolio Initial Class (b)	143,423	2,789,584
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,760,369)		3,784,749
Bond Funds - 7.1%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	88,034	$ 523,804
VIP Investment Grade Bond Portfolio Initial Class (b)	33,238	428,105
TOTAL BOND FUNDS (Cost $932,649)		951,909
Short-Term Funds - 0.0%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $422)	422	422
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,656,169)		13,507,800
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,500)
NET ASSETS - 100%		$ 13,505,300
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 640,327	$ 914,907	$ 102,958	$ -	$ 1,539,435
VIP Emerging Markets Portfolio Initial Class	325,159	739,050	68,355	-	995,165
VIP Equity-Income Portfolio Initial Class	655,181	992,975	101,558	-	1,614,328
VIP Growth & Income Portfolio Initial Class	759,347	1,114,442	124,500	-	1,844,237
VIP Growth Portfolio Initial Class	665,321	952,285	148,365	-	1,574,313
VIP High Income Portfolio Initial Class	391,568	620,419	499,760	-	523,804
VIP Investment Grade Bond Portfolio Initial Class	174,929	462,392	220,514	-	428,105
VIP Mid Cap Portfolio Initial Class	189,279	281,281	27,278	-	443,641
VIP Money Market Portfolio Initial Class	-	8,489	8,067	-	422
VIP Overseas Portfolio Initial Class	1,238,968	1,915,146	234,056	-	2,789,584
VIP Value Portfolio Initial Class	487,649	722,067	69,224	-	1,181,169
VIP Value Strategies Portfolio Initial Class	240,059	346,549	32,225	-	573,597
Total	$ 5,767,787	$ 9,070,002	$ 1,636,860	$ -	$ 13,507,800
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $12,675,953. Net unrealized appreciation aggregated $831,847, of which $952,219 related to appreciated investment securities and $120,372 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2040 Portfolio

September 30, 2014

1.903283.105

VF-2040-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	103,924	$ 3,848,299
VIP Equity-Income Portfolio Initial Class (b)	162,997	4,035,798
VIP Growth & Income Portfolio Initial Class (b)	225,190	4,609,631
VIP Growth Portfolio Initial Class (b)	62,678	3,932,398
VIP Mid Cap Portfolio Initial Class (b)	30,371	1,107,642
VIP Value Portfolio Initial Class (b)	184,865	2,952,289
VIP Value Strategies Portfolio Initial Class (b)	95,022	1,432,933
TOTAL DOMESTIC EQUITY FUNDS (Cost $18,569,943)		21,918,990
International Equity Funds - 28.0%

VIP Emerging Markets Portfolio Initial Class (b)	269,194	2,487,349
VIP Overseas Portfolio Initial Class (b)	358,529	6,973,394
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,047,521)		9,460,743
Bond Funds - 7.0%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	219,909	$ 1,308,459
VIP Investment Grade Bond Portfolio Initial Class (b)	82,204	1,058,788
TOTAL BOND FUNDS (Cost $2,316,915)		2,367,247
Short-Term Funds - 0.0%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $5,488)	5,488	5,488
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $29,939,867)		33,752,468
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,484)
NET ASSETS - 100%		$ 33,749,984
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 2,460,749	$ 1,472,623	$ 325,134	$ -	$ 3,848,299
VIP Emerging Markets Portfolio Initial Class	1,238,252	1,399,223	153,917	-	2,487,349
VIP Equity-Income Portfolio Initial Class	2,495,378	1,639,730	293,503	-	4,035,798
VIP Growth & Income Portfolio Initial Class	2,914,207	1,790,538	355,345	-	4,609,631
VIP Growth Portfolio Initial Class	2,568,656	1,580,237	514,382	-	3,932,398
VIP High Income Portfolio Initial Class	1,504,471	928,845	1,166,949	-	1,308,459
VIP Investment Grade Bond Portfolio Initial Class	679,618	899,508	553,180	-	1,058,788
VIP Mid Cap Portfolio Initial Class	733,608	483,844	111,067	-	1,107,642
VIP Money Market Portfolio Initial Class	-	22,692	17,204	-	5,488
VIP Overseas Portfolio Initial Class	4,763,663	3,305,553	733,499	-	6,973,394
VIP Value Portfolio Initial Class	1,874,418	1,193,468	232,660	-	2,952,289
VIP Value Strategies Portfolio Initial Class	920,617	566,917	109,775	-	1,432,933
Total	$ 22,153,637	$ 15,283,178	$ 4,566,615	$ -	$ 33,752,468
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $30,038,425. Net unrealized appreciation aggregated $3,714,043, of which $3,909,708 related to appreciated investment securities and $195,665 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2050 Portfolio

September 30, 2014

1.903287.105

VF-2050-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	28,119	$ 1,041,239
VIP Equity-Income Portfolio Initial Class (a)	44,079	1,091,389
VIP Growth & Income Portfolio Initial Class (a)	60,923	1,247,090
VIP Growth Portfolio Initial Class (a)	16,942	1,062,968
VIP Mid Cap Portfolio Initial Class (a)	8,248	300,788
VIP Value Portfolio Initial Class (a)	50,047	799,248
VIP Value Strategies Portfolio Initial Class (a)	25,775	388,687
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,195,688)		5,931,409
International Equity Funds - 28.1%

VIP Emerging Markets Portfolio Initial Class (a)	72,901	673,606
VIP Overseas Portfolio Initial Class (a)	96,900	1,884,715
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,487,669)		2,558,321
Bond Funds - 6.9%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	58,933	$ 350,651
VIP Investment Grade Bond Portfolio Initial Class (a)	21,957	282,802
TOTAL BOND FUNDS (Cost $613,760)		633,453
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,297,117)		9,123,183
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,399)
NET ASSETS - 100%		$ 9,121,784
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 493,030	$ 577,057	$ 93,059	$ -	$ 1,041,239
VIP Emerging Markets Portfolio Initial Class	249,508	484,197	61,346	-	673,606
VIP Equity-Income Portfolio Initial Class	503,165	629,410	92,646	-	1,091,389
VIP Growth & Income Portfolio Initial Class	585,000	697,352	105,668	-	1,247,090
VIP Growth Portfolio Initial Class	512,072	613,234	138,667	-	1,062,968
VIP High Income Portfolio Initial Class	307,724	359,315	325,776	-	350,651
VIP Investment Grade Bond Portfolio Initial Class	133,777	314,867	173,701	-	282,802
VIP Mid Cap Portfolio Initial Class	145,877	182,294	28,333	-	300,788
VIP Overseas Portfolio Initial Class	948,854	1,214,313	192,313	-	1,884,715
VIP Value Portfolio Initial Class	375,450	461,573	68,700	-	799,248
VIP Value Strategies Portfolio Initial Class	184,653	218,592	29,489	-	388,687
Total	$ 4,439,110	$ 5,752,204	$ 1,309,698	$ -	$ 9,123,183
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $8,314,054. Net unrealized appreciation aggregated $809,129, of which $873,004 related to appreciated investment securities and $63,875 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Portfolio

September 30, 2014

1.808793.110

VIPAM-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 36.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.6%
BorgWarner, Inc.	28,400	$ 1,494,124
Delphi Automotive PLC	75,800	4,649,572
Visteon Corp. (a)	19,800	1,925,550
		8,069,246
Automobiles - 0.9%
Ford Motor Co.	406,500	6,012,135
General Motors Co.	189,300	6,046,242
		12,058,377
Diversified Consumer Services - 0.2%
Estacio Participacoes SA	190,100	1,975,751
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. (a)	7,800	5,199,402
Fiesta Restaurant Group, Inc. (a)	42,200	2,096,496
Las Vegas Sands Corp.	16,400	1,020,244
		8,316,142
Household Durables - 1.5%
Barratt Developments PLC	283,400	1,819,818
Bellway PLC	36,500	927,225
D.R. Horton, Inc.	245,900	5,045,868
Harman International Industries, Inc.	37,100	3,637,284
KB Home	227,300	3,395,862
PulteGroup, Inc.	218,200	3,853,412
Taylor Morrison Home Corp. (a)	52,000	843,440
		19,522,909
Internet & Catalog Retail - 0.4%
JD.com, Inc. sponsored ADR (d)	30,900	797,838
priceline.com, Inc. (a)	4,400	5,097,752
		5,895,590
Media - 1.7%
CBS Corp. Class B	88,900	4,756,150
Comcast Corp. Class A	132,800	7,141,984
ITV PLC	727,200	2,449,755
Naspers Ltd. Class N	34,900	3,851,056
The Walt Disney Co.	12,700	1,130,681
Time Warner, Inc.	40,600	3,053,526
		22,383,152
Multiline Retail - 0.3%
Macy's, Inc.	76,600	4,456,588
Specialty Retail - 0.6%
Cabela's, Inc. Class A (a)	46,400	2,732,960
Lowe's Companies, Inc.	32,600	1,725,192
TJX Companies, Inc.	69,800	4,130,066
		8,588,218
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	20,600	2,001,908
Michael Kors Holdings Ltd. (a)	75,263	5,373,026

	Shares	Value
PVH Corp.	14,500	$ 1,756,675
VF Corp.	35,400	2,337,462
		11,469,071
TOTAL CONSUMER DISCRETIONARY		102,735,044
CONSUMER STAPLES - 1.1%
Beverages - 0.6%
Monster Beverage Corp. (a)	86,700	7,947,789
Food Products - 0.5%
Keurig Green Mountain, Inc.	52,400	6,818,812
TOTAL CONSUMER STAPLES		14,766,601
ENERGY - 5.5%
Energy Equipment & Services - 0.9%
Halliburton Co.	159,400	10,282,894
Helmerich & Payne, Inc.	16,000	1,565,920
Independence Contract Drilling, Inc.	40,000	470,000
		12,318,814
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	67,100	6,806,624
Canadian Natural Resources Ltd.	48,800	1,895,877
Cheniere Energy, Inc. (a)	19,300	1,544,579
Cimarex Energy Co.	35,000	4,428,550
Cobalt International Energy, Inc. (a)	63,100	858,160
Concho Resources, Inc. (a)	56,900	7,134,691
Continental Resources, Inc. (a)	107,000	7,113,360
EOG Resources, Inc.	84,200	8,337,484
GasLog Ltd.	81,000	1,782,810
Genel Energy PLC (a)	90,600	1,236,698
Hess Corp.	52,100	4,914,072
Phillips 66 Co.	42,500	3,455,675
Pioneer Natural Resources Co.	39,200	7,721,224
Southwestern Energy Co. (a)	22,500	786,375
Targa Resources Corp.	14,000	1,906,380
Valero Energy Corp.	41,500	1,920,205
		61,842,764
TOTAL ENERGY		74,161,578
FINANCIALS - 3.5%
Banks - 0.7%
Bank of America Corp.	523,200	8,920,560
Capital Markets - 1.5%
Ameriprise Financial, Inc.	22,700	2,800,726
Apollo Global Management LLC Class A	52,700	1,256,368
BlackRock, Inc. Class A	12,400	4,071,168
Charles Schwab Corp.	4,800	141,072
KKR & Co. LP	162,800	3,630,440
Morgan Stanley	118,500	4,096,545
The Blackstone Group LP	136,600	4,300,168
		20,296,487
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.2%
Springleaf Holdings, Inc.	92,700	$ 2,959,911
Diversified Financial Services - 0.2%
McGraw Hill Financial, Inc.	30,400	2,567,280
Real Estate Investment Trusts - 0.2%
Altisource Residential Corp. Class B	89,666	2,151,984
Real Estate Management & Development - 0.4%
Altisource Asset Management Corp. (a)(d)	2,200	1,485,022
Altisource Portfolio Solutions SA (a)(d)	36,600	3,689,280
		5,174,302
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	162,200	4,246,396
TOTAL FINANCIALS		46,316,920
HEALTH CARE - 8.7%
Biotechnology - 5.7%
Acorda Therapeutics, Inc. (a)	70,900	2,402,092
Actelion Ltd.	21,093	2,481,140
Aegerion Pharmaceuticals, Inc. (a)(d)	83,800	2,797,244
Alexion Pharmaceuticals, Inc. (a)	34,500	5,720,790
Alnylam Pharmaceuticals, Inc. (a)	13,700	1,069,970
Amgen, Inc.	49,600	6,966,816
ARIAD Pharmaceuticals, Inc. (a)	215,600	1,164,240
Auspex Pharmaceuticals, Inc.	25,000	641,750
BioCryst Pharmaceuticals, Inc. (a)	172,000	1,682,160
Biogen Idec, Inc. (a)	14,900	4,929,069
BioMarin Pharmaceutical, Inc. (a)	32,400	2,337,984
Celgene Corp. (a)	56,300	5,336,114
Celldex Therapeutics, Inc. (a)	38,000	492,480
Clovis Oncology, Inc. (a)	18,400	834,624
Genmab A/S (a)	36,100	1,531,335
Gilead Sciences, Inc. (a)	98,600	10,495,970
Intercept Pharmaceuticals, Inc. (a)	21,410	5,067,533
KYTHERA Biopharmaceuticals, Inc. (a)	30,900	1,012,284
Medivation, Inc. (a)	99,100	9,798,017
Pharmacyclics, Inc. (a)	13,300	1,561,819
Puma Biotechnology, Inc. (a)	8,000	1,908,560
Synageva BioPharma Corp. (a)	46,900	3,225,782
United Therapeutics Corp. (a)	24,900	3,203,385
		76,661,158
Health Care Equipment & Supplies - 0.0%
Innocoll AG ADR (a)	54,100	357,060
Health Care Providers & Services - 0.3%
Community Health Systems, Inc. (a)	39,400	2,158,726
HCA Holdings, Inc. (a)	33,900	2,390,628
		4,549,354

	Shares	Value
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	32,500	$ 5,327,400
Thermo Fisher Scientific, Inc.	23,500	2,859,950
		8,187,350
Pharmaceuticals - 2.1%
AbbVie, Inc.	91,900	5,308,144
Achaogen, Inc. (a)	27,600	247,296
Actavis PLC (a)	20,100	4,849,728
Akorn, Inc. (a)	31,800	1,153,386
Allergan, Inc.	19,900	3,545,981
Jazz Pharmaceuticals PLC (a)	27,000	4,335,120
Ocera Therapeutics, Inc. (a)	6,700	32,830
Pacira Pharmaceuticals, Inc. (a)	43,900	4,254,788
Salix Pharmaceuticals Ltd. (a)	18,800	2,937,312
Tetraphase Pharmaceuticals, Inc. (a)	33,900	676,305
Valeant Pharmaceuticals International (Canada) (a)	2,550	334,133
		27,675,023
TOTAL HEALTH CARE		117,429,945
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc.	15,900	2,029,476
General Dynamics Corp.	15,900	2,020,731
Huntington Ingalls Industries, Inc.	20,000	2,084,200
The Boeing Co.	51,400	6,547,332
		12,681,739
Airlines - 1.5%
American Airlines Group, Inc.	225,100	7,986,548
Delta Air Lines, Inc.	136,825	4,946,224
Southwest Airlines Co.	195,400	6,598,658
		19,531,430
Construction & Engineering - 0.0%
Hyundai Industrial Development & Construction Co.	12,361	500,322
Machinery - 0.3%
Caterpillar, Inc.	37,200	3,683,916
TOTAL INDUSTRIALS		36,397,407
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 0.2%
Arista Networks, Inc. (d)	14,900	1,316,117
QUALCOMM, Inc.	10,800	807,516
Ruckus Wireless, Inc. (a)	33,900	452,904
		2,576,537
Internet Software & Services - 2.8%
58.com, Inc. ADR	29,600	1,102,600
Akamai Technologies, Inc. (a)	9,900	592,020
Alibaba Group Holding Ltd. sponsored ADR	43,000	3,820,550
Baidu.com, Inc. sponsored ADR (a)	6,300	1,374,849
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Bankrate, Inc. (a)	76,300	$ 866,768
Cornerstone OnDemand, Inc. (a)	56,300	1,937,283
Facebook, Inc. Class A (a)	150,821	11,920,892
Google, Inc.:
Class A (a)	10,800	6,354,828
Class C (a)	6,900	3,983,784
NAVER Corp.	3,753	2,870,914
Tencent Holdings Ltd.	116,500	1,733,689
Twitter, Inc.	10,200	526,116
		37,084,293
IT Services - 0.6%
FleetCor Technologies, Inc. (a)	32,600	4,633,112
Visa, Inc. Class A	16,900	3,605,953
		8,239,065
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc. (a)	228,400	4,460,652
NXP Semiconductors NV (a)	67,200	4,598,496
		9,059,148
Software - 0.2%
Adobe Systems, Inc. (a)	10,700	740,333
CommVault Systems, Inc. (a)	18,000	907,200
King Digital Entertainment PLC (d)	64,700	821,690
Mobileye NV (a)(d)	6,600	353,694
		2,822,917
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	204,000	20,552,997
Nimble Storage, Inc.	53,000	1,376,410
SanDisk Corp.	28,300	2,771,985
		24,701,392
TOTAL INFORMATION TECHNOLOGY		84,483,352
MATERIALS - 1.2%
Chemicals - 1.1%
Huntsman Corp.	96,300	2,502,837
LyondellBasell Industries NV Class A	52,500	5,704,650
Methanex Corp.	11,300	754,309
Westlake Chemical Corp.	62,100	5,377,239
Westlake Chemical Partners LP (a)	17,300	501,700
		14,840,735

	Shares	Value
Metals & Mining - 0.1%
United States Steel Corp.	22,500	$ 881,325
TOTAL MATERIALS		15,722,060
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	61,900	1,786,434
TOTAL COMMON STOCKS (Cost $333,929,521)		493,799,341
Nonconvertible Preferred Stocks - 0.1%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR (Cost $1,624,335)	80,100	1,136,619
Fixed-Income Funds - 43.4%

Fidelity Emerging Markets Debt Central Fund (e)	660,500	6,644,628
Fidelity Floating Rate Central Fund (e)	253,965	27,220,004
Fidelity High Income Central Fund 1 (e)	280,118	28,572,081
Fidelity Inflation-Protected Bond Index Central Fund (e)	158,504	15,712,485
Fidelity VIP Investment Grade Central Fund (e)	4,783,037	505,519,131
TOTAL FIXED-INCOME FUNDS (Cost $562,783,544)		583,668,329
Equity Funds - 14.7%

Domestic Equity Funds - 0.3%
Fidelity Commodity Strategy Central Fund (e)	376,171	$ 3,366,735
International Equity Funds - 14.4%
Fidelity Emerging Markets Equity Central Fund (e)	127,261	27,011,188
Fidelity International Equity Central Fund (e)	2,109,893	166,955,820
TOTAL INTERNATIONAL EQUITY FUNDS		193,967,008
TOTAL EQUITY FUNDS (Cost $198,712,714)		197,333,743
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 10/16/14 to 10/30/14 (Cost $239,997)	$ 240,000	239,998
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	67,244,144	$ 67,244,144
Fidelity Money Market Central Fund, 0.26% (b)	22,419	22,419
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,380,825	5,380,825
TOTAL MONEY MARKET FUNDS (Cost $72,647,388)		72,647,388
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,169,937,499)		1,348,825,418
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,234,646)
NET ASSETS - 100%		$ 1,343,590,772
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,109
Fidelity Commodity Strategy Central Fund	1,890
Fidelity Emerging Markets Debt Central Fund	277,991
Fidelity Emerging Markets Equity Central Fund	286,156
Fidelity Floating Rate Central Fund	1,329,812
Fidelity High Income Central Fund 1	1,274,734
Fidelity International Equity Central Fund	4,569,999
Fidelity Money Market Central Fund	41
Fidelity Securities Lending Cash Central Fund	80,863
Fidelity VIP Investment Grade Central Fund	11,241,812
Total	$ 19,102,407
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 4,035,759	$ 104,495	$ 3,366,735	1.0%
Fidelity Emerging Markets Debt Central Fund	5,241,303	1,529,549	174,160	6,644,628	5.5%
Fidelity Emerging Markets Equity Central Fund	14,500,197	14,168,947	1,242,301	27,011,188	5.9%
Fidelity Floating Rate Central Fund	39,514,745	1,442,765	13,816,858	27,220,004	1.6%
Fidelity High Income Central Fund 1	28,287,764	1,373,528	696,638	28,572,081	6.2%
Fidelity Inflation-Protected Bond Index Central Fund	13,098,693	2,780,767	382,307	15,712,485	5.8%
Fidelity International Equity Central Fund	182,657,069	5,195,923	13,420,404	166,955,820	5.9%
Fidelity VIP Investment Grade Central Fund	503,515,456	38,439,577	48,368,905	505,519,131	12.0%
Total	$ 786,815,227	$ 68,966,815	$ 78,206,068	$ 781,002,072
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 102,735,044	$ 102,735,044	$ -	$ -
Consumer Staples	14,766,601	14,766,601	-	-
Energy	75,298,197	75,298,197	-	-
Financials	46,316,920	46,316,920	-	-
Health Care	117,429,945	117,429,945	-	-
Industrials	36,397,407	36,397,407	-	-
Information Technology	84,483,352	82,749,663	1,733,689	-
Materials	15,722,060	15,722,060	-	-
Utilities	1,786,434	1,786,434	-	-
U.S. Government and Government Agency Obligations	239,998	-	239,998	-
Fixed-Income Funds	583,668,329	583,668,329	-	-
Money Market Funds	72,647,388	72,647,388	-	-
Equity Funds	197,333,743	197,333,743	-	-
Total Investments in Securities:	$ 1,348,825,418	$ 1,346,851,731	$ 1,973,687	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $1,157,982,387. Net unrealized appreciation aggregated $190,843,031, of which $223,520,755 related to appreciated investment securities and $32,677,724 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager: Growth Portfolio

September 30, 2014

1.808789.110

VIPAMG-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 49.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.8%
BorgWarner, Inc.	6,100	$ 320,921
Delphi Automotive PLC	16,300	999,842
Visteon Corp. (a)	4,300	418,175
		1,738,938
Automobiles - 1.2%
Ford Motor Co.	87,600	1,295,604
General Motors Co.	40,800	1,303,152
		2,598,756
Diversified Consumer Services - 0.2%
Estacio Participacoes SA	40,700	423,004
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	1,900	1,266,521
Fiesta Restaurant Group, Inc. (a)	9,100	452,088
Las Vegas Sands Corp.	3,500	217,735
		1,936,344
Household Durables - 2.0%
Barratt Developments PLC	61,100	392,346
Bellway PLC	7,800	198,147
D.R. Horton, Inc.	53,000	1,087,560
Harman International Industries, Inc.	8,000	784,320
KB Home	49,000	732,060
PulteGroup, Inc.	47,000	830,020
Taylor Morrison Home Corp. (a)	11,200	181,664
		4,206,117
Internet & Catalog Retail - 0.6%
JD.com, Inc. sponsored ADR (d)	6,700	172,994
priceline.com, Inc. (a)	1,000	1,158,580
		1,331,574
Media - 2.4%
CBS Corp. Class B	19,100	1,021,850
Comcast Corp. Class A	31,700	1,704,826
ITV PLC	156,600	527,546
Naspers Ltd. Class N	7,500	827,591
The Walt Disney Co.	3,900	347,217
Time Warner, Inc.	8,700	654,327
		5,083,357
Multiline Retail - 0.4%
Macy's, Inc.	16,500	959,970
Specialty Retail - 0.9%
Cabela's, Inc. Class A (a)(d)	10,000	589,000
Lowe's Companies, Inc.	7,000	370,440
TJX Companies, Inc.	14,900	881,633
		1,841,073
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	4,400	427,592
Michael Kors Holdings Ltd. (a)	16,259	1,160,730

	Shares	Value
PVH Corp.	3,100	$ 375,565
VF Corp.	7,500	495,225
		2,459,112
TOTAL CONSUMER DISCRETIONARY		22,578,245
CONSUMER STAPLES - 1.5%
Beverages - 0.8%
Monster Beverage Corp. (a)	18,700	1,714,229
Food Products - 0.7%
Keurig Green Mountain, Inc.	11,300	1,470,469
TOTAL CONSUMER STAPLES		3,184,698
ENERGY - 7.4%
Energy Equipment & Services - 1.2%
Halliburton Co.	34,400	2,219,144
Helmerich & Payne, Inc.	3,500	342,545
Independence Contract Drilling, Inc.	8,600	101,050
		2,662,739
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	14,500	1,470,880
Canadian Natural Resources Ltd.	10,500	407,924
Cheniere Energy, Inc. (a)	4,200	336,126
Cimarex Energy Co.	7,500	948,975
Cobalt International Energy, Inc. (a)	13,600	184,960
Concho Resources, Inc. (a)	12,300	1,542,297
Continental Resources, Inc. (a)	23,000	1,529,040
EOG Resources, Inc.	18,100	1,792,262
GasLog Ltd.	17,500	385,175
Genel Energy PLC (a)	19,500	266,177
Hess Corp.	11,200	1,056,384
Phillips 66 Co.	9,200	748,052
Pioneer Natural Resources Co.	8,400	1,654,548
Southwestern Energy Co. (a)	4,700	164,265
Targa Resources Corp.	3,000	408,510
Valero Energy Corp.	9,000	416,430
		13,312,005
TOTAL ENERGY		15,974,744
FINANCIALS - 4.6%
Banks - 0.9%
Bank of America Corp.	119,600	2,039,180
Capital Markets - 2.0%
Ameriprise Financial, Inc.	4,900	604,562
Apollo Global Management LLC Class A	11,100	264,624
BlackRock, Inc. Class A	2,700	886,464
Charles Schwab Corp.	1,000	29,390
KKR & Co. LP	30,700	684,610
Morgan Stanley	25,500	881,535
The Blackstone Group LP	29,400	925,512
		4,276,697
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.3%
Springleaf Holdings, Inc.	19,900	$ 635,407
Diversified Financial Services - 0.3%
McGraw Hill Financial, Inc.	6,500	548,925
Real Estate Investment Trusts - 0.2%
Altisource Residential Corp. Class B	19,300	463,200
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)	450	303,755
Altisource Portfolio Solutions SA (a)(d)	7,900	796,320
		1,100,075
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	35,000	916,300
TOTAL FINANCIALS		9,979,784
HEALTH CARE - 11.7%
Biotechnology - 7.5%
Acorda Therapeutics, Inc. (a)	15,300	518,364
Actelion Ltd.	3,847	452,517
Aegerion Pharmaceuticals, Inc. (a)(d)	18,000	600,840
Alexion Pharmaceuticals, Inc. (a)	7,400	1,227,068
Alnylam Pharmaceuticals, Inc. (a)	2,800	218,680
Amgen, Inc.	10,700	1,502,922
ARIAD Pharmaceuticals, Inc. (a)(d)	40,700	219,780
Auspex Pharmaceuticals, Inc.	5,200	133,484
BioCryst Pharmaceuticals, Inc. (a)	33,700	329,586
Biogen Idec, Inc. (a)	3,200	1,058,592
BioMarin Pharmaceutical, Inc. (a)	7,000	505,120
Celgene Corp. (a)	12,100	1,146,838
Celldex Therapeutics, Inc. (a)	7,000	90,720
Clovis Oncology, Inc. (a)	4,000	181,440
Genmab A/S (a)	7,800	330,870
Gilead Sciences, Inc. (a)	21,200	2,256,740
Intercept Pharmaceuticals, Inc. (a)	4,030	953,861
KYTHERA Biopharmaceuticals, Inc. (a)	5,600	183,456
Medivation, Inc. (a)	21,300	2,105,931
Pharmacyclics, Inc. (a)	2,900	340,547
Puma Biotechnology, Inc. (a)	1,700	405,569
Synageva BioPharma Corp. (a)	10,100	694,678
United Therapeutics Corp. (a)	5,400	694,710
		16,152,313
Health Care Equipment & Supplies - 0.0%
Innocoll AG ADR (a)	11,200	73,920
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. (a)	8,400	460,236
HCA Holdings, Inc. (a)	7,300	514,796
		975,032
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	7,000	1,147,440
Thermo Fisher Scientific, Inc.	6,000	730,200
		1,877,640

	Shares	Value
Pharmaceuticals - 2.8%
AbbVie, Inc.	19,800	$ 1,143,648
Achaogen, Inc. (a)	4,100	36,736
Actavis PLC (a)	4,400	1,061,632
Akorn, Inc. (a)	6,500	235,755
Allergan, Inc.	4,300	766,217
Jazz Pharmaceuticals PLC (a)	5,800	931,248
Ocera Therapeutics, Inc. (a)	1,300	6,370
Pacira Pharmaceuticals, Inc. (a)	9,500	920,740
Salix Pharmaceuticals Ltd. (a)	4,100	640,584
Tetraphase Pharmaceuticals, Inc. (a)	7,000	139,650
Valeant Pharmaceuticals International (Canada) (a)	506	66,303
		5,948,883
TOTAL HEALTH CARE		25,027,788
INDUSTRIALS - 3.6%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	3,400	433,976
General Dynamics Corp.	3,400	432,106
Huntington Ingalls Industries, Inc.	4,300	448,103
The Boeing Co.	11,100	1,413,918
		2,728,103
Airlines - 1.9%
American Airlines Group, Inc.	48,500	1,720,780
Delta Air Lines, Inc.	29,500	1,066,425
Southwest Airlines Co.	42,100	1,421,717
		4,208,922
Construction & Engineering - 0.0%
Hyundai Industrial Development & Construction Co.	2,670	108,071
Machinery - 0.4%
Caterpillar, Inc.	8,000	792,240
TOTAL INDUSTRIALS		7,837,336
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 0.3%
Arista Networks, Inc. (d)	3,200	282,656
QUALCOMM, Inc.	4,600	343,942
Ruckus Wireless, Inc. (a)	7,300	97,528
		724,126
Internet Software & Services - 3.8%
58.com, Inc. ADR	6,200	230,950
Akamai Technologies, Inc. (a)	2,100	125,580
Alibaba Group Holding Ltd. sponsored ADR	8,900	790,765
Baidu.com, Inc. sponsored ADR (a)	1,400	305,522
Bankrate, Inc. (a)	16,000	181,760
Cornerstone OnDemand, Inc. (a)	11,600	399,156
Facebook, Inc. Class A (a)	32,480	2,567,219
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.:
Class A (a)	2,300	$ 1,353,343
Class C (a)	1,700	981,512
NAVER Corp.	795	608,147
Tencent Holdings Ltd.	25,100	373,524
Twitter, Inc.	2,200	113,476
		8,030,954
IT Services - 0.8%
FleetCor Technologies, Inc. (a)	6,400	909,568
Visa, Inc. Class A	3,600	768,132
		1,677,700
Semiconductors & Semiconductor Equipment - 0.9%
Freescale Semiconductor, Inc. (a)	49,200	960,876
NXP Semiconductors NV (a)	14,500	992,235
		1,953,111
Software - 0.3%
Adobe Systems, Inc. (a)	2,200	152,218
CommVault Systems, Inc. (a)	3,500	176,400
King Digital Entertainment PLC (d)	13,900	176,530
Mobileye NV (a)	1,100	58,949
		564,097
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	45,000	4,533,750
Nimble Storage, Inc. (d)	11,400	296,058
SanDisk Corp.	6,100	597,495
		5,427,303
TOTAL INFORMATION TECHNOLOGY		18,377,291
MATERIALS - 1.6%
Chemicals - 1.5%
Huntsman Corp.	20,700	537,993
LyondellBasell Industries NV Class A	11,300	1,227,858
Methanex Corp.	2,300	153,532
Westlake Chemical Corp.	13,400	1,160,306
Westlake Chemical Partners LP (a)	3,400	98,600
		3,178,289
Metals & Mining - 0.1%
United States Steel Corp.	4,900	191,933
TOTAL MATERIALS		3,370,222
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	13,300	383,838
TOTAL COMMON STOCKS (Cost $73,787,518)		106,713,946
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR (Cost $350,819)	17,300	$ 245,487
Fixed-Income Funds - 25.6%

Fidelity Emerging Markets Debt Central Fund (e)	104,238	1,048,630
Fidelity Floating Rate Central Fund (e)	17,410	1,866,031
Fidelity High Income Central Fund 1 (e)	38,001	3,876,059
Fidelity Inflation-Protected Bond Index Central Fund (e)	21,075	2,089,141
Fidelity VIP Investment Grade Central Fund (e)	436,706	46,155,467
TOTAL FIXED-INCOME FUNDS (Cost $53,110,556)		55,035,328
Equity Funds - 21.4%

Domestic Equity Funds - 0.3%
Fidelity Commodity Strategy Central Fund (e)	59,746	534,725
International Equity Funds - 21.1%
Fidelity Emerging Markets Equity Central Fund (e)	29,241	6,206,348
Fidelity International Equity Central Fund (e)	494,673	39,143,439
TOTAL INTERNATIONAL EQUITY FUNDS		45,349,787
TOTAL EQUITY FUNDS (Cost $47,851,542)		45,884,512
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 10/23/14 (Cost $49,999)	$ 50,000	49,999
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	6,680,743	$ 6,680,743
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,411,481	2,411,481
TOTAL MONEY MARKET FUNDS (Cost $9,092,224)		9,092,224
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $184,242,658)		217,021,496
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(2,323,297)
NET ASSETS - 100%		$ 214,698,199
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,306
Fidelity Commodity Strategy Central Fund	297
Fidelity Emerging Markets Debt Central Fund	25,634
Fidelity Emerging Markets Equity Central Fund	68,612
Fidelity Floating Rate Central Fund	64,088
Fidelity High Income Central Fund 1	164,903
Fidelity International Equity Central Fund	1,038,251
Fidelity Securities Lending Cash Central Fund	18,450
Fidelity VIP Investment Grade Central Fund	941,481
Total	$ 2,326,022
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 632,309	$ 11,030	$ 534,725	0.2%
Fidelity Emerging Markets Debt Central Fund	-	1,081,713	18,383	1,048,630	0.9%
Fidelity Emerging Markets Equity Central Fund	3,876,174	2,503,407	92,631	6,206,348	1.4%
Fidelity Floating Rate Central Fund	1,729,435	179,637	36,766	1,866,031	0.1%
Fidelity High Income Central Fund 1	3,610,651	394,657	73,533	3,876,059	0.8%
Fidelity Inflation-Protected Bond Index Central Fund	1,732,704	364,510	36,712	2,089,141	0.8%
Fidelity International Equity Central Fund	39,332,329	5,548,958	3,983,434	39,143,439	1.4%
Fidelity VIP Investment Grade Central Fund	38,764,800	10,750,129	4,297,404	46,155,467	1.1%
Total	$ 89,046,093	$ 21,455,320	$ 8,549,893	$ 100,919,840
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,578,245	$ 22,578,245	$ -	$ -
Consumer Staples	3,184,698	3,184,698	-	-
Energy	16,220,231	16,220,231	-	-
Financials	9,979,784	9,979,784	-	-
Health Care	25,027,788	25,027,788	-	-
Industrials	7,837,336	7,837,336	-	-
Information Technology	18,377,291	18,003,767	373,524	-
Materials	3,370,222	3,370,222	-	-
Utilities	383,838	383,838	-	-
U.S. Government and Government Agency Obligations	49,999	-	49,999	-
Fixed-Income Funds	55,035,328	55,035,328	-	-
Money Market Funds	9,092,224	9,092,224	-	-
Equity Funds	45,884,512	45,884,512	-	-
Total Investments in Securities:	$ 217,021,496	$ 216,597,973	$ 423,523	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $183,953,256. Net unrealized appreciation aggregated $33,068,240, of which $40,583,551 related to appreciated investment securities and $7,515,311 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2005 Portfolio

September 30, 2014

1.822342.109

VIPF2005-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	11,192	$ 414,452
VIP Equity-Income Portfolio Initial Class (b)	17,364	429,942
VIP Growth & Income Portfolio Initial Class (b)	24,204	495,466
VIP Growth Portfolio Initial Class (b)	6,708	420,855
VIP Mid Cap Portfolio Initial Class (b)	3,223	117,534
VIP Value Portfolio Initial Class (b)	19,700	314,608
VIP Value Strategies Portfolio Initial Class (b)	10,131	152,781
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,846,035)		2,345,638
International Equity Funds - 12.3%

VIP Emerging Markets Portfolio Initial Class (b)	31,585	291,848
VIP Overseas Portfolio Initial Class (b)	36,803	715,821
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,003,009)		1,007,669
Bond Funds - 43.2%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	52,033	$ 309,597
VIP Investment Grade Bond Portfolio Initial Class (b)	250,099	3,221,278
TOTAL BOND FUNDS (Cost $3,485,576)		3,530,875
Short-Term Funds - 15.8%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $1,296,217)	1,296,217	1,296,217
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,630,837)		8,180,399
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36)
NET ASSETS - 100%		$ 8,180,363
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 355,021	$ 59,218	$ 29,942	$ -	$ 414,452
VIP Emerging Markets Portfolio Initial Class	175,304	127,478	11,578	-	291,848
VIP Equity-Income Portfolio Initial Class	357,123	79,933	32,824	-	429,942
VIP Growth & Income Portfolio Initial Class	416,920	88,365	42,869	-	495,466
VIP Growth Portfolio Initial Class	373,359	68,162	59,675	-	420,855
VIP High Income Portfolio Initial Class	454,241	60,462	218,935	-	309,597
VIP Investment Grade Bond Portfolio Initial Class	2,517,174	829,088	231,706	-	3,221,278
VIP Mid Cap Portfolio Initial Class	109,010	17,503	9,574	-	117,534
VIP Money Market Portfolio Initial Class	1,515,699	274,579	494,061	112	1,296,217
VIP Overseas Portfolio Initial Class	693,747	138,688	75,450	-	715,821
VIP Value Portfolio Initial Class	269,695	47,448	18,168	-	314,608
VIP Value Strategies Portfolio Initial Class	135,381	18,493	8,228	-	152,781
Total	$ 7,372,674	$ 1,809,417	$ 1,233,010	$ 112	$ 8,180,399
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $7,715,065. Net unrealized appreciation aggregated $465,334, of which $571,127 related to appreciated investment securities and $105,793 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2010 Portfolio

September 30, 2014

1.822344.109

VIPF2010-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	491,331	$ 18,193,972
VIP Equity-Income Portfolio Initial Class (b)	769,371	19,049,622
VIP Growth & Income Portfolio Initial Class (b)	1,064,168	21,783,520
VIP Growth Portfolio Initial Class (b)	295,710	18,552,833
VIP Mid Cap Portfolio Initial Class (b)	142,609	5,200,950
VIP Value Portfolio Initial Class (b)	868,448	13,869,121
VIP Value Strategies Portfolio Initial Class (b)	448,321	6,760,678
TOTAL DOMESTIC EQUITY FUNDS (Cost $74,061,371)		103,410,696
International Equity Funds - 15.2%

VIP Emerging Markets Portfolio Initial Class (b)	1,392,314	12,864,982
VIP Overseas Portfolio Initial Class (b)	1,642,300	31,942,739
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $41,312,359)		44,807,721
Bond Funds - 39.4%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	1,943,020	$ 11,560,967
VIP Investment Grade Bond Portfolio Initial Class (b)	8,136,001	104,791,688
TOTAL BOND FUNDS (Cost $115,015,189)		116,352,655
Short-Term Funds - 10.3%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $30,484,857)	30,484,857	30,484,857
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $260,873,776)		295,055,929
NET OTHER ASSETS (LIABILITIES) - 0.0%		(48,847)
NET ASSETS - 100%		$ 295,007,082
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 16,647,567	$ 1,830,425	$ 1,628,638	$ -	$ 18,193,972
VIP Emerging Markets Portfolio Initial Class	8,186,669	5,434,595	754,224	-	12,864,982
VIP Equity-Income Portfolio Initial Class	16,747,109	2,794,339	1,648,790	-	19,049,622
VIP Growth & Income Portfolio Initial Class	19,583,629	2,823,874	2,097,943	-	21,783,520
VIP Growth Portfolio Initial Class	17,455,242	2,611,369	3,244,119	-	18,552,833
VIP High Income Portfolio Initial Class	17,612,716	1,585,417	8,170,933	-	11,560,967
VIP Investment Grade Bond Portfolio Initial Class	85,504,368	21,942,876	6,211,946	-	104,791,688
VIP Mid Cap Portfolio Initial Class	5,069,177	586,794	474,946	-	5,200,950
VIP Money Market Portfolio Initial Class	42,788,632	4,179,031	16,482,806	2,991	30,484,857
VIP Overseas Portfolio Initial Class	32,483,675	4,367,009	3,023,415	-	31,942,739
VIP Value Portfolio Initial Class	12,610,351	1,514,107	962,020	-	13,869,121
VIP Value Strategies Portfolio Initial Class	6,305,361	547,038	409,398	-	6,760,678
Total	$ 280,994,496	$ 50,216,874	$ 45,109,178	$ 2,991	$ 295,055,929
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $261,876,064. Net unrealized appreciation aggregated $33,179,865, of which $36,092,167 related to appreciated investment securities and $2,912,302 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2015 Portfolio

September 30, 2014

1.822346.109

VIPF2015-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	224,084	$ 8,297,835
VIP Equity-Income Portfolio Initial Class (b)	351,300	8,698,185
VIP Growth & Income Portfolio Initial Class (b)	485,450	9,937,154
VIP Growth Portfolio Initial Class (b)	134,894	8,463,232
VIP Mid Cap Portfolio Initial Class (b)	65,654	2,394,383
VIP Value Portfolio Initial Class (b)	398,153	6,358,500
VIP Value Strategies Portfolio Initial Class (b)	205,413	3,097,635
TOTAL DOMESTIC EQUITY FUNDS (Cost $31,376,948)		47,246,924
International Equity Funds - 17.6%

VIP Emerging Markets Portfolio Initial Class (b)	621,650	5,744,046
VIP Overseas Portfolio Initial Class (b)	759,275	14,767,907
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,836,921)		20,511,953
Bond Funds - 35.9%

VIP High Income Portfolio Initial Class (b)	767,012	4,563,723
VIP Investment Grade Bond Portfolio Initial Class (b)	2,890,281	37,226,819
TOTAL BOND FUNDS (Cost $40,840,172)		41,790,542
Short-Term Funds - 5.9%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $6,797,368)	6,797,368	$ 6,797,368
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $97,851,409)		116,346,787
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,679)
NET ASSETS - 100%		$ 116,330,108
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 8,001,284	$ 1,023,070	$ 1,341,387	$ -	$ 8,297,835
VIP Emerging Markets Portfolio Initial Class	3,963,850	2,489,397	718,915	-	5,744,046
VIP Equity-Income Portfolio Initial Class	8,075,257	1,250,957	1,136,539	-	8,698,185
VIP Growth & Income Portfolio Initial Class	9,425,320	1,330,815	1,468,765	-	9,937,154
VIP Growth Portfolio Initial Class	8,368,225	1,555,752	2,281,477	-	8,463,232
VIP High Income Portfolio Initial Class	7,323,728	1,068,927	4,047,213	-	4,563,723
VIP Investment Grade Bond Portfolio Initial Class	30,639,904	9,976,673	4,661,254	-	37,226,819
VIP Mid Cap Portfolio Initial Class	2,420,315	411,021	447,419	-	2,394,383
VIP Money Market Portfolio Initial Class	11,611,098	1,488,672	6,302,403	811	6,797,368
VIP Overseas Portfolio Initial Class	15,584,370	2,516,064	2,434,288	-	14,767,907
VIP Value Portfolio Initial Class	6,066,706	849,980	874,928	-	6,358,500
VIP Value Strategies Portfolio Initial Class	3,018,527	340,518	407,458	-	3,097,635
Total	$ 114,498,584	$ 24,301,846	$ 26,122,046	$ 811	$ 116,346,787
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $98,372,923. Net unrealized appreciation aggregated $17,973,864, of which $19,447,746 related to appreciated investment securities and $1,473,882 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2020 Portfolio

September 30, 2014

1.822349.109

VIPF2020-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	1,605,029	$ 59,434,240
VIP Equity-Income Portfolio Initial Class (b)	2,514,896	62,268,822
VIP Growth & Income Portfolio Initial Class (b)	3,478,079	71,196,269
VIP Growth Portfolio Initial Class (b)	966,155	60,616,593
VIP Mid Cap Portfolio Initial Class (b)	464,987	16,958,060
VIP Value Portfolio Initial Class (b)	2,843,513	45,410,904
VIP Value Strategies Portfolio Initial Class (b)	1,463,595	22,071,013
TOTAL DOMESTIC EQUITY FUNDS (Cost $224,475,055)		337,955,901
International Equity Funds - 19.2%

VIP Emerging Markets Portfolio Initial Class (b)	4,311,569	39,838,900
VIP Overseas Portfolio Initial Class (b)	5,411,106	105,246,011
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $129,995,557)		145,084,911
Bond Funds - 32.6%

VIP High Income Portfolio Initial Class (b)	5,117,604	30,449,744
VIP Investment Grade Bond Portfolio Initial Class (b)	16,734,066	215,534,777
TOTAL BOND FUNDS (Cost $244,836,302)		245,984,521
Short-Term Funds - 3.4%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $25,302,686)	25,302,686	$ 25,302,686
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $624,609,600)		754,328,019
NET OTHER ASSETS (LIABILITIES) - 0.0%		(135,261)
NET ASSETS - 100%		$ 754,192,758
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 57,485,863	$ 2,551,301	$ 5,000,070	$ -	$ 59,434,240
VIP Emerging Markets Portfolio Initial Class	28,392,902	13,125,482	1,786,459	-	39,838,900
VIP Equity-Income Portfolio Initial Class	58,076,823	3,813,493	3,284,175	-	62,268,822
VIP Growth & Income Portfolio Initial Class	67,759,370	3,643,791	4,871,703	-	71,196,269
VIP Growth Portfolio Initial Class	60,074,001	4,787,797	10,086,424	-	60,616,593
VIP High Income Portfolio Initial Class	48,287,935	2,196,693	21,491,746	-	30,449,744
VIP Investment Grade Bond Portfolio Initial Class	177,683,069	41,337,590	10,900,852	-	215,534,777
VIP Mid Cap Portfolio Initial Class	17,379,772	986,861	1,467,606	-	16,958,060
VIP Money Market Portfolio Initial Class	47,569,070	5,073,446	27,339,830	3,349	25,302,686
VIP Overseas Portfolio Initial Class	112,048,720	6,600,446	6,972,485	-	105,246,011
VIP Value Portfolio Initial Class	43,586,683	2,257,758	2,697,620	-	45,410,904
VIP Value Strategies Portfolio Initial Class	21,698,160	605,751	1,281,372	-	22,071,013
Total	$ 740,042,368	$ 86,980,409	$ 97,180,341	$ 3,349	$ 754,328,019
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $626,667,313. Net unrealized appreciation aggregated $127,660,706, of which $135,362,136 related to appreciated investment securities and $7,701,430 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2025 Portfolio

September 30, 2014

1.822350.109

VIPF2025-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	251,892	$ 9,327,569
VIP Equity-Income Portfolio Initial Class (b)	394,542	9,768,871
VIP Growth & Income Portfolio Initial Class (b)	545,833	11,173,205
VIP Growth Portfolio Initial Class (b)	151,673	9,515,934
VIP Mid Cap Portfolio Initial Class (b)	73,290	2,672,871
VIP Value Portfolio Initial Class (b)	447,775	7,150,967
VIP Value Strategies Portfolio Initial Class (b)	229,566	3,461,856
TOTAL DOMESTIC EQUITY FUNDS (Cost $38,420,590)		53,071,273
International Equity Funds - 22.2%

VIP Emerging Markets Portfolio Initial Class (b)	674,273	6,230,281
VIP Overseas Portfolio Initial Class (b)	859,292	16,713,224
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,822,158)		22,943,505
Bond Funds - 25.5%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	699,466	$ 4,161,825
VIP Investment Grade Bond Portfolio Initial Class (b)	1,717,456	22,120,836
TOTAL BOND FUNDS (Cost $26,109,837)		26,282,661
Short-Term Funds - 0.8%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $860,072)	860,072	860,072
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $86,212,657)		103,157,511
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,478)
NET ASSETS - 100%		$ 103,145,033
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 8,526,388	$ 1,948,612	$ 1,802,614	$ -	$ 9,327,569
VIP Emerging Markets Portfolio Initial Class	4,226,339	2,824,654	832,925	-	6,230,281
VIP Equity-Income Portfolio Initial Class	8,618,255	2,307,694	1,698,095	-	9,768,871
VIP Growth & Income Portfolio Initial Class	10,054,377	2,417,721	1,993,021	-	11,173,205
VIP Growth Portfolio Initial Class	8,908,461	2,448,043	2,709,611	-	9,515,934
VIP High Income Portfolio Initial Class	6,160,224	1,737,577	3,914,200	-	4,161,825
VIP Investment Grade Bond Portfolio Initial Class	17,405,403	7,855,111	3,901,904	-	22,120,836
VIP Mid Cap Portfolio Initial Class	2,562,544	686,344	583,309	-	2,672,871
VIP Money Market Portfolio Initial Class	-	1,613,954	753,882	46	860,072
VIP Overseas Portfolio Initial Class	16,594,173	4,123,191	3,029,954	-	16,713,224
VIP Value Portfolio Initial Class	6,461,681	1,578,140	1,216,700	-	7,150,967
VIP Value Strategies Portfolio Initial Class	3,201,074	731,484	621,461	-	3,461,856
Total	$ 92,718,919	$ 30,272,525	$ 23,057,676	$ 46	$ 103,157,511
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $86,713,277. Net unrealized appreciation aggregated $16,444,234, of which $17,421,361 related to appreciated investment securities and $977,127 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2030 Portfolio

September 30, 2014

1.822347.109

VIPF2030-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	747,432	$ 27,677,417
VIP Equity-Income Portfolio Initial Class (b)	1,169,392	28,954,154
VIP Growth & Income Portfolio Initial Class (b)	1,614,799	33,054,944
VIP Growth Portfolio Initial Class (b)	450,438	28,260,470
VIP Mid Cap Portfolio Initial Class (b)	214,816	7,834,333
VIP Value Portfolio Initial Class (b)	1,316,549	21,025,286
VIP Value Strategies Portfolio Initial Class (b)	678,047	10,224,952
TOTAL DOMESTIC EQUITY FUNDS (Cost $117,335,789)		157,031,556
International Equity Funds - 26.1%

VIP Emerging Markets Portfolio Initial Class (b)	1,922,803	17,766,698
VIP Overseas Portfolio Initial Class (b)	2,545,208	49,504,293
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $62,215,709)		67,270,991
Bond Funds - 12.9%

VIP High Income Portfolio Initial Class (b)	1,752,775	10,429,011
VIP Investment Grade Bond Portfolio Initial Class (b)	1,763,173	22,709,670
TOTAL BOND FUNDS (Cost $32,733,214)		33,138,681
Short-Term Funds - 0.0%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $71,054)	71,054	$ 71,054
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $212,355,766)		257,512,282
NET OTHER ASSETS (LIABILITIES) - 0.0%		(35,228)
NET ASSETS - 100%		$ 257,477,054
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 26,290,743	$ 2,253,506	$ 2,843,705	$ -	$ 27,677,417
VIP Emerging Markets Portfolio Initial Class	12,999,146	5,998,492	1,323,529	-	17,766,698
VIP Equity-Income Portfolio Initial Class	26,631,689	3,126,540	2,475,962	-	28,954,154
VIP Growth & Income Portfolio Initial Class	31,025,447	3,091,826	3,179,764	-	33,054,944
VIP Growth Portfolio Initial Class	27,431,063	3,729,777	5,491,909	-	28,260,470
VIP High Income Portfolio Initial Class	16,416,959	2,190,020	8,660,813	-	10,429,011
VIP Investment Grade Bond Portfolio Initial Class	13,395,744	10,451,309	1,848,763	-	22,709,670
VIP Mid Cap Portfolio Initial Class	7,860,120	984,025	1,034,184	-	7,834,333
VIP Money Market Portfolio Initial Class	-	202,456	131,402	2	71,054
VIP Overseas Portfolio Initial Class	51,174,972	5,727,483	4,401,388	-	49,504,293
VIP Value Portfolio Initial Class	19,932,844	2,053,156	1,983,405	-	21,025,286
VIP Value Strategies Portfolio Initial Class	9,842,202	797,007	888,497	-	10,224,952
Total	$ 243,000,929	$ 40,605,597	$ 34,263,321	$ 2	$ 257,512,282
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $213,722,852. Net unrealized appreciation aggregated $43,789,430, of which $46,653,586 related to appreciated investment securities and $2,864,156 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Income Portfolio

September 30, 2014

1.822341.109

VIPFINC-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	27,890	$ 1,032,760
VIP Equity-Income Portfolio Initial Class (b)	43,706	1,082,149
VIP Growth & Income Portfolio Initial Class (b)	60,287	1,234,084
VIP Growth Portfolio Initial Class (b)	16,832	1,056,015
VIP Mid Cap Portfolio Initial Class (b)	8,162	297,666
VIP Value Portfolio Initial Class (b)	49,514	790,737
VIP Value Strategies Portfolio Initial Class (b)	25,420	383,335
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,623,133)		5,876,746
International Equity Funds - 7.7%

VIP Emerging Markets Portfolio Initial Class (b)	86,441	798,712
VIP Overseas Portfolio Initial Class (b)	87,993	1,711,467
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,189,209)		2,510,179
Bond Funds - 48.5%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	202,277	$ 1,203,545
VIP Investment Grade Bond Portfolio Initial Class (b)	1,131,372	14,572,074
TOTAL BOND FUNDS (Cost $15,484,484)		15,775,619
Short-Term Funds - 25.7%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $8,341,029)	8,341,029	8,341,029
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $30,637,855)		32,503,573
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,412)
NET ASSETS - 100%		$ 32,501,161
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 881,526	$ 277,808	$ 195,620	$ -	$ 1,032,760
VIP Emerging Markets Portfolio Initial Class	442,582	450,587	87,273	-	798,712
VIP Equity-Income Portfolio Initial Class	891,202	299,824	164,960	-	1,082,149
VIP Growth & Income Portfolio Initial Class	1,035,773	339,230	213,721	-	1,234,084
VIP Growth Portfolio Initial Class	919,975	329,662	284,325	-	1,056,015
VIP High Income Portfolio Initial Class	1,728,037	386,507	961,183	-	1,203,545
VIP Investment Grade Bond Portfolio Initial Class	11,508,917	4,591,750	2,017,274	-	14,572,074
VIP Mid Cap Portfolio Initial Class	264,014	90,367	56,977	-	297,666
VIP Money Market Portfolio Initial Class	8,627,262	2,278,732	2,564,964	651	8,341,029
VIP Overseas Portfolio Initial Class	1,708,577	499,115	397,625	-	1,711,467
VIP Value Portfolio Initial Class	672,840	217,119	133,475	-	790,737
VIP Value Strategies Portfolio Initial Class	330,099	101,532	63,800	-	383,335
Total	$ 29,010,804	$ 9,862,233	$ 7,141,197	$ 651	$ 32,503,573
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $30,736,304. Net unrealized appreciation aggregated $1,767,269, of which $1,882,715 related to appreciated investment securities and $115,446 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

September 30, 2014

1.822343.109

VIPFLI-I-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.2%
	Shares	Value
Domestic Equity Funds - 22.2%
VIP Contrafund Portfolio Investor Class (b)	14,782	$ 544,995
VIP Equity-Income Portfolio Investor Class (b)	23,240	573,088
VIP Growth & Income Portfolio Investor Class (b)	32,086	654,556
VIP Growth Portfolio Investor Class (b)	8,918	557,637
VIP Mid Cap Portfolio Investor Class (b)	4,371	158,723
VIP Value Portfolio Investor Class (b)	26,348	419,983
VIP Value Strategies Portfolio Investor Class (b)	13,663	205,075
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,463,539)		3,114,057
International Equity Funds - 8.1%

Developed International Equity Funds - 6.5%
VIP Overseas Portfolio Investor Class R (b)	46,748	905,984
Emerging Markets Equity Funds - 1.6%
VIP Emerging Markets Portfolio Investor Class R (b)	24,886	228,954
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,163,922)		1,134,938
Bond Funds - 54.7%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (b)	118,434	$ 702,313
Investment Grade Bond Funds - 49.7%
VIP Investment Grade Bond Portfolio Investor Class (b)	544,662	6,988,018
TOTAL BOND FUNDS (Cost $7,660,219)		7,690,331
Short-Term Funds - 15.0%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $2,106,940)	2,106,940	2,106,940
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,394,620)		14,046,266
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 14,046,264
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 603,956	$ 48,079	$ 148,431	$ -	$ 544,995
VIP Emerging Markets Portfolio Investor Class R	251,964	27,636	57,035	-	228,954
VIP Equity-Income Portfolio Investor Class	611,387	54,958	129,302	-	573,088
VIP Growth & Income Portfolio Investor Class	710,091	59,602	159,527	-	654,556
VIP Growth Portfolio Investor Class	625,868	51,836	174,214	-	557,637
VIP High Income Portfolio Investor Class	645,915	76,769	36,535	-	702,313
VIP Investment Grade Bond Portfolio Investor Class	5,775,152	1,254,297	288,061	-	6,988,018
VIP Mid Cap Portfolio Investor Class	184,619	17,305	43,786	-	158,723
VIP Money Market Portfolio Investor Class	1,922,420	274,385	89,865	145	2,106,940
VIP Overseas Portfolio Investor Class R	971,422	112,824	123,832	-	905,984
VIP Value Portfolio Investor Class	458,793	44,551	104,998	-	419,983
VIP Value Strategies Portfolio Investor Class	229,838	18,202	53,255	-	205,075
Total	$ 12,991,425	$ 2,040,444	$ 1,408,841	$ 145	$ 14,046,266
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $13,437,190. Net unrealized appreciation aggregated $609,076, of which $826,429 related to appreciated investment securities and $217,353 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

September 30, 2014

1.822345.109

VIPFLI-II-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.0%
	Shares	Value
Domestic Equity Funds - 33.0%
VIP Contrafund Portfolio Investor Class (b)	41,977	$ 1,547,683
VIP Equity-Income Portfolio Investor Class (b)	65,649	1,618,900
VIP Growth & Income Portfolio Investor Class (b)	90,806	1,852,435
VIP Growth Portfolio Investor Class (b)	25,164	1,573,535
VIP Mid Cap Portfolio Investor Class (b)	12,175	442,072
VIP Value Portfolio Investor Class (b)	74,274	1,183,928
VIP Value Strategies Portfolio Investor Class (b)	38,341	575,500
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,118,712)		8,794,053
International Equity Funds - 12.0%

Developed International Equity Funds - 9.6%
VIP Overseas Portfolio Investor Class R (b)	132,141	2,560,896
Emerging Markets Equity Funds - 2.4%
VIP Emerging Markets Portfolio Investor Class R (b)	69,806	642,213
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,314,580)		3,203,109
Bond Funds - 45.1%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (b)	223,951	$ 1,328,029
Investment Grade Bond Funds - 40.1%
VIP Investment Grade Bond Portfolio Investor Class (b)	834,331	10,704,473
TOTAL BOND FUNDS (Cost $11,957,227)		12,032,502
Short-Term Funds - 9.9%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $2,655,774)	2,655,774	2,655,774
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $25,046,293)		26,685,438
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$ 26,685,438
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,403,825	$ 197,726	$ 163,941	$ -	$ 1,547,683
VIP Emerging Markets Portfolio Investor Class R	572,025	93,526	38,156	-	642,213
VIP Equity-Income Portfolio Investor Class	1,414,953	226,742	113,826	-	1,618,900
VIP Growth & Income Portfolio Investor Class	1,654,034	239,881	158,331	-	1,852,435
VIP Growth Portfolio Investor Class	1,469,901	238,343	278,093	-	1,573,535
VIP High Income Portfolio Investor Class	1,147,848	228,810	76,624	-	1,328,029
VIP Investment Grade Bond Portfolio Investor Class	8,895,556	2,217,558	791,470	-	10,704,473
VIP Mid Cap Portfolio Investor Class	426,151	71,523	57,460	-	442,072
VIP Money Market Portfolio Investor Class	2,201,020	598,444	143,690	179	2,655,774
VIP Overseas Portfolio Investor Class R	2,290,233	550,462	133,523	-	2,560,896
VIP Value Portfolio Investor Class	1,064,594	164,253	100,385	-	1,183,928
VIP Value Strategies Portfolio Investor Class	530,701	65,427	46,906	-	575,500
Total	$ 23,070,841	$ 4,892,695	$ 2,102,405	$ 179	$ 26,685,438
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $25,203,600. Net unrealized appreciation aggregated $1,481,838, of which $1,997,902 related to appreciated investment securities and $516,064 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

September 30, 2014

1.822348.109

VIPFLI-III-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.3%
	Shares	Value
Domestic Equity Funds - 49.3%
VIP Contrafund Portfolio Investor Class (b)	38,443	$ 1,417,409
VIP Equity-Income Portfolio Investor Class (b)	60,483	1,491,520
VIP Growth & Income Portfolio Investor Class (b)	83,299	1,699,290
VIP Growth Portfolio Investor Class (b)	23,125	1,446,036
VIP Mid Cap Portfolio Investor Class (b)	11,274	409,372
VIP Value Portfolio Investor Class (b)	68,332	1,089,211
VIP Value Strategies Portfolio Investor Class (b)	35,418	531,618
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,741,629)		8,084,456
International Equity Funds - 17.9%

Developed International Equity Funds - 14.3%
VIP Overseas Portfolio Investor Class R (b)	120,657	2,338,341
Emerging Markets Equity Funds - 3.6%
VIP Emerging Markets Portfolio Investor Class R (b)	64,415	592,621
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,918,815)		2,930,962
Bond Funds - 32.2%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Investor Class (b)	205,897	$ 1,220,969
Investment Grade Bond Funds - 24.8%
VIP Investment Grade Bond Portfolio Investor Class (b)	316,180	4,056,585
TOTAL BOND FUNDS (Cost $5,248,128)		5,277,554
Short-Term Funds - 0.6%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $96,116)	96,116	96,116
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,004,688)		16,389,088
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 16,389,087
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,144,394	$ 376,843	$ 194,050	$ -	$ 1,417,409
VIP Emerging Markets Portfolio Investor Class R	475,711	180,520	72,408	-	592,621
VIP Equity-Income Portfolio Investor Class	1,159,079	431,829	172,879	-	1,491,520
VIP Growth & Income Portfolio Investor Class	1,351,539	468,208	216,005	-	1,699,290
VIP Growth Portfolio Investor Class	1,195,187	413,846	279,870	-	1,446,036
VIP High Income Portfolio Investor Class	924,700	408,626	132,444	-	1,220,969
VIP Investment Grade Bond Portfolio Investor Class	2,869,576	1,587,608	528,940	-	4,056,585
VIP Mid Cap Portfolio Investor Class	343,155	123,875	56,865	-	409,372
VIP Money Market Portfolio Investor Class	34,017	65,061	2,962	4	96,116
VIP Overseas Portfolio Investor Class R	1,866,281	847,316	240,495	-	2,338,341
VIP Value Portfolio Investor Class	868,158	315,623	137,760	-	1,089,211
VIP Value Strategies Portfolio Investor Class	429,477	144,371	62,343	-	531,618
Total	$ 12,661,274	$ 5,363,726	$ 2,097,021	$ 4	$ 16,389,088
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $15,116,784. Net unrealized appreciation aggregated $1,272,304, of which $1,575,886 related to appreciated investment securities and $303,582 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2020 Portfolio

September 30, 2014

1.822895.109

VIPIFF2020-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	399,597	$ 14,733,144
VIP Equity-Income Portfolio Investor Class (b)	621,074	15,315,683
VIP Growth & Income Portfolio Investor Class (b)	864,294	17,631,604
VIP Growth Portfolio Investor Class (b)	238,592	14,919,169
VIP Mid Cap Portfolio Investor Class (b)	114,922	4,172,806
VIP Value Portfolio Investor Class (b)	701,021	11,174,273
VIP Value Strategies Portfolio Investor Class (b)	361,747	5,429,823
TOTAL DOMESTIC EQUITY FUNDS (Cost $66,612,565)		83,376,502
International Equity Funds - 19.3%

VIP Emerging Markets Portfolio Investor Class R (b)	1,076,353	9,902,451
VIP Overseas Portfolio Investor Class R (b)	1,343,409	26,035,269
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,236,937)		35,937,720
Bond Funds - 32.5%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	1,265,092	$ 7,501,994
VIP Investment Grade Bond Portfolio Investor Class (b)	4,124,842	52,921,726
TOTAL BOND FUNDS (Cost $59,917,267)		60,423,720
Short-Term Funds - 3.4%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $6,283,828)	6,283,828	6,283,828
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $168,050,597)		186,021,770
NET OTHER ASSETS (LIABILITIES) - 0.0%		-3
NET ASSETS - 100%		$ 186,021,767
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 12,511,725	$ 1,715,965	$ 522,814	$ -	$ 14,733,144
VIP Emerging Markets Portfolio Investor Class R	6,193,977	3,861,536	175,223	-	9,902,451
VIP Equity-Income Portfolio Investor Class	12,660,933	1,980,163	169,567	-	15,315,683
VIP Growth & Income Portfolio Investor Class	14,767,731	2,103,111	329,222	-	17,631,604
VIP Growth Portfolio Investor Class	13,066,290	2,113,811	1,603,722	-	14,919,169
VIP High Income Portfolio Investor Class	10,519,736	1,823,494	5,159,107	-	7,501,994
VIP Investment Grade Bond Portfolio Investor Class	38,622,409	14,886,895	2,254,538	-	52,921,726
VIP Mid Cap Portfolio Investor Class	3,780,589	642,268	262,210	-	4,172,806
VIP Money Market Portfolio Investor Class	10,350,270	2,588,322	6,654,764	785	6,283,828
VIP Overseas Portfolio Investor Class R	24,402,297	3,851,153	675,483	-	26,035,269
VIP Value Portfolio Investor Class	9,491,884	1,456,555	287,409	-	11,174,273
VIP Value Strategies Portfolio Investor Class	4,724,784	612,313	149,335	-	5,429,823
Total	$ 161,092,625	$ 37,635,586	$ 18,243,394	$ 785	$ 186,021,770
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $168,833,793. Net unrealized appreciation aggregated $17,187,977, of which $19,974,466 related to appreciated investment securities and $2,786,489 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2025 Portfolio

September 30, 2014

1.822896.109

VIPIFF2025-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	329,043	$ 12,131,819
VIP Equity-Income Portfolio Investor Class (b)	514,033	12,676,049
VIP Growth & Income Portfolio Investor Class (b)	711,784	14,520,393
VIP Growth Portfolio Investor Class (b)	197,083	12,323,589
VIP Mid Cap Portfolio Investor Class (b)	94,564	3,433,629
VIP Value Portfolio Investor Class (b)	578,643	9,223,570
VIP Value Strategies Portfolio Investor Class (b)	298,101	4,474,503
TOTAL DOMESTIC EQUITY FUNDS (Cost $51,905,991)		68,783,552
International Equity Funds - 22.2%

VIP Emerging Markets Portfolio Investor Class R (b)	870,286	8,006,629
VIP Overseas Portfolio Investor Class R (b)	1,112,589	21,561,968
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $27,565,006)		29,568,597
Bond Funds - 25.4%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	905,204	$ 5,367,861
VIP Investment Grade Bond Portfolio Investor Class (b)	2,220,731	28,491,979
TOTAL BOND FUNDS (Cost $33,563,818)		33,859,840
Short-Term Funds - 0.8%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $1,073,431)	1,073,431	1,073,431
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $114,108,246)		133,285,420
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$ 133,285,421
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 10,516,884	$ 1,747,358	$ 1,013,739	$ -	$ 12,131,819
VIP Emerging Markets Portfolio Investor Class R	5,230,757	3,103,889	380,101	-	8,006,629
VIP Equity-Income Portfolio Investor Class	10,643,828	2,078,814	797,072	-	12,676,049
VIP Growth & Income Portfolio Investor Class	12,419,336	2,205,620	1,059,921	-	14,520,393
VIP Growth Portfolio Investor Class	10,975,652	2,159,066	1,933,578	-	12,323,589
VIP High Income Portfolio Investor Class	7,602,691	1,427,192	3,898,341	-	5,367,861
VIP Investment Grade Bond Portfolio Investor Class	21,475,869	7,600,200	1,558,042	-	28,491,979
VIP Mid Cap Portfolio Investor Class	3,157,396	584,800	329,279	-	3,433,629
VIP Money Market Portfolio Investor Class	5	1,965,264	891,837	60	1,073,431
VIP Overseas Portfolio Investor Class R	20,461,266	3,344,873	995,160	-	21,561,968
VIP Value Portfolio Investor Class	7,973,371	1,392,701	593,670	-	9,223,570
VIP Value Strategies Portfolio Investor Class	3,949,942	592,407	282,011	-	4,474,503
Total	$ 114,406,997	$ 28,202,184	$ 13,732,751	$ 60	$ 133,285,420
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $114,662,990. Net unrealized appreciation aggregated $18,622,430, of which $19,914,578 related to appreciated investment securities and $1,292,148 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2030 Portfolio

September 30, 2014

1.822894.109

VIPIFF2030-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	372,119	$ 13,720,043
VIP Equity-Income Portfolio Investor Class (b)	581,988	14,351,823
VIP Growth & Income Portfolio Investor Class (b)	803,396	16,389,271
VIP Growth Portfolio Investor Class (b)	223,919	14,001,665
VIP Mid Cap Portfolio Investor Class (b)	108,296	3,932,243
VIP Value Portfolio Investor Class (b)	657,572	10,481,701
VIP Value Strategies Portfolio Investor Class (b)	339,405	5,094,472
TOTAL DOMESTIC EQUITY FUNDS (Cost $62,578,590)		77,971,218
International Equity Funds - 26.2%

VIP Emerging Markets Portfolio Investor Class R (b)	968,557	8,910,728
VIP Overseas Portfolio Investor Class R (b)	1,276,693	24,742,309
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $32,376,998)		33,653,037
Bond Funds - 13.0%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	882,470	$ 5,233,046
VIP Investment Grade Bond Portfolio Investor Class (b)	894,112	11,471,454
TOTAL BOND FUNDS (Cost $16,553,765)		16,704,500
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $6,530)	6,530	6,530
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $111,515,883)		128,335,285
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 128,335,284
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 12,030,459	$ 1,612,475	$ 898,750	$ -	$ 13,720,043
VIP Emerging Markets Portfolio Investor Class R	5,978,050	3,398,469	521,967	-	8,910,728
VIP Equity-Income Portfolio Investor Class	12,205,231	2,200,785	884,188	-	14,351,823
VIP Growth & Income Portfolio Investor Class	14,215,080	2,228,387	1,106,924	-	16,389,271
VIP Growth Portfolio Investor Class	12,535,331	2,036,797	1,821,522	-	14,001,665
VIP High Income Portfolio Investor Class	7,508,823	1,388,116	3,895,303	-	5,233,046
VIP Investment Grade Bond Portfolio Investor Class	6,049,929	5,757,978	675,468	-	11,471,454
VIP Mid Cap Portfolio Investor Class	3,592,490	631,264	302,553	-	3,932,243
VIP Money Market Portfolio Investor Class	-	99,330	92,800	-	6,530
VIP Overseas Portfolio Investor Class R	23,409,916	3,766,523	975,662	-	24,742,309
VIP Value Portfolio Investor Class	9,125,369	1,528,764	670,282	-	10,481,701
VIP Value Strategies Portfolio Investor Class	4,506,694	608,499	256,197	-	5,094,472
Total	$ 111,157,372	$ 25,257,387	$ 12,101,616	$ -	$ 128,335,285
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $112,065,177. Net unrealized appreciation aggregated $16,270,108, of which $17,993,563 related to appreciated investment securities and $1,723,455 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® Income Portfolio

September 30, 2014

1.822890.109

VIPIFFINC-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	55,546	$ 2,047,965
VIP Equity-Income Portfolio Investor Class (b)	86,519	2,133,552
VIP Growth & Income Portfolio Investor Class (b)	120,573	2,459,681
VIP Growth Portfolio Investor Class (b)	33,259	2,079,703
VIP Mid Cap Portfolio Investor Class (b)	15,930	578,412
VIP Value Portfolio Investor Class (b)	97,407	1,552,667
VIP Value Strategies Portfolio Investor Class (b)	50,289	754,838
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,014,508)		11,606,818
International Equity Funds - 7.7%

VIP Emerging Markets Portfolio Investor Class R (b)	170,516	1,568,749
VIP Overseas Portfolio Investor Class R (b)	175,073	3,392,915
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,330,855)		4,961,664
Bond Funds - 48.6%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	401,490	$ 2,380,834
VIP Investment Grade Bond Portfolio Investor Class (b)	2,261,917	29,020,398
TOTAL BOND FUNDS (Cost $30,959,526)		31,401,232
Short-Term Funds - 25.7%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $16,617,667)	16,617,667	16,617,667
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $60,922,556)		64,587,381
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10)
NET ASSETS - 100%		$ 64,587,371
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,828,510	$ 415,896	$ 340,197	$ -	$ 2,047,965
VIP Emerging Markets Portfolio Investor Class R	923,538	817,382	163,981	-	1,568,749
VIP Equity-Income Portfolio Investor Class	1,849,086	423,882	257,960	-	2,133,552
VIP Growth & Income Portfolio Investor Class	2,150,832	504,506	348,141	-	2,459,681
VIP Growth Portfolio Investor Class	1,906,316	498,694	518,312	-	2,079,703
VIP High Income Portfolio Investor Class	3,595,571	714,173	2,035,819	-	2,380,834
VIP Investment Grade Bond Portfolio Investor Class	23,919,858	6,823,616	2,711,096	-	29,020,398
VIP Mid Cap Portfolio Investor Class	544,698	150,894	119,768	-	578,412
VIP Money Market Portfolio Investor Class	17,885,497	3,761,657	5,029,487	1,342	16,617,667
VIP Overseas Portfolio Investor Class R	3,538,221	699,793	644,456	-	3,392,915
VIP Value Portfolio Investor Class	1,389,783	330,222	239,801	-	1,552,667
VIP Value Strategies Portfolio Investor Class	682,371	154,736	116,224	-	754,838
Total	$ 60,214,281	$ 15,295,451	$ 12,525,242	$ 1,342	$ 64,587,381
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $61,095,134. Net unrealized appreciation aggregated $3,492,247, of which $3,781,156 related to appreciated investment securities and $288,909 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Bond Portfolio

September 30, 2014

1.808780.110

VIPIGB-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.4%
	Shares	Value
Fidelity Specialized High Income Central Fund (c)	662,261	$ 69,517,545
Fidelity VIP Investment Grade Central Fund (c)	28,471,798	3,009,184,315
TOTAL FIXED-INCOME FUNDS (Cost $3,018,328,017)		3,078,701,860
Nonconvertible Bonds - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
CommonWealth REIT 5.875% 9/15/20 (Cost $581,769)	$ 546,000	588,891
Asset-Backed Securities - 0.0%

Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17 (Cost $439,973)	440,000	442,124
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3645% 5/25/47 (b)	333,662	303,599
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3245% 2/25/37 (b)	956,536	867,100
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6153% 3/25/35 (b)	657,925	610,327
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $771,054)		1,781,026
Money Market Funds - 0.4%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a) (Cost $11,624,584)	11,624,584	$ 11,624,584
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $3,031,745,397)		3,093,138,485
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,078,188
NET ASSETS - 100%		$ 3,096,216,673
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,252
Fidelity Specialized High Income Central Fund	1,508,725
Fidelity VIP Investment Grade Central Fund	64,206,973
Total	$ 65,725,950
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 38,285,173	$ 31,608,938	$ -	$ 69,517,545	13.1%
Fidelity VIP Investment Grade Central Fund	2,902,063,071	151,470,511	110,941,492	3,009,184,315	71.3%
Total	$ 2,940,348,244	$ 183,079,449	$ 110,941,492	$ 3,078,701,860
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 588,891	$ -	$ 588,891	$ -
Asset-Backed Securities	442,124	-	442,124	-
Collateralized Mortgage Obligations	1,781,026	-	1,781,026	-
Fixed-Income Funds	3,078,701,860	3,078,701,860	-	-
Money Market Funds	11,624,584	11,624,584	-	-
Total Investments in Securities:	$ 3,093,138,485	$ 3,090,326,444	$ 2,812,041	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $2,977,429,441. Net unrealized appreciation aggregated $115,709,044, of which $127,526,868 related to appreciated investment securities and $11,817,824 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities and collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Money Market Portfolio

September 30, 2014

1.807728.110

VIPMM-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 54.7%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 7.0%
BMO Harris Bank NA
1/30/15 to 2/18/15	0.24 to 0.25%	$ 70,000,000	$ 70,000,000
Citibank NA
10/27/14 to 12/17/14	0.21 to 0.23	57,000,000	57,000,000
RBS Citizens NA
10/29/14	0.30	14,000,000	14,000,000
Wells Fargo Bank NA
11/4/14 to 3/2/15	0.20 to 0.21 (c)	59,000,000	59,000,000
			200,000,000
London Branch, Eurodollar, Foreign Banks - 2.7%
Commonwealth Bank of Australia
12/22/14	0.22	5,000,000	5,000,000
National Australia Bank Ltd.
10/24/14 to 3/10/15	0.20 to 0.25 (c)	72,000,000	72,000,000
			77,000,000
New York Branch, Yankee Dollar, Foreign Banks - 45.0%
Bank of Montreal Chicago CD Program
6/12/15	0.24 (c)	18,000,000	18,000,000
Bank of Nova Scotia
10/3/14 to 6/19/15	0.21 to 0.31 (c)	124,000,000	124,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
11/21/14 to 3/27/15	0.25	99,000,000	99,000,000
Canadian Imperial Bank of Commerce
2/27/15 to 6/12/15	0.24 to 0.30 (c)	36,000,000	36,000,000
Credit Agricole CIB
12/29/14	0.24	27,000,000	27,000,000
Credit Suisse AG
11/3/14 to 1/12/15	0.25 to 0.31 (c)	57,000,000	57,000,000
Landesbank Baden-Wuerttemberg New York Branch
10/1/14 to 10/7/14	0.15	80,000,000	80,000,000
Mitsubishi UFJ Trust & Banking Corp.
10/10/14	0.28	4,000,000	4,000,000
Mizuho Corporate Bank Ltd.
10/10/14 to 1/9/15	0.25	118,000,000	118,000,000
Natexis Banques Populaires New York Branch
11/3/14 to 1/5/15	0.26	109,000,000	109,000,000
National Bank of Canada
12/8/14 to 3/18/15	0.32 to 0.36 (c)	53,000,000	52,997,746
Royal Bank of Canada
4/9/15 to 7/23/15	0.22 to 0.23 (c)	32,000,000	32,000,000
Sumitomo Mitsui Banking Corp.
10/10/14 to 3/16/15	0.22 to 0.33 (c)	139,100,000	139,099,999
Sumitomo Mitsui Trust Banking Ltd.
10/24/14 to 1/22/15	0.24	97,000,000	97,000,000

	Yield (a)	Principal Amount	Value
Swedbank AB
10/7/14 to 12/8/14	0.24 to 0.25%	$ 117,000,000	$ 116,999,800
Toronto-Dominion Bank
10/10/14 to 7/2/15	0.23 to 0.31 (c)	83,000,000	83,000,000
UBS AG
11/17/14 to 3/5/15	0.22 to 0.27 (c)	87,000,000	87,000,000
			1,280,097,545
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,557,097,545)			1,557,097,545
Financial Company Commercial Paper - 11.5%

Bank of Nova Scotia
5/22/15	0.28	12,000,000	11,978,253
BAT International Finance PLC
10/1/14 to 10/7/14	0.29	4,000,000	3,999,952
Credit Agricole CIB
10/1/14	0.06	63,000,000	63,000,000
DNB Bank ASA
3/18/15	0.25	5,000,000	4,994,167
General Electric Capital Corp.
11/3/14 to 11/10/14	0.20	63,000,000	62,988,178
JPMorgan Securities LLC
11/25/14 to 4/27/15	0.23 to 0.25 (c)	54,000,000	53,995,783
Landesbank Baden-Wurttemberg
10/2/14 to 10/8/14	0.15 to 0.25	50,000,000	49,999,264
Natexis Banques Populaires U.S. Finance Co. LLC
10/31/14	0.26	30,000,000	29,993,500
Skandinaviska Enskilda Banken AB
12/29/14	0.22	15,000,000	14,991,842
Swedbank AB
1/12/15 to 1/28/15	0.25	23,000,000	22,982,215
Toyota Motor Credit Corp.
3/25/15	0.25	9,000,000	8,989,063
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $327,912,217)			327,912,217
Other Commercial Paper - 1.4%

Dominion Resources, Inc.
10/8/14 to 11/3/14	0.25 to 0.27	3,000,000	2,999,655
Hewlett-Packard Co.
10/2/14 to 10/28/14	0.29 to 0.31	14,000,000	13,997,329
NBCUniversal Enterprise, Inc.
10/17/14	0.25	2,000,000	1,999,778
Other Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Northeast Utilities
10/1/14 to 10/10/14	0.22 to 0.24%	$ 11,000,000	$ 10,999,780
Sempra Global
10/7/14 to 10/24/14	0.27 to 0.30	9,000,000	8,998,622
TOTAL OTHER COMMERCIAL PAPER (Cost $38,995,164)			38,995,164
Treasury Debt - 0.7%

U.S. Treasury Obligations - 0.7%
U.S. Treasury Bills
10/16/14	0.14	14,000,000	13,999,169
U.S. Treasury Notes
11/15/14	0.17	5,000,000	5,025,093
TOTAL TREASURY DEBT (Cost $19,024,262)			19,024,262
Other Note - 0.8%

Medium-Term Notes - 0.8%
Dominion Resources, Inc.
11/13/14	0.35 (b)(c)	6,000,000	6,000,000
Svenska Handelsbanken AB
3/13/15 to 3/27/15	0.28 to 0.30 (b)(c)	18,000,000	18,000,000
TOTAL OTHER NOTE (Cost $24,000,000)			24,000,000
Government Agency Debt - 2.6%

Federal Agencies - 2.6%
Federal Home Loan Bank
8/21/15 to 10/2/15 (Cost $72,998,840)	0.19 to 0.25	73,000,000	72,998,840
Other Instrument - 1.9%

Corporate Bonds - 0.4%
International Bank Reconstruction & Development
10/28/15	0.30	10,000,000	10,000,000
Time Deposits - 1.5%
Credit Agricole CIB
10/1/14	0.06	35,000,000	35,000,000
ING Bank NV
10/7/14	0.11	8,000,000	8,000,000
			43,000,000
TOTAL OTHER INSTRUMENT (Cost $53,000,000)			53,000,000
Government Agency Repurchase Agreement - 12.3%
	Maturity Amount		Value
In a joint trading account at 0.02% dated 9/30/14 due 10/1/14 (Collateralized by U.S. Government Obligations) #	$ 318,629,159		$ 318,629,000
With:
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.09%, dated 9/26/14 due 10/7/14 (Collateralized by U.S. Government Obligations valued at $8,160,102, 5%, 8/1/40)	8,001,200		8,000,000
0.1%, dated:
7/30/14 due 10/1/14 (Collateralized by U.S. Government Obligations valued at $7,141,250, 2.24% - 5%, 7/1/24 - 8/1/44)	7,001,225		7,000,000
9/10/14 due 10/7/14 (Collateralized by U.S. Government Obligations valued at $9,180,536, 2.11% - 6.5%, 7/1/24 - 8/1/44)	9,001,450		9,000,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 9/17/14 due 10/7/14 (Collateralized by U.S. Treasury Obligations valued at $9,180,538, 1.88% - 11.25%, 2/15/15 - 8/31/17)	9,004,500		9,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $351,629,000)		351,629,000
Other Repurchase Agreement - 10.8%

Other Repurchase Agreement - 10.8%
With:
BNP Paribas Securities Corp. at:
0.23%, dated 9/12/14 due 10/7/14 (Collateralized by Corporate Obligations valued at $2,100,255, 1.68% - 8.75%, 1/9/17 - 8/15/40)	2,000,409		2,000,000
0.41%, dated 9/10/14 due 10/7/14 (Collateralized by Corporate Obligations valued at $1,069,569, 2.63% - 9.75%, 3/15/17 - 6/15/32)	1,000,342		1,000,000
Other Repurchase Agreement - continued
	Maturity Amount		Value
Other Repurchase Agreement - continued
With: - continued
Citigroup Global Markets, Inc. at:
0.78%, dated 7/15/14 due 10/15/14 (Collateralized by Corporate Obligations valued at $2,163,651, 0%, 12/15/43)	$ 2,003,987		$ 2,000,000
1%, dated 8/15/14 due 2/2/15 (Collateralized by Corporate Obligations valued at $7,569,870, 0.30% - 0.48%, 7/15/36 - 10/25/36)	7,040,833		7,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.14%, dated 9/30/14 due 10/7/14 (Collateralized by U.S. Government Obligations valued at $1,032,904, 3%, 6/15/42)	1,000,027		1,000,000
0.36%, dated 9/30/14 due 10/7/14 (Collateralized by Corporate Obligations valued at $4,321,307, 6.25% - 8.25%, 4/1/21 - 6/15/21)	4,000,280		4,000,000
0.41%, dated 9/24/14 due 10/1/14 (Collateralized by Corporate Obligations valued at $8,645,074, 7.38% - 9.25%, 3/15/20 - 5/1/22)	8,000,638		8,000,000
0.42%, dated 9/25/14 due 10/2/14 (Collateralized by Corporate Obligations valued at $8,549,273, 0.52% - 12.25%, 11/5/14 - 6/1/36)	8,000,653		8,000,000
0.65%, dated:
8/5/14 due 11/3/14 (Collateralized by Corporate Obligations valued at $3,246,289, 6.25%, 11/1/19)	3,004,875		3,000,000
8/7/14 due 11/5/14 (Collateralized by Corporate Obligations valued at $12,973,343, 7.75% - 8.75%, 8/15/19 - 1/15/22)	12,019,500		12,000,000
8/28/14 due:
10/9/14 (Collateralized by Corporate Obligations valued at $5,403,403, 5.88% - 6.50%, 3/15/21 - 11/1/21)	5,003,792		5,000,000
10/31/14 (Collateralized by Corporate Obligations valued at $7,565,728, 6.13% - 10.75%, 8/15/15 - 10/15/22)	7,008,089		7,000,000
11/13/14 (Collateralized by Corporate Obligations valued at $15,132,663, 8% - 9.13%, 2/15/18 - 12/1/20)	14,019,464		14,000,000

	Maturity Amount		Value
0.7%, dated 9/25/14 due 11/4/14 (Collateralized by Corporate Obligations valued at $5,404,560, 5.88% - 6.75%, 11/15/19 - 8/1/23)	$ 5,003,889		$ 5,000,000
ING Financial Markets LLC at 0.16%, dated 9/30/14 due 10/1/14 (Collateralized by Corporate Obligations valued at $15,754,167, 3.25% - 8.88%, 3/15/16 - 8/15/42)	15,000,067		15,000,000
J.P. Morgan Clearing Corp. at 0.63%, dated:
6/19/14 due 12/29/14 (Collateralized by Equity Securities valued at $3,267,970)	3,011,025		3,000,000
8/27/14 due 12/29/14 (Collateralized by Equity Securities valued at $5,438,790)	5,013,300		5,000,000
J.P. Morgan Securities, Inc. at:
0.2%, dated 9/24/14 due 10/1/14 (Collateralized by U.S. Government Obligations valued at $5,152,081, 3%, 9/20/39)	5,000,194		5,000,000
0.61%, dated 6/4/14 due 12/19/14 (Collateralized by Mortgage Loan Obligations valued at $6,496,622, 5.45%, 8/12/48)	6,020,130		6,000,000
0.62%, dated 7/10/14 due 11/7/14 (Collateralized by Mortgage Loan Obligations valued at $1,082,770, 5.45%, 8/12/48)	1,002,067		1,000,000
0.63%, dated:
6/18/14 due 12/29/14 (Collateralized by Mortgage Loan Obligations valued at $10,820,544, 5.51% - 5.52%, 3/10/39 - 1/15/49)	10,041,650		10,000,000
8/15/14 due 12/29/14 (Collateralized by Equity Securities valued at $11,966,361)	11,029,453		11,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.23%, dated 9/25/14 due 10/2/14 (Collateralized by U.S. Government Obligations valued at $14,420,553, 3% - 3.50%, 4/25/32 - 10/15/43)	14,000,626		14,000,000
0.53%, dated 9/30/14 due 10/1/14 (Collateralized by Corporate Obligations valued at $29,931,045, 0% - 1.55%, 10/1/14 - 11/9/41)	28,000,412		28,000,000
Other Repurchase Agreement - continued
	Maturity Amount		Value
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at: - continued
0.78%, dated:
9/4/14 due 12/3/14 (Collateralized by Equity Securities valued at $4,313,594)	$ 4,007,800		$ 4,000,000
9/10/14 due 12/9/14 (Collateralized by Equity Securities valued at $9,694,191)	9,017,550		9,000,000
9/11/14 due 12/9/14 (Collateralized by Equity Securities valued at $3,220,437)	3,005,785		3,000,000
0.85%, dated 8/28/14 due 10/31/14 (Collateralized by Corporate Obligations valued at $17,293,872, 0% - 14%, 4/15/16 - 9/25/57)	16,024,178		16,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.21%, dated 9/29/14 due 10/6/14 (Collateralized by Corporate Obligations valued at $3,150,037, 2.55% - 6.25%, 1/30/19 - 11/1/40)	3,000,123		3,000,000
0.26%, dated:
9/4/14 due 10/6/14 (Collateralized by Equity Securities valued at $4,320,862)	4,000,924		4,000,000
9/22/14 due 10/7/14 (Collateralized by Equity Securities valued at $1,080,104)	1,000,217		1,000,000
0.31%, dated 7/23/14 due 10/7/14 (Collateralized by Equity Securities valued at $31,338,901)	29,022,475		29,000,000
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
9/23/14 due 10/7/14 (Collateralized by Equity Securities valued at $2,160,206)	2,000,233		2,000,000
9/25/14 due 10/7/14 (Collateralized by U.S. Treasury Obligations valued at $1,043,331, 0%, 12/11/14)	1,000,117		1,000,000
9/29/14 due 10/7/14 (Collateralized by Equity Securities valued at $2,160,045)	2,000,250		2,000,000
9/30/14 due 10/7/14 (Collateralized by Equity Securities valued at $4,320,037)	4,000,500		4,000,000

	Maturity Amount		Value
0.52%, dated 9/24/14 due 10/7/14 (Collateralized by U.S. Government Obligations valued at $1,041,766, 3.5% - 6.45%, 3/15/40 - 7/25/42)	$ 1,000,202		$ 1,000,000
0.91%, dated:
7/21/14 due 10/17/14 (Collateralized by U.S. Government Obligations valued at $2,065,349, 3% - 6.65%, 1/16/40 - 2/25/43)	2,004,449		2,000,000
7/23/14 due 10/21/14 (Collateralized by U.S. Government Obligations valued at $2,063,757, 2.2% - 6.65%, 9/23/19 - 2/25/43)	2,004,550		2,000,000
8/4/14 due 11/3/14 (Collateralized by U.S. Government Obligations valued at $3,092,265, 6.25% - 6.65%, 1/16/40 - 9/25/41)	3,006,901		3,000,000
8/7/14 due 11/5/14 (Collateralized by U.S. Government Obligations valued at $2,064,189, 6.45% - 6.65%, 1/16/40 - 7/25/42)	2,004,550		2,000,000
9/2/14 due 12/1/14 (Collateralized by U.S. Government Obligations valued at $3,094,530, 3.5% - 6.65%, 5/15/29 - 9/25/41)	3,006,825		3,000,000
1.03%, dated 9/5/14 due 1/5/15 (Collateralized by U.S. Government Obligations valued at $1,030,766, 4%, 3/25/42)	1,003,491		1,000,000
RBC Capital Markets Co. at:
0.19%, dated 9/30/14 due 10/7/14 (Collateralized by U.S. Government Obligations valued at $3,088,599, 2% - 12.03%, 7/25/32 - 9/25/44)	3,000,222		3,000,000
0.29%, dated 9/23/14 due 10/7/14 (Collateralized by U.S. Government Obligations valued at $4,117,761, 2.49% - 12.03%, 7/25/32 - 9/25/44)	4,002,932		4,000,000
0.38%, dated 9/30/14 due 10/7/14 (Collateralized by Corporate Obligations valued at $3,240,035, 3.38% - 12.50%, 4/15/15 - 10/2/43)	3,000,443		3,000,000
0.4%, dated 9/23/14 due 10/7/14 (Collateralized by Mortgage Loan Obligations valued at $1,079,586, 0.28% - 6.25%, 6/25/34 - 2/15/51)	1,000,156		1,000,000
Other Repurchase Agreement - continued
	Maturity Amount		Value
Other Repurchase Agreement - continued
With: - continued
SG Americas Securities, LLC at:
0.28%, dated 9/30/14 due 10/7/14 (Collateralized by Equity Securities valued at $5,400,412)	$ 5,000,272		$ 5,000,000
0.42%, dated 9/24/14 due 10/1/14 (Collateralized by Corporate Obligations valued at $8,644,413, 7.63% - 9.25%, 2/15/19 - 3/15/20)	8,000,653		8,000,000
UBS Securities LLC at 0.43%, dated 7/8/14 due 10/7/14 (Collateralized by Corporate Obligations valued at $5,406,726, 0% - 7.88%, 10/15/14 - 9/1/42)	5,005,494		5,000,000
Wells Fargo Securities, LLC at:
0.35%, dated 9/30/14 due 10/7/14 (Collateralized by Equity Securities valued at $1,080,031)	1,000,068		1,000,000
0.4%, dated 9/26/14 due 10/3/14 (Collateralized by Corporate Obligations valued at $5,400,300, 8.5%, 6/30/19)	5,000,389		5,000,000
0.75%, dated 7/29/14 due 10/29/14 (Collateralized by Equity Securities valued at $3,228,792)	3,005,750		3,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $307,000,000)		307,000,000
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $2,751,657,028)	2,751,657,028
NET OTHER ASSETS (LIABILITIES) - 3.3%	94,289,845
NET ASSETS - 100%	$ 2,845,946,873
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,000,000 or 0.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$318,629,000 due 10/01/14 at 0.02%
BNP Paribas Securities Corp.	$ 14,754
BNY Mellon Capital Markets LLC	44,843,666
Bank of America NA	125,293,202
Citibank NA	11,749,040
HSBC Securities (USA), Inc.	19,865,744
ING Financial Markets LLC	12,332,008
J.P. Morgan Securities, Inc.	5,560,615
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,811,712
Mizuho Securities USA, Inc.	66,682,531
Wells Fargo Securities LLC	28,475,728
$ 318,629,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2014, the cost of investment securities for income tax purposes was $2,751,657,028.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Target Volatility Portfolio

September 30, 2014

1.955030.101

VIPTV-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.0%
	Shares	Value
Domestic Equity Funds - 43.6%
Fidelity Air Transportation Portfolio (b)	1,007	$ 65,080
Fidelity Automotive Portfolio (b)	1,742	86,475
Fidelity Banking Portfolio (b)	19,856	511,105
Fidelity Blue Chip Growth Fund (b)	60,341	3,952,940
Fidelity Brokerage and Investment Management Portfolio (b)	1,001	74,337
Fidelity Chemicals Portfolio (b)	3,771	584,961
Fidelity Communications Equipment Portfolio (b)	2,123	67,658
Fidelity Computers Portfolio (b)	4,367	347,924
Fidelity Consumer Discretionary Portfolio (b)	72,024	2,271,635
Fidelity Consumer Staples Portfolio (b)	17,464	1,645,999
Fidelity Electronics Portfolio (b)	18,040	1,424,417
Fidelity Energy Portfolio (b)	21,078	1,172,356
Fidelity Energy Service Portfolio (b)	2,716	231,427
Fidelity Event Driven Opportunities Fund (b)	19,214	198,863
Fidelity Financial Services Portfolio (b)	47,170	4,023,094
Fidelity Gold Portfolio (a)(b)	9,792	186,149
Fidelity Growth Discovery Fund (b)	54,612	1,273,012
Fidelity Health Care Portfolio (b)	16,612	3,636,795
Fidelity Independence Fund (b)	31,041	1,233,864
Fidelity Industrials Portfolio (b)	44,489	1,395,606
Fidelity Large Cap Stock Fund (b)	139,818	3,937,286
Fidelity Materials Portfolio (b)	7,133	605,792
Fidelity Mega Cap Stock Fund (b)	191,222	3,093,969
Fidelity Multimedia Portfolio (b)	1,564	126,766
Fidelity Natural Gas Portfolio (b)	13,818	571,374
Fidelity OTC Portfolio (b)	15,271	1,200,109
Fidelity Real Estate Investment Portfolio (b)	11,132	403,416
Fidelity Small Cap Value Fund (b)	4,160	71,878
Fidelity Stock Selector Large Cap Value Fund (b)	276,873	4,576,717
Fidelity Technology Portfolio (b)	21,149	2,579,289
Fidelity Transportation Portfolio (b)	14,242	1,202,153
Fidelity Utilities Portfolio (b)	7,650	569,473
Fidelity Value Discovery Fund (b)	63,173	1,471,310
Fidelity Value Fund (b)	30,205	3,310,734
KBW Regional Banking ETF	10,259	388,406
Vanguard Value ETF	12,442	1,010,290
TOTAL DOMESTIC EQUITY FUNDS		49,502,659
Emerging Markets Equity Funds - 0.6%
iShares MSCI Emerging Markets Index ETF	17,068	709,346
International Equity Funds - 18.8%
Fidelity Diversified International Fund (b)	265,341	9,586,780
Fidelity Emerging Asia Fund (b)	36,286	1,173,500
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (b)	101	924

	Shares	Value
Fidelity Emerging Markets Discovery Fund (b)	3,872	$ 48,471
Fidelity Emerging Markets Fund (b)	17,998	445,454
Fidelity Europe Fund (b)	67,378	2,498,388
Fidelity International Capital Appreciation Fund (b)	28,822	485,941
Fidelity International Small Cap Opportunities Fund (b)	106,794	1,488,710
Fidelity Nordic Fund (b)	43,907	1,943,763
Fidelity Pacific Basin Fund (b)	493	13,889
iShares MSCI EAFE Index ETF	22,437	1,438,660
iShares MSCI Taiwan Index ETF	44,302	676,492
Spartan International Index Fund Investor Class (b)	10,976	436,939
WisdomTree Japan Hedged Equity ETF	21,835	1,142,407
TOTAL INTERNATIONAL EQUITY FUNDS		21,380,318
TOTAL EQUITY FUNDS (Cost $70,396,217)		71,592,323
Fixed-Income Funds - 33.8%

Fixed-Income Funds - 33.0%
Fidelity Conservative Income Bond Fund (b)	13,269	133,219
Fidelity Corporate Bond Fund (b)	493,857	5,600,334
Fidelity Floating Rate High Income Fund (b)	12,648	124,334
Fidelity High Income Fund (b)	27,843	255,595
Fidelity New Markets Income Fund (b)	13,506	219,196
Fidelity Real Estate Income Fund (b)	29,376	337,825
Fidelity Total Bond Fund (b)	2,397,271	25,554,910
iShares Barclays Aggregate Bond ETF	36,647	3,998,554
iShares JPMorgan USD Emerging Markets Bond ETF	4,793	540,890
SPDR Lehman High Yield Bond ETF	19,202	771,536
TOTAL FIXED-INCOME FUNDS		37,536,393
Municipal Bond Funds - 0.8%
iShares Barclays 20+ Year Treasury Bond ETF	7,599	883,536
TOTAL FIXED-INCOME FUNDS (Cost $38,149,212)		38,419,929
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/30/14 to 12/18/14 (c) (Cost $129,996)	$ 130,000	$ 129,997
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $108,675,425)	110,142,249
NET OTHER ASSETS (LIABILITIES) - 3.1%	3,492,948
NET ASSETS - 100%	$ 113,635,197
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 2,260,325	$ (26,997)
3 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	275,955	(8,416)
TOTAL EQUITY INDEX CONTRACTS		$ 2,536,280	$ (35,413)

The face value of futures purchased as a percentage of net assets is 2.2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated Fund
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,997.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 209,440	$ 65,107	$ 209,193	$ -	$ 65,080
Fidelity Automotive Portfolio	31,477	64,052	-	24	86,475
Fidelity Banking Portfolio	1,039,280	708,340	1,172,956	3,994	511,105
Fidelity Biotechnology Portfolio	159,089	-	174,461	-	-
Fidelity Blue Chip Growth Fund	2,499,014	1,370,324	-	3,179	3,952,940
Fidelity Blue Chip Value Fund	-	443,540	469,495	-	-
Fidelity Brokerage and Investment Management Portfolio	456,119	298,512	653,072	739	74,337
Fidelity Chemicals Portfolio	482,150	457,933	399,459	1,369	584,961
Fidelity Communications Equipment Portfolio	62,560	68	-	8	67,658
Fidelity Computers Portfolio	-	337,450	-	-	347,924
Fidelity Conservative Income Bond Fund	157,790	290	24,861	289	133,219
Fidelity Consumer Discretionary Portfolio	400,585	2,089,239	203,868	124	2,271,635
Fidelity Consumer Staples Portfolio	413,214	1,197,481	-	1,173	1,645,999
Fidelity Contrafund	1,112,860	56,443	1,160,629	-	-
Fidelity Corporate Bond Fund	3,623,807	5,870,847	4,049,311	132,587	5,600,334
Fidelity Disciplined Equity Fund	1,806,653	55,985	2,026,005	-	-
Fidelity Diversified International Fund	1,051,203	9,391,672	573,141	-	9,586,780
Fidelity Electronics Portfolio	-	1,322,524	-	281	1,424,417
Fidelity Emerging Asia Fund	-	1,216,655	-	-	1,173,500
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	932	-	-	-	924
Fidelity Emerging Markets Discovery Fund	33,135	13,519	-	-	48,471
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 160,167	$ 285,441	$ -	$ -	$ 445,454
Fidelity Energy Portfolio	289,435	1,967,837	1,105,996	2,581	1,172,356
Fidelity Energy Service Portfolio	88,968	498,698	348,170	90	231,427
Fidelity Equity-Income Fund	270,886	419,170	698,810	715	-
Fidelity Europe Capital Appreciation Fund	5,696	-	5,795	-	-
Fidelity Europe Fund	2,183,567	2,282,604	1,885,459	-	2,498,388
Fidelity Event Driven Opportunities Fund	-	210,926	-	-	198,863
Fidelity Financial Services Portfolio	102,376	3,808,350	-	1,842	4,023,094
Fidelity Floating Rate High Income Fund	240,294	4,800	119,238	4,778	124,334
Fidelity Gold Portfolio	-	337,414	121,172	-	186,149
Fidelity Growth Discovery Fund	-	1,790,595	560,306	340	1,273,012
Fidelity Health Care Portfolio	961,354	3,327,089	942,055	-	3,636,795
Fidelity High Income Fund	147,660	113,861	-	9,100	255,595
Fidelity Independence Fund	-	1,236,676	-	-	1,233,864
Fidelity Industrial Equipment Portfolio	262,007	22,055	267,625	583	-
Fidelity Industrials Portfolio	1,343,952	1,025,268	888,370	2,129	1,395,606
Fidelity Insurance Portfolio	636,498	-	615,551	-	-
Fidelity International Capital Appreciation Fund	-	480,345	-	-	485,941
Fidelity International Discovery Fund	3,532,493	152,927	3,594,933	-	-
Fidelity International Small Cap Fund	1,948,358	21,040	1,957,329	-	-
Fidelity International Small Cap Opportunities Fund	541,201	1,398,510	430,059	-	1,488,710
Fidelity IT Services Portfolio	-	63,682	62,140	-	-
Fidelity Japan Smaller Companies Fund	961,008	-	919,867	-	-
Fidelity Large Cap Stock Fund	2,648,195	1,598,961	423,706	12,399	3,937,286
Fidelity Low-Priced Stock Fund	1,813,267	10,649	1,844,255	-	-
Fidelity Materials Portfolio	181,107	426,705	-	277	605,792
Fidelity Medical Equipment and Systems Portfolio	76,837	-	81,890	-	-
Fidelity Mega Cap Stock Fund	1,423,614	3,816,546	2,315,866	29,502	3,093,969
Fidelity Mid Cap Value Fund	579,054	-	561,375	-	-
Fidelity Multimedia Portfolio	98,463	28,612	-	7	126,766
Fidelity Natural Gas Portfolio	-	574,462	-	-	571,374
Fidelity New Markets Income Fund	-	223,533	-	2,823	219,196
Fidelity New Millennium Fund	1,177,807	2,087,608	3,370,491	8,879	-
Fidelity Nordic Fund	1,224,918	789,614	-	-	1,943,763
Fidelity OTC Portfolio	405,892	1,644,201	771,047	-	1,200,109
Fidelity Overseas Fund	-	4,586,413	4,572,198	-	-
Fidelity Pacific Basin Fund	13,632	-	-	-	13,889
Fidelity Pharmaceuticals Portfolio	330,992	517,663	920,077	1,482	-
Fidelity Real Estate Income Fund	1,485	345,597	-	7,043	337,825
Fidelity Real Estate Investment Portfolio	4,418	403,116	-	3,058	403,416
Fidelity Small Cap Enhanced Index Fund	58,106	-	58,884	-	-
Fidelity Small Cap Growth Fund	701,386	-	659,409	-	-
Fidelity Small Cap Value Fund	722,853	7,512	640,693	184	71,878
Fidelity Software and Computer Services Portfolio	692,186	686,094	1,359,575	-	-
Fidelity Stock Selector Large Cap Value Fund	-	4,640,849	-	-	4,576,717
Fidelity Technology Portfolio	582,773	2,280,214	289,153	-	2,579,289
Fidelity Telecommunications Portfolio	5,918	-	5,717	-	-
Fidelity Total Bond Fund	14,965,343	13,475,671	3,214,271	422,534	25,554,910
Fidelity Transportation Portfolio	304,946	1,169,995	324,012	506	1,202,153
Fidelity Utilities Portfolio	-	872,189	279,657	-	569,473
Fidelity Value Discovery Fund	-	1,489,857	-	9,505	1,471,310
Fidelity Value Fund	1,027,270	2,218,820	-	-	3,310,734
Spartan International Index Fund Investor Class	-	450,000	-	-	436,939
Total	$ 56,255,690	$ 88,752,150	$ 47,331,602	$ 664,124	$ 98,452,135
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$ 71,592,323	$ 71,592,323	$ -	$ -
Fixed-Income Funds	38,419,929	38,419,929	-	-
U.S. Treasury Obligations	129,997	-	129,997	-
Total Investments in Securities:	$ 110,142,249	$ 110,012,252	$ 129,997	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (35,413)	$ (35,413)	$ -	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $108,716,317. Net unrealized appreciation aggregated $1,425,932, of which $2,473,276 related to appreciated investment securities and $1,047,344 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Funds valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued on the basis of amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

September 30, 2014

1.808796.110

VIPSI-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.0%
		Principal Amount (f)	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.7%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	700,000	$ 1,155,901
4.7201% 7/31/18 (Reg. S)	GBP	300,000	514,607
Affinia Group, Inc. 7.75% 5/1/21		110,000	113,025
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (h)(m)		240,000	213,600
Chassix, Inc. 9.25% 8/1/18 (h)		850,000	839,375
Dana Holding Corp.:
5.375% 9/15/21		380,000	386,650
6% 9/15/23		380,000	392,350
6.5% 2/15/19		345,000	357,938
6.75% 2/15/21		1,105,000	1,169,860
Delphi Corp. 5% 2/15/23		953,000	1,020,663
Exide Technologies 8.625% 2/1/18 (e)		1,190,000	297,500
International Automotive Components Group SA 9.125% 6/1/18 (h)		495,000	522,225
Lear Corp. 4.75% 1/15/23		665,000	656,688
Pittsburgh Glass Works LLC 8% 11/15/18 (h)		127,000	134,620
Stoneridge, Inc. 9.5% 10/15/17 (h)		180,000	189,000
Tenneco, Inc. 6.875% 12/15/20		545,000	574,975
			8,538,977
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		900,000	955,125
8.25% 6/15/21		900,000	981,000
General Motors Financial Co., Inc. 4.25% 5/15/23		270,000	271,013
			2,207,138
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)		160,000	156,800
LKQ Corp. 4.75% 5/15/23		115,000	110,975
			267,775
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.5% 9/1/19 (h)		2,490,000	2,502,450
Hotels, Restaurants & Leisure - 1.3%
24 Hour Holdings III LLC 8% 6/1/22 (h)		220,000	203,500
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	2,150,000	821,264
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (h)		3,140,000	2,747,500
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	154,425

		Principal Amount (f)	Value
FelCor Lodging LP 5.625% 3/1/23		$ 440,000	$ 430,100
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		210,000	213,150
4.875% 11/1/20		545,000	555,731
5.375% 11/1/23		430,000	438,600
Graton Economic Development Authority 9.625% 9/1/19 (h)		1,080,000	1,233,900
MCE Finance Ltd. 5% 2/15/21 (h)		1,175,000	1,128,000
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(m)		125,000	124,375
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		317,080	346,014
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)		100,000	103,500
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (h)		910,000	896,350
11% 10/1/21 (h)		1,051,000	985,313
Playa Resorts Holding BV 8% 8/15/20 (h)		1,640,000	1,713,800
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		460,000	448,500
Six Flags Entertainment Corp. 5.25% 1/15/21 (h)		785,000	761,450
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (h)		29,315	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (h)		790,000	748,525
5.375% 3/15/22		1,440,000	1,465,200
Wynn Macau Ltd. 5.25% 10/15/21 (h)		520,000	501,800
			16,020,997
Household Durables - 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		335,000	336,675
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		740,000	767,750
D.R. Horton, Inc.:
4.375% 9/15/22		565,000	543,813
4.75% 2/15/23		225,000	218,250
5.75% 8/15/23		200,000	207,500
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		485,000	508,038
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,555,000	2,599,713
6.875% 2/15/21		565,000	596,075
7.125% 4/15/19		1,185,000	1,227,956
Nonconvertible Bonds - continued
		Principal Amount (f)	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
8.25% 2/15/21		$ 625,000	$ 660,938
8.5% 5/15/18 (g)		45,000	46,575
9% 4/15/19		505,000	525,831
9.875% 8/15/19		405,000	435,881
Springs Industries, Inc. 6.25% 6/1/21		160,000	156,800
Standard Pacific Corp.:
8.375% 5/15/18		220,000	249,700
8.375% 1/15/21		420,000	480,900
Tempur Sealy International, Inc. 6.875% 12/15/20		210,000	223,650
Toll Brothers Finance Corp.:
4.375% 4/15/23		675,000	642,938
5.875% 2/15/22		565,000	600,313
William Lyon Homes, Inc. 8.5% 11/15/20		250,000	270,000
			11,299,296
Internet & Catalog Retail - 0.1%
Netflix, Inc. 5.375% 2/1/21 (h)		420,000	428,400
Media - 3.4%
Altice SA 7.75% 5/15/22 (h)		3,075,000	3,174,938
AMC Networks, Inc. 4.75% 12/15/22		320,000	316,000
Anna Merger Sub, Inc. 7.75% 10/1/22 (h)		790,000	793,950
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	1,000,000	1,261,244
BSkyB Finance UK PLC 2.5% 9/15/26 (Reg. S)	EUR	650,000	828,724
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (h)		115,000	114,856
5.625% 2/15/24 (h)		125,000	125,313
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,565,000	1,502,400
5.25% 3/15/21		520,000	509,600
5.25% 9/30/22		740,000	724,275
5.75% 9/1/23		500,000	497,500
5.75% 1/15/24		555,000	552,225
6.5% 4/30/21		935,000	974,738
6.625% 1/31/22		820,000	861,000
7.375% 6/1/20		555,000	586,913
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)		660,000	678,975

		Principal Amount (f)	Value
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)		$ 1,490,000	$ 1,424,813
Cinemark U.S.A., Inc.:
4.875% 6/1/23		525,000	500,063
5.125% 12/15/22		155,000	152,288
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (m)		560,705	511,207
Clear Channel Worldwide Holdings, Inc. Series A, 6.5% 11/15/22		825,000	835,313
DISH DBS Corp.:
5% 3/15/23		1,481,000	1,420,834
5.125% 5/1/20		50,000	49,875
5.875% 7/15/22		1,595,000	1,626,900
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (h)		245,000	256,025
Gannett Co., Inc.:
4.875% 9/15/21 (h)		410,000	396,675
5.5% 9/15/24 (h)		410,000	403,850
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,419,644
8.5% 7/15/29		230,000	256,450
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		1,560,000	1,723,800
MDC Partners, Inc. 6.75% 4/1/20 (h)		595,000	612,850
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (h)(m)		955,000	902,475
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (h)		295,000	288,363
Numericable Group SA:
4.875% 5/15/19 (h)		820,000	809,750
6% 5/15/22 (h)		3,445,000	3,470,838
6.25% 5/15/24 (h)		3,680,000	3,670,800
Quebecor Media, Inc. 5.75% 1/15/23		790,000	784,075
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		315,000	321,300
Regal Entertainment Group:
5.75% 6/15/23		1,015,000	999,775
5.75% 2/1/25		150,000	148,125
Sinclair Television Group, Inc. 5.375% 4/1/21		520,000	512,200
Sirius XM Radio, Inc.:
4.25% 5/15/20 (h)		650,000	622,375
4.625% 5/15/23 (h)		260,000	241,800
5.25% 8/15/22 (h)		750,000	781,875
Starz LLC/Starz Finance Corp. 5% 9/15/19		440,000	444,400
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		800,000	840,000
Nonconvertible Bonds - continued
		Principal Amount (f)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (h)		$ 575,000	$ 580,750
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (h)(m)		120,000	123,000
WMG Acquisition Corp.:
5.625% 4/15/22 (h)		115,000	115,288
6.75% 4/15/22 (h)		465,000	448,725
			41,199,152
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20		125,000	133,750
CST Brands, Inc. 5% 5/1/23		140,000	136,500
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (h)(m)		265,000	273,613
L Brands, Inc. 5.625% 10/15/23		520,000	542,100
L Brands, Inc. 5.625% 2/15/22		685,000	714,113
Sally Holdings LLC 6.875% 11/15/19		325,000	344,500
Sonic Automotive, Inc. 5% 5/15/23		85,000	81,175
The Men's Wearhouse, Inc. 7% 7/1/22 (h)		200,000	202,000
			2,427,751
Textiles, Apparel & Luxury Goods - 0.1%
Polymer Group, Inc.:
6.875% 6/1/19 (h)		215,000	213,925
7.75% 2/1/19		121,000	125,235
PVH Corp. 4.5% 12/15/22		1,137,000	1,111,418
			1,450,578
TOTAL CONSUMER DISCRETIONARY			86,342,514
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.3%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (h)		425,000	416,500
ESAL GmbH 6.25% 2/5/23 (h)		1,075,000	1,042,750
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (h)		155,000	150,738
Rite Aid Corp.:
6.75% 6/15/21		1,740,000	1,779,150
9.25% 3/15/20		360,000	392,400
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (h)		152,000	165,300
			3,946,838
Food Products - 0.4%
B&G Foods, Inc. 4.625% 6/1/21		565,000	538,163

		Principal Amount (f)	Value
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)		$ 590,000	$ 620,975
H.J. Heinz Co. 4.25% 10/15/20		1,040,000	1,033,500
JBS Investments GmbH 7.25% 4/3/24 (h)		765,000	786,038
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (h)		350,000	367,500
8.25% 2/1/20 (h)		330,000	351,450
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		200,000	189,540
Post Holdings, Inc.:
6% 12/15/22 (h)		290,000	265,350
7.375% 2/15/22		370,000	366,300
TreeHouse Foods, Inc. 4.875% 3/15/22		200,000	197,000
			4,715,816
Household Products - 0.1%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		850,000	886,125
6.625% 11/15/22		175,000	183,750
			1,069,875
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		135,000	119,813
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		135,000	125,888
NBTY, Inc. 9% 10/1/18		425,000	442,000
Prestige Brands, Inc.:
5.375% 12/15/21 (h)		725,000	681,500
8.125% 2/1/20		75,000	79,875
Revlon Consumer Products Corp. 5.75% 2/15/21		1,979,000	1,939,420
			3,388,496
TOTAL CONSUMER STAPLES			13,121,025
ENERGY - 6.0%
Energy Equipment & Services - 0.4%
Basic Energy Services, Inc. 7.75% 10/15/22		375,000	390,000
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (h)		395,000	395,988
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (h)		385,000	374,413
Forbes Energy Services Ltd. 9% 6/15/19		350,000	345,625
Forum Energy Technologies, Inc. 6.25% 10/1/21		280,000	287,700
McDermott International, Inc. 8% 5/1/21 (h)		535,000	522,963
Nonconvertible Bonds - continued
		Principal Amount (f)	Value
ENERGY - continued
Energy Equipment & Services - continued
Offshore Group Investment Ltd.:
7.125% 4/1/23		$ 635,000	$ 559,594
7.5% 11/1/19		258,000	239,295
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)		1,010,000	1,012,525
Precision Drilling Corp.:
5.25% 11/15/24 (h)		540,000	533,574
6.5% 12/15/21		90,000	92,700
Summit Midstream Holdings LLC 7.5% 7/1/21		220,000	238,150
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)		140,000	144,813
			5,137,340
Oil, Gas & Consumable Fuels - 5.6%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		735,000	754,294
4.875% 3/15/24		315,000	322,088
Afren PLC:
6.625% 12/9/20 (h)		270,000	257,175
10.25% 4/8/19 (Reg. S)		600,000	642,000
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (h)		985,000	901,275
7.375% 11/1/21 (h)		880,000	805,200
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21		340,000	316,625
6.625% 10/1/20		500,000	511,250
BP Capital Markets PLC 2.213% 9/25/26 (Reg. S)	EUR	1,000,000	1,266,531
California Resources Corp.:
5% 1/15/20 (h)(j)		585,000	593,775
5.5% 9/15/21 (h)(j)		760,000	771,400
6% 11/15/24 (h)(j)		505,000	518,888
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20		485,000	533,500
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		2,295,000	2,386,800
Chaparral Energy, Inc. 9.875% 10/1/20		155,000	165,850
Citgo Petroleum Corp. 6.25% 8/15/22 (h)		795,000	826,800
Concho Resources, Inc.:
5.5% 4/1/23		1,370,000	1,424,800
6.5% 1/15/22		575,000	610,938
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		695,000	698,475
6.125% 3/1/22		390,000	390,975

		Principal Amount (f)	Value
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		$ 755,000	$ 770,100
Denbury Resources, Inc. 5.5% 5/1/22		670,000	663,300
DTEK Finance BV 9.5% 4/28/15 (Reg. S)		130,000	95,940
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	508,800
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		320,000	329,600
Energy Partners Ltd. 8.25% 2/15/18		1,090,000	1,114,525
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19		560,000	583,800
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		250,000	245,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		400,000	420,940
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (h)		130,000	129,350
Goodrich Petroleum Corp. 8.875% 3/15/19		305,000	313,388
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (h)		395,000	418,700
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		485,000	499,550
Jupiter Resources, Inc. 8.5% 10/1/22 (h)		685,000	607,938
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (h)		240,000	280,800
KazMunaiGaz National Co. 5.75% 4/30/43 (h)		485,000	454,057
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (h)		435,000	453,488
5.625% 11/15/23 (h)		525,000	557,813
Kodiak Oil & Gas Corp. 5.5% 1/15/21		215,000	217,150
Kosmos Energy Ltd. 7.875% 8/1/21 (h)		290,000	292,900
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22 (Reg. S)		600,000	630,000
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		235,000	240,288
6.25% 6/15/22		608,000	639,920
Newfield Exploration Co. 5.625% 7/1/24		525,000	561,750
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		235,000	247,925
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (h)		540,000	542,700
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		805,000	875,438
Nonconvertible Bonds - continued
		Principal Amount (f)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pan American Energy LLC 7.875% 5/7/21 (h)		$ 470,000	$ 491,150
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		930,000	974,175
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,400,000	1,624,700
6.625% 6/15/38		50,000	57,875
8.625% 12/1/23 (g)		250,000	312,250
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		365,000	368,949
6.875% 1/20/40		925,000	955,377
Petroleos de Venezuela SA:
4.9% 10/28/14		1,185,000	1,161,300
6% 5/16/24 (h)		280,000	151,074
6% 11/15/26 (h)		595,000	309,400
8.5% 11/2/17 (h)		5,640,000	4,441,500
9% 11/17/21 (Reg. S)		380,000	253,650
9.75% 5/17/35 (h)		1,825,000	1,158,875
12.75% 2/17/22 (h)		1,225,000	1,021,344
Petroleos Mexicanos:
3.5% 1/30/23		495,000	474,210
4.875% 1/24/22		410,000	435,625
4.875% 1/18/24		420,000	440,580
4.875% 1/18/24 (h)		25,000	26,225
5.5% 1/21/21		445,000	489,723
5.5% 6/27/44		755,000	770,251
6% 3/5/20		345,000	392,438
6.375% 1/23/45 (h)		1,215,000	1,373,922
6.5% 6/2/41		1,190,000	1,376,473
6.625% (h)(i)		2,090,000	2,137,025
PT Adaro Indonesia 7.625% 10/22/19 (h)		905,000	942,105
PT Pertamina Persero:
4.3% 5/20/23 (h)		600,000	568,500
4.875% 5/3/22 (h)		375,000	375,375
5.25% 5/23/21 (h)		295,000	305,694
5.625% 5/20/43 (h)		400,000	364,000
5.625% 5/20/43 (Reg. S)		200,000	182,000
6% 5/3/42 (h)		475,000	454,813
6.5% 5/27/41 (h)		715,000	731,088
QEP Resources, Inc. 5.25% 5/1/23		610,000	591,700
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		415,000	471,025
Range Resources Corp.:
5% 8/15/22		635,000	649,288
5% 3/15/23		960,000	988,800
5.75% 6/1/21		210,000	220,500
Rice Energy, Inc. 6.25% 5/1/22 (h)		325,000	316,875

		Principal Amount (f)	Value
Rosetta Resources, Inc.:
5.625% 5/1/21		$ 485,000	$ 472,875
5.875% 6/1/22		545,000	542,956
RSP Permian, Inc. 6.625% 10/1/22 (h)		230,000	231,438
Sabine Pass Liquefaction LLC:
5.625% 2/1/21		525,000	539,438
5.625% 4/15/23		785,000	792,850
5.75% 5/15/24 (h)		785,000	798,738
SemGroup Corp. 7.5% 6/15/21		440,000	462,000
Sibur Securities Ltd. 3.914% 1/31/18 (h)		200,000	183,000
Southern Star Central Corp. 5.125% 7/15/22 (h)		320,000	318,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23		135,000	137,700
6.375% 8/1/22		199,000	211,935
6.875% 2/1/21		240,000	256,200
Teekay Corp. 8.5% 1/15/20		295,000	327,450
Teine Energy Ltd. 6.875% 9/30/22 (h)		365,000	358,156
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	64,355
Tesoro Corp.:
4.25% 10/1/17		305,000	312,625
5.375% 10/1/22		345,000	346,725
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		82,000	84,870
6.125% 10/15/21		300,000	309,750
W&T Offshore, Inc. 8.5% 6/15/19		505,000	522,675
Western Refining, Inc. 6.25% 4/1/21		665,000	665,000
Whiting Petroleum Corp.:
5% 3/15/19		385,000	395,588
5.75% 3/15/21		385,000	407,138
WPX Energy, Inc. 6% 1/15/22		690,000	711,390
YPF SA:
8.75% 4/4/24 (h)		790,000	805,800
8.875% 12/19/18 (h)		880,000	906,400
Zhaikmunai International BV 7.125% 11/13/19 (h)		365,000	382,338
			67,301,443
TOTAL ENERGY			72,438,783
FINANCIALS - 7.0%
Banks - 1.3%
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		145,000	152,975
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	850,000	1,068,933
Nonconvertible Bonds - continued
		Principal Amount (f)	Value
FINANCIALS - continued
Banks - continued
BBVA Paraguay SA 9.75% 2/11/16 (h)		$ 600,000	$ 638,244
CIT Group, Inc.:
5% 8/15/22		845,000	847,113
5.375% 5/15/20		1,055,000	1,089,288
5.5% 2/15/19 (h)		2,355,000	2,463,919
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	1,200,000	1,513,341
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		125,000	118,675
Development Bank of Philippines 8.375% (i)(m)		720,000	777,744
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	16,500,000	261,727
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		600,000	612,000
6.25% 4/30/19 (h)		675,000	702,203
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (h)		690,000	732,614
7.75% 7/5/17 (Reg. S)		200,000	212,352
HSBK BV 7.25% 5/3/17 (h)		435,000	462,188
Itau Unibanco Holding SA 6.2% 12/21/21 (h)		400,000	417,000
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		360,000	376,236
RSHB Capital SA 6% 6/3/21 (h)(m)		200,000	187,000
SB Capital SA 5.5% 2/26/24 (h)(m)		790,000	712,975
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (h)		400,000	407,400
6.75% 2/8/17 (h)		780,000	830,544
Zenith Bank PLC 6.25% 4/22/19 (h)		870,000	870,000
			15,454,471
Capital Markets - 0.1%
Deutsche Bank AG 1.25% 9/8/21	EUR	1,400,000	1,769,736
Consumer Finance - 2.6%
Ally Financial, Inc.:
5.125% 9/30/24		1,655,000	1,621,900
7.5% 9/15/20		4,620,000	5,324,550
8% 3/15/20		8,440,000	9,832,600
Credito Real S.A.B. de CV 7.5% 3/13/19 (h)		400,000	428,000
General Motors Acceptance Corp. 8% 11/1/31		2,545,000	3,168,525
GMAC LLC 8% 11/1/31		5,653,000	7,052,118
SLM Corp.:
5.5% 1/25/23		2,410,000	2,316,613

		Principal Amount (f)	Value
7.25% 1/25/22		$ 1,340,000	$ 1,453,900
8% 3/25/20		725,000	812,906
			32,011,112
Diversified Financial Services - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (h)		995,000	965,150
Aquarius Investments Luxemburg 8.25% 2/18/16		600,000	624,000
Barry Callebaut Services NV 5.5% 6/15/23 (h)		635,000	673,475
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,470,000	1,223,775
City of Buenos Aires 9.95% 3/1/17 (h)		725,000	725,725
European Financial Stability Facility 2.35% 7/29/44	EUR	1,550,000	2,058,934
GTB Finance BV:
6% 11/8/18 (h)		680,000	680,000
7.5% 5/19/16 (h)		400,000	416,480
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)		360,000	378,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		855,000	842,175
5.875% 2/1/22		3,505,000	3,505,000
6% 8/1/20		2,980,000	3,061,950
Imperial Tobacco Finance 3.375% 2/26/26 (Reg. S)	EUR	650,000	898,730
Landry's Acquisition Co. 9.375% 5/1/20 (h)		95,000	100,463
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		400,000	401,520
Opal Acquisition, Inc. 8.875% 12/15/21 (h)		530,000	551,200
Pacnet Ltd. 9% 12/12/18 (h)		200,000	211,250
TMK Capital SA 7.75% 1/27/18		1,250,000	1,250,000
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (m)		155,000	159,650
Unite (USAF) II PLC 3.374% 6/30/28	GBP	450,000	719,136
			19,447,513
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)		710,000	726,863
Real Estate Investment Trusts - 0.7%
Crown Castle International Corp. 5.25% 1/15/23		855,000	847,519
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21 (h)		85,000	85,000
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		475,000	507,063
6.875% 5/1/21		725,000	775,750
Nonconvertible Bonds - continued
		Principal Amount (f)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		$ 1,385,000	$ 1,443,863
6.75% 10/15/22		725,000	770,313
7.5% 2/15/20		385,000	405,694
Prologis LP 3% 6/2/26	EUR	500,000	672,909
The GEO Group, Inc.:
5.125% 4/1/23		200,000	192,500
5.875% 10/15/24		3,000,000	3,007,500
			8,708,111
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		785,000	777,072
5.25% 3/15/25		275,000	273,281
6.625% 10/15/20		480,000	504,672
Howard Hughes Corp. 6.875% 10/1/21 (h)		1,210,000	1,249,325
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	92,225
Realogy Corp.:
7.875% 2/15/19 (h)		532,000	555,940
9% 1/15/20 (h)		1,085,000	1,185,363
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (h)		785,000	765,375
7.75% 4/15/20 (h)		277,000	296,390
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (h)		320,000	312,800
5.875% 6/15/24 (h)		780,000	776,100
			6,788,543
TOTAL FINANCIALS			84,906,349
HEALTH CARE - 2.3%
Biotechnology - 0.1%
Amgen, Inc. 5.5% 12/7/26	GBP	850,000	1,605,336
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		230,000	242,650
Health Care Providers & Services - 1.5%
AmSurg Corp. 5.625% 7/15/22 (h)		520,000	514,800
Community Health Systems, Inc.:
5.125% 8/15/18		495,000	508,613
5.125% 8/1/21 (h)		355,000	354,113
Gentiva Health Services, Inc. 11.5% 9/1/18		475,000	504,688
Hanger, Inc. 7.125% 11/15/18		1,230,000	1,257,675
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	615,825
5.875% 3/15/22		1,915,000	2,013,144

		Principal Amount (f)	Value
5.875% 5/1/23		$ 2,145,000	$ 2,193,263
6.5% 2/15/20		2,410,000	2,632,925
7.5% 2/15/22		1,175,000	1,321,875
7.75% 5/15/21		2,577,000	2,754,169
HealthSouth Corp.:
5.75% 11/1/24		310,000	316,200
8.125% 2/15/20		575,000	606,625
InVentiv Health, Inc. 11% 8/15/18 (g)(h)		75,000	60,375
MPH Acquisition Holdings LLC 6.625% 4/1/22 (h)		250,000	252,500
ResCare, Inc. 10.75% 1/15/19		240,000	254,400
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		330,000	325,050
5.5% 2/1/21		265,000	268,975
Tenet Healthcare Corp. 6.875% 11/15/31		1,210,000	1,167,650
Truven Health Analytics, Inc. 10.625% 6/1/20		435,000	458,925
			18,381,790
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (h)(m)		540,000	545,400
Pharmaceuticals - 0.6%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (h)		1,095,000	1,193,550
Salix Pharmaceuticals Ltd. 6% 1/15/21 (h)		155,000	167,788
Valeant Pharmaceuticals International:
5.625% 12/1/21 (h)		1,215,000	1,210,444
6.75% 8/15/21 (h)		1,250,000	1,296,875
7.5% 7/15/21 (h)		1,020,000	1,091,400
VPI Escrow Corp. 6.375% 10/15/20 (h)		2,520,000	2,589,300
			7,549,357
TOTAL HEALTH CARE			28,324,533
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 15.25% 2/18/20 pay-in-kind		50,000	37,431
Bombardier, Inc. 6.125% 1/15/23 (h)		505,000	505,631
GenCorp, Inc. 7.125% 3/15/21		140,000	150,850
Triumph Group, Inc. 4.875% 4/1/21		520,000	509,600
			1,203,512
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 7.875% 9/1/19 (h)		665,000	686,613
Nonconvertible Bonds - continued
		Principal Amount (f)	Value
INDUSTRIALS - continued
Airlines - 0.6%
Air Canada:
5.375% 11/15/22 (h)		$ 177,894	$ 182,341
7.75% 4/15/21 (h)		470,000	479,400
Allegiant Travel Co. 5.5% 7/15/19		160,000	163,200
Aviation Capital Group Corp. 4.625% 1/31/18 (h)		372,000	387,810
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		45,650	48,617
6.125% 4/29/18		180,000	190,800
7.25% 11/10/19		312,269	366,135
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		572,427	666,878
8.021% 8/10/22		178,385	208,264
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		265,000	261,025
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		106,240	121,772
8.028% 11/1/17		31,963	35,639
Ryanair Ltd. 1.875% 6/17/21 (Reg. S)	EUR	1,200,000	1,540,017
U.S. Airways Group, Inc. 6.125% 6/1/18		790,000	811,725
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		414,700	481,052
Series 2012-2 Class B, 6.75% 12/3/22		187,083	201,581
Series 2013-1 Class B, 5.375% 5/15/23		245,000	253,575
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		358,856	405,507
United Continental Holdings, Inc. 6.375% 6/1/18		105,000	109,988
			6,915,326
Commercial Services & Supplies - 0.7%
ADT Corp. 6.25% 10/15/21		1,560,000	1,614,600
APX Group, Inc.:
6.375% 12/1/19		485,000	469,238
8.75% 12/1/20		205,000	186,550
Bakercorp International, Inc. 8.25% 6/1/19		165,000	162,525
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (h)		395,000	396,975
Cenveo Corp.:
6% 8/1/19 (h)		315,000	295,313
8.5% 9/15/22 (h)		515,000	482,813
Clean Harbors, Inc.:
5.125% 6/1/21		320,000	317,200

		Principal Amount (f)	Value
5.25% 8/1/20		$ 1,050,000	$ 1,050,000
Covanta Holding Corp.:
5.875% 3/1/24		370,000	368,150
7.25% 12/1/20		430,000	457,950
Garda World Security Corp. 7.25% 11/15/21 (h)		225,000	223,875
Iron Mountain, Inc. 5.75% 8/15/24		385,000	377,781
R.R. Donnelley & Sons Co.:
6% 4/1/24		230,000	227,125
7% 2/15/22		385,000	406,175
7.875% 3/15/21		520,000	570,700
TMS International Corp. 7.625% 10/15/21 (h)		110,000	114,950
United Rentals North America, Inc. 8.375% 9/15/20		605,000	650,375
			8,372,295
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (h)(j)		280,000	281,050
5.875% 10/15/24 (h)(j)		240,000	241,500
MasTec, Inc. 4.875% 3/15/23		555,000	518,925
			1,041,475
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (h)		265,000	255,725
6.5% 5/15/19 (h)		485,000	505,613
			761,338
Machinery - 0.1%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (h)		200,000	205,500
Schaeffler Finance BV 4.75% 5/15/21 (h)		520,000	518,700
Terex Corp. 6% 5/15/21		1,045,000	1,086,800
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (h)(m)		95,000	99,275
			1,910,275
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)		595,000	574,175
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (h)		660,000	627,000
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (h)		490,000	485,100
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		350,000	369,250
			2,055,525
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (h)		200,000	224,500
Nonconvertible Bonds - continued
		Principal Amount (f)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 1.5%
Ahern Rentals, Inc. 9.5% 6/15/18 (h)		$ 130,000	$ 138,775
Aircastle Ltd.:
4.625% 12/15/18		395,000	395,000
6.25% 12/1/19		610,000	642,025
7.625% 4/15/20		380,000	424,650
Ashtead Capital, Inc. 5.625% 10/1/24 (h)		550,000	551,705
International Lease Finance Corp.:
3.875% 4/15/18		750,000	744,375
4.625% 4/15/21		700,000	694,750
5.875% 4/1/19		3,655,000	3,892,575
5.875% 8/15/22		635,000	663,575
6.25% 5/15/19		2,550,000	2,732,325
7.125% 9/1/18 (h)		945,000	1,063,125
8.25% 12/15/20		2,870,000	3,390,188
8.625% 1/15/22		2,145,000	2,616,900
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)		160,000	166,400
			18,116,368
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (h)		725,900	764,010
10.75% 12/1/20 (Reg. S)		51,000	53,678
			817,688
TOTAL INDUSTRIALS			42,104,915
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.4%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (h)		1,580,000	1,603,700
8.875% 1/1/20 (h)		295,000	319,338
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (h)		675,000	710,438
Brocade Communications Systems, Inc. 4.625% 1/15/23		350,000	336,000
Lucent Technologies, Inc.:
6.45% 3/15/29		1,629,000	1,535,333
6.5% 1/15/28		290,000	273,325
			4,778,134
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		500,000	500,000
5% 2/15/23		260,000	259,350
Jabil Circuit, Inc. 4.7% 9/15/22		265,000	266,656
			1,026,006
Internet Software & Services - 0.1%
Bankrate, Inc. 6.125% 8/15/18 (h)		385,000	378,263

		Principal Amount (f)	Value
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		$ 370,000	$ 386,650
j2 Global, Inc. 8% 8/1/20		350,000	378,000
VeriSign, Inc. 4.625% 5/1/23		465,000	448,725
			1,591,638
IT Services - 0.3%
Audatex North America, Inc.:
6% 6/15/21 (h)		1,000,000	1,025,000
6.125% 11/1/23 (h)		150,000	153,750
Ceridian HCM Holding, Inc. 11% 3/15/21 (h)		250,000	283,750
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (h)		600,000	600,750
First Data Corp.:
11.25% 1/15/21		286,000	325,683
11.75% 8/15/21		1,050,000	1,215,375
			3,604,308
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. 7% 7/1/24		555,000	530,025
Entegris, Inc. 6% 4/1/22 (h)		155,000	157,325
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (h)		590,000	579,675
5.75% 2/15/21 (h)		525,000	532,875
5.75% 3/15/23 (h)		1,305,000	1,321,313
			3,121,213
Software - 0.4%
Activision Blizzard, Inc.:
5.625% 9/15/21 (h)		3,695,000	3,842,800
6.125% 9/15/23 (h)		770,000	818,125
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (h)(m)		230,000	227,700
Nuance Communications, Inc. 5.375% 8/15/20 (h)		250,000	244,375
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (h)(m)		395,000	398,950
			5,531,950
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.75% 6/1/23		1,050,000	1,057,875
4.75% 1/1/25 (h)		540,000	537,300
			1,595,175
TOTAL INFORMATION TECHNOLOGY			21,248,424
MATERIALS - 2.9%
Chemicals - 1.0%
Axiall Corp. 4.875% 5/15/23		165,000	158,400
Chemtura Corp. 5.75% 7/15/21		255,000	252,450
Eagle Spinco, Inc. 4.625% 2/15/21		280,000	268,800
Nonconvertible Bonds - continued
		Principal Amount (f)	Value
MATERIALS - continued
Chemicals - continued
Hexion U.S. Finance Corp. 6.625% 4/15/20		$ 610,000	$ 613,050
LSB Industries, Inc. 7.75% 8/1/19		185,000	196,100
Momentive Performance Materials, Inc. 10% 10/15/20		1,865,000	1,608,563
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		3,580,000	3,208,575
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		210,000	214,463
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20		355,000	390,500
PolyOne Corp.:
5.25% 3/15/23		320,000	310,400
7.375% 9/15/20		155,000	163,138
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (h)		300,000	307,500
8.25% 1/15/21 (h)		215,000	223,600
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (h)		225,000	223,313
Rockwood Specialties Group, Inc. 4.625% 10/15/20		475,000	490,438
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (h)		205,000	215,250
Taminco Global Chemical Corp. 9.75% 3/31/20 (h)		125,000	137,656
TPC Group, Inc. 8.75% 12/15/20 (h)		765,000	812,813
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		941,000	990,403
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)		255,000	273,488
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (h)		385,000	391,256
5.625% 10/1/24 (h)		155,000	158,875
			11,609,031
Construction Materials - 0.0%
Prince Mineral Holding Corp. 12% 12/15/19 (h)		175,000	196,000
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		320,000	334,400
			530,400
Containers & Packaging - 0.6%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (h)(m)		1,420,000	1,391,378

		Principal Amount (f)	Value
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (h)		$ 350,000	$ 336,000
6.25% 1/31/19 (h)		285,000	282,150
6.75% 1/31/21 (h)		605,000	605,000
7% 11/15/20 (h)		55,588	56,144
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (h)		625,000	620,313
6% 6/15/17 (h)		315,000	310,275
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)		210,000	197,400
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,331,000
7.5% 12/15/96		160,000	148,800
Graphic Packaging International, Inc. 4.75% 4/15/21		165,000	164,588
Sealed Air Corp. 5.25% 4/1/23 (h)		270,000	264,600
Silgan Holdings, Inc. 5% 4/1/20		960,000	964,800
Tekni-Plex, Inc. 9.75% 6/1/19 (h)		276,000	300,150
			6,972,598
Metals & Mining - 1.3%
Aleris International, Inc.:
6% 6/1/20 (h)		1,759	3,503
9% 12/15/14 pay-in-kind (e)(m)		150,000	0
Alrosa Finance SA 7.75% 11/3/20 (h)		550,000	563,063
Edgen Murray Corp. 8.75% 11/1/20 (h)		397,000	436,700
EVRAZ Group SA:
6.5% 4/22/20 (h)		680,000	624,798
9.5% 4/24/18 (Reg. S)		1,025,000	1,068,563
Ferrexpo Finance PLC 7.875% 4/7/16 (h)		600,000	544,500
First Quantum Minerals Ltd.:
6.75% 2/15/20 (h)		782,000	789,820
7% 2/15/21 (h)		637,000	645,759
7.25% 5/15/22 (h)		540,000	552,150
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (h)		700,000	623,000
Metinvest BV 10.25% 5/20/15 (h)		1,710,000	1,308,492
Mirabela Nickel Ltd. 1% 4/15/44 (h)		1,261	0
Murray Energy Corp.:
8.625% 6/15/21 (h)		615,000	636,525
9.5% 12/5/20 (h)		605,000	665,500
New Gold, Inc. 7% 4/15/20 (h)		150,000	159,750
Nord Gold NV 6.375% 5/7/18 (h)		1,090,000	1,046,400
Polyus Gold International Ltd.:
5.625% 4/29/20 (h)		870,000	835,200
Nonconvertible Bonds - continued
		Principal Amount (f)	Value
MATERIALS - continued
Metals & Mining - continued
Polyus Gold International Ltd.: - continued
5.625% 4/29/20 (Reg. S)		$ 200,000	$ 192,000
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		725,000	764,875
11.25% 10/15/18		735,000	808,500
Southern Copper Corp.:
6.75% 4/16/40		295,000	327,946
7.5% 7/27/35		450,000	536,522
Steel Dynamics, Inc.:
5.125% 10/1/21 (h)		405,000	411,075
5.25% 4/15/23		250,000	251,875
5.5% 10/1/24 (h)		900,000	904,500
Walter Energy, Inc. 9.5% 10/15/19 (h)		705,000	641,550
			15,342,566
Paper & Forest Products - 0.0%
Boise Cascade Co. 6.375% 11/1/20		145,000	150,800
NewPage Corp.:
6.4861% 5/1/49 (e)(m)		90,000	0
11.375% 12/31/14 (e)		318,200	0
Sino-Forest Corp. 6.25% 10/21/17 (e)(h)		565,000	0
			150,800
TOTAL MATERIALS			34,605,395
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.5%
Altice Financing SA:
6.5% 1/15/22 (h)		1,435,000	1,470,875
7.875% 12/15/19 (h)		440,000	469,150
Altice Finco SA:
8.125% 1/15/24 (h)		1,820,000	1,947,400
9.875% 12/15/20 (h)		655,000	733,600
Citizens Communications Co.:
7.875% 1/15/27		280,000	281,400
9% 8/15/31		220,000	228,250
Consolidated Communications, Inc. 10.875% 6/1/20		245,000	281,750
Eileme 2 AB 11.625% 1/31/20 (h)		935,000	1,079,925
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		520,000	544,700
Frontier Communications Corp. 8.5% 4/15/20		1,010,000	1,121,100
Level 3 Communications, Inc. 8.875% 6/1/19		165,000	176,138
Level 3 Financing, Inc. 8.125% 7/1/19		380,000	404,700
Lynx I Corp. 5.375% 4/15/21 (h)		335,000	337,513

		Principal Amount (f)	Value
Lynx II Corp. 6.375% 4/15/23 (h)		$ 200,000	$ 206,500
SBA Telecommunications, Inc. 5.75% 7/15/20		230,000	234,025
Sprint Capital Corp.:
6.875% 11/15/28		2,312,000	2,207,960
8.75% 3/15/32		1,161,000	1,266,941
TW Telecom Holdings, Inc.:
5.375% 10/1/22		1,442,000	1,550,150
5.375% 10/1/22		590,000	634,250
6.375% 9/1/23		691,000	773,920
U.S. West Communications:
6.875% 9/15/33		200,000	199,588
7.25% 9/15/25		35,000	40,821
7.25% 10/15/35		70,000	72,141
Virgin Media Finance PLC 4.875% 2/15/22		565,000	535,338
Wind Acquisition Finance SA:
4.75% 7/15/20 (h)		675,000	648,000
7.375% 4/23/21 (h)		360,000	361,800
			17,807,935
Wireless Telecommunication Services - 4.2%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	9,000,000	660,731
Digicel Group Ltd.:
6% 4/15/21 (h)		3,100,000	3,069,000
7% 2/15/20 (h)		1,200,000	1,236,000
7.125% 4/1/22 (h)		5,675,000	5,663,650
8.25% 9/1/17 (h)		1,825,000	1,859,310
8.25% 9/30/20 (h)		6,225,000	6,412,373
Intelsat Jackson Holdings SA:
5.5% 8/1/23		2,115,000	2,019,825
6.625% 12/15/22 (Reg. S)		2,855,000	2,883,550
7.25% 4/1/19		1,000,000	1,050,000
7.25% 10/15/20		1,545,000	1,633,838
7.5% 4/1/21		2,485,000	2,652,738
8.5% 11/1/19		325,000	339,723
MetroPCS Wireless, Inc. 7.875% 9/1/18		385,000	400,208
Millicom International Cellular SA 4.75% 5/22/20 (h)		275,000	261,938
MTS International Funding Ltd. 8.625% 6/22/20 (h)		1,260,000	1,335,600
NII International Telecom S.C.A.:
7.875% 8/15/19 (h)		515,000	343,763
11.375% 8/15/19 (h)		300,000	201,750
Sprint Corp. 7.125% 6/15/24 (h)		1,275,000	1,284,563
T-Mobile U.S.A., Inc.:
6% 3/1/23		955,000	953,806
6.125% 1/15/22		1,875,000	1,884,375
6.25% 4/1/21		1,750,000	1,767,500
6.375% 3/1/25		1,645,000	1,633,238
6.5% 1/15/24		2,903,000	2,939,288
6.542% 4/28/20		780,000	799,500
6.625% 4/1/23		2,341,000	2,393,673
Nonconvertible Bonds - continued
		Principal Amount (f)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.633% 4/28/21		$ 860,000	$ 881,500
6.731% 4/28/22		565,000	577,713
6.836% 4/28/23		665,000	683,288
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		1,290,000	1,323,863
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,410,000	1,445,250
VimpelCom Holdings BV:
9% 2/13/18 (h)	RUB	10,000,000	237,625
9% 2/13/18 (Reg S.)	RUB	30,000,000	712,875
			51,542,054
TOTAL TELECOMMUNICATION SERVICES			69,349,989
UTILITIES - 1.7%
Electric Utilities - 0.1%
Comision Federal de Electricid 5.75% 2/14/42 (h)		200,000	211,500
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		355,000	259,150
Majapahit Holding BV 7.75% 1/20/20 (h)		165,000	190,988
Mirant Americas Generation LLC 9.125% 5/1/31		410,000	375,150
RJS Power Holdings LLC 5.125% 7/15/19 (h)		535,000	529,650
			1,566,438
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		280,000	297,556
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	216,459
8% 3/1/32		335,000	425,662
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		210,000	218,925
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		236,000	250,160
Transportadora de Gas del Sur SA 9.625% 5/14/20 (h)		1,225,895	1,213,636
			2,622,398
Independent Power Producers & Energy Traders - 1.4%
Calpine Corp. 7.875% 1/15/23 (h)		1,292,000	1,408,280
Energy Future Holdings Corp.:
10.875% 11/1/17		1,125,000	1,327,500
11.25% 11/1/17 pay-in-kind (e)(m)		896,100	1,057,398

		Principal Amount (f)	Value
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21		$ 2,486,000	$ 2,871,330
12.25% 3/1/22 (h)		2,880,000	3,402,000
The AES Corp.:
4.875% 5/15/23		590,000	560,500
5.5% 3/15/24		315,000	306,338
TXU Corp.:
5.55% 11/15/14		186,000	158,100
6.5% 11/15/24		3,225,000	2,741,250
6.55% 11/15/34		2,775,000	2,358,750
			16,191,446
TOTAL UTILITIES			20,380,282
TOTAL NONCONVERTIBLE BONDS (Cost $462,748,806)			472,822,209
U.S. Government and Government Agency Obligations - 21.3%

U.S. Government Agency Obligations - 0.3%
Federal Home Loan Bank 1% 6/21/17		880,000	880,608
Tennessee Valley Authority:
1.75% 10/15/18		1,672,000	1,673,751
5.25% 9/15/39		126,000	153,012
5.375% 4/1/56		414,000	508,126
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,215,497
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44		1,022,290	1,095,128
U.S. Treasury Obligations - 20.3%
U.S. Treasury Bonds:
3.125% 8/15/44		3,708,000	3,648,902
3.375% 5/15/44		1,859,000	1,919,418
3.625% 8/15/43		884,000	955,549
3.625% 2/15/44		15,554,000	16,810,468
4.375% 2/15/38		675,000	819,387
4.75% 2/15/37		450,000	574,945
5.25% 2/15/29		2,310,000	2,974,846
5.375% 2/15/31 (l)		1,869,000	2,474,380
6.25% 8/15/23 (k)		2,249,000	2,944,258
7.5% 11/15/16		655,000	748,696
7.875% 2/15/21		200,000	269,750
U.S. Treasury Notes:
0.25% 4/15/16		385,000	384,218
0.25% 5/15/16		4,386,000	4,373,838
0.375% 1/15/16		17,777,000	17,802,688
0.5% 8/31/16		2,000,000	1,997,812
U.S. Government and Government Agency Obligations - continued
		Principal Amount (f)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.5% 9/30/16		$ 21,964,000	$ 21,926,185
0.5% 7/31/17		4,952,000	4,877,720
0.625% 7/15/16		4,724,000	4,734,520
0.625% 8/15/16		2,085,000	2,087,850
0.625% 11/15/16		392,000	391,510
0.625% 12/15/16		2,591,000	2,585,331
0.625% 2/15/17		1,000,000	995,781
0.625% 4/30/18		2,970,000	2,892,038
0.75% 1/15/17		500,000	499,727
0.75% 6/30/17		4,441,000	4,411,858
0.875% 11/30/16		396,000	397,423
0.875% 1/31/17		296,000	296,555
0.875% 4/30/17		4,330,000	4,325,601
0.875% 5/15/17		3,067,000	3,063,166
0.875% 6/15/17		1,300,000	1,297,054
0.875% 7/15/17		667,000	664,760
0.875% 8/15/17		6,620,000	6,588,965
0.875% 1/31/18		6,950,000	6,858,781
0.875% 7/31/19		4,926,000	4,720,108
1% 9/30/16		3,684,000	3,711,630
1% 10/31/16		3,620,000	3,645,170
1% 5/31/18		2,971,000	2,927,130
1.25% 10/31/15		1,715,000	1,734,964
1.25% 11/30/18		3,700,000	3,650,279
1.375% 7/31/18		2,861,000	2,850,271
1.375% 9/30/18		1,503,000	1,494,075
1.375% 2/28/19		4,070,000	4,019,125
1.5% 12/31/18		416,000	414,017
1.5% 1/31/19		4,585,000	4,557,774
1.625% 4/30/19		6,996,000	6,971,402
1.625% 6/30/19		5,864,000	5,834,680
1.625% 7/31/19		4,500,000	4,473,279
1.625% 8/31/19		4,500,000	4,470,471
1.75% 9/30/19		2,500,000	2,497,265
1.875% 8/31/17		3,300,000	3,377,085
1.875% 9/30/17		1,900,000	1,942,602
1.875% 10/31/17		1,898,000	1,939,667
2% 5/31/21		3,700,000	3,657,798
2.125% 6/30/21		1,500,000	1,493,555
2.125% 9/30/21		7,295,000	7,250,544
2.25% 3/31/21		7,824,000	7,871,069
2.25% 4/30/21		7,201,000	7,238,690
2.375% 6/30/18		1,912,000	1,976,977
2.375% 8/15/24		3,100,000	3,065,125
2.5% 5/15/24		13,849,000	13,861,990
2.75% 11/30/16		1,500,000	1,566,093
3% 2/28/17		1,500,000	1,578,164

		Principal Amount (f)	Value
3.5% 2/15/18		$ 1,501,000	$ 1,609,940
4.5% 5/15/17		1,172,000	1,280,136
TOTAL U.S. TREASURY OBLIGATIONS			245,275,055
Other Government Related - 0.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5085% 12/7/20 (NCUA Guaranteed) (m)		203,856	204,085
Series 2011-R1 Class 1A, 0.6061% 1/8/20 (NCUA Guaranteed) (m)		422,418	424,662
Series 2011-R4 Class 1A, 0.5361% 3/6/20 (NCUA Guaranteed) (m)		199,896	200,333
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		330,000	332,506
2.35% 6/12/17 (NCUA Guaranteed)		2,930,000	3,021,451
3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,605,428
TOTAL OTHER GOVERNMENT RELATED			7,788,465
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $255,216,612)			257,374,145
U.S. Government Agency - Mortgage Securities - 2.1%

Fannie Mae - 0.5%
1.925% 9/1/33 (m)		27,256	28,471
1.925% 11/1/35 (m)		18,318	19,307
1.927% 10/1/35 (m)		1,570	1,659
2.04% 11/1/33 (m)		4,276	4,491
2.053% 6/1/36 (m)		2,692	2,885
2.115% 1/1/35 (m)		15,334	16,311
2.185% 9/1/36 (m)		7,583	8,072
2.19% 3/1/37 (m)		1,538	1,636
2.246% 3/1/33 (m)		6,976	7,379
2.293% 11/1/36 (m)		4,203	4,488
2.362% 7/1/35 (m)		23,103	24,603
2.369% 6/1/47 (m)		8,117	8,700
2.372% 5/1/36 (m)		2,750	2,941
2.381% 2/1/37 (m)		30,567	32,701
2.503% 2/1/36 (m)		3,560	3,815
2.517% 4/1/36 (m)		19,200	20,567
2.542% 6/1/42 (m)		46,582	47,967
2.674% 8/1/35 (m)		45,446	48,713
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (f)	Value
Fannie Mae - continued
2.691% 2/1/42 (m)		$ 306,052	$ 316,972
2.771% 1/1/42 (m)		288,526	299,530
2.949% 11/1/40 (m)		33,467	35,035
2.982% 9/1/41 (m)		38,727	40,491
3.083% 10/1/41 (m)		15,976	16,678
3.163% 3/1/42 (m)		1,394,461	1,462,545
3.189% 1/1/44 (m)		840,854	867,643
3.231% 7/1/41 (m)		53,553	56,281
3.333% 10/1/41 (m)		30,801	32,081
3.433% 11/1/40 (m)		505,795	534,431
3.557% 7/1/41 (m)		53,080	56,080
5% 9/1/22 to 12/1/22		909,460	982,480
5.5% 10/1/20 to 1/1/29		490,835	536,389
6% 6/1/16 to 10/1/16		2,193	2,269
6.5% 3/1/16 to 8/1/36		595,654	683,154
TOTAL FANNIE MAE			6,206,765
Freddie Mac - 0.4%
1.82% 3/1/35 (m)		7,520	7,825
1.945% 1/1/36 (m)		5,630	5,954
1.95% 3/1/37 (m)		2,163	2,284
2.022% 2/1/37 (m)		2,927	3,101
2.05% 6/1/37 (m)		1,815	1,910
2.06% 1/1/37 (m)		16,209	17,192
2.095% 8/1/37 (m)		5,267	5,634
2.1% 7/1/35 (m)		9,403	10,045
2.121% 5/1/37 (m)		4,360	4,669
2.16% 6/1/33 (m)		15,886	16,742
2.29% 7/1/36 (m)		327,025	347,486
2.32% 10/1/35 (m)		10,428	11,061
2.347% 10/1/36 (m)		21,797	23,130
2.375% 5/1/37 (m)		4,346	4,639
2.385% 5/1/37 (m)		57,905	62,072
2.385% 5/1/37 (m)		28,394	30,270
2.407% 10/1/42 (m)		375,511	393,776
2.415% 6/1/37 (m)		15,854	16,995
2.418% 4/1/37 (m)		5,626	6,030
2.451% 6/1/37 (m)		3,588	3,822
2.49% 9/1/35 (m)		3,650	3,912
2.545% 7/1/36 (m)		5,769	6,183
2.595% 4/1/37 (m)		475	509
2.673% 7/1/35 (m)		13,227	14,177
3.084% 9/1/41 (m)		317,475	331,175
3.136% 10/1/35 (m)		3,071	3,292
3.236% 4/1/41 (m)		31,206	32,737
3.237% 9/1/41 (m)		38,420	40,297
3.294% 6/1/41 (m)		44,913	47,104
3.471% 5/1/41 (m)		35,699	37,656
3.472% 11/1/40 (m)		1,603,859	1,703,814

		Principal Amount (f)	Value
3.625% 6/1/41 (m)		$ 53,067	$ 55,982
3.697% 5/1/41 (m)		43,973	46,278
5.5% 2/1/19 to 11/1/21		599,530	640,064
6% 1/1/24		175,458	192,783
6.5% 12/1/14 to 3/1/22		40,552	44,100
TOTAL FREDDIE MAC			4,174,700
Ginnie Mae - 1.2%
4.3% 8/20/61 (q)		347,519	371,373
4.5% 3/15/25 to 6/15/25		545,970	590,712
4.515% 3/20/62 (q)		1,154,575	1,249,862
4.53% 10/20/62 (q)		352,617	384,064
4.55% 5/20/62 (q)		2,123,328	2,302,683
4.556% 12/20/61 (q)		1,289,383	1,396,475
4.604% 3/20/62 (q)		604,270	655,861
4.626% 3/20/62 (q)		438,117	474,997
4.649% 2/20/62 (q)		241,212	261,703
4.65% 3/20/62 (q)		407,024	442,094
4.682% 2/20/62 (q)		306,136	332,370
4.684% 1/20/62 (q)		1,402,681	1,521,930
4.751% 12/20/60 (q)		515,256	553,378
4.804% 3/20/61 (q)		769,523	829,750
4.834% 3/20/61 (q)		1,426,740	1,539,617
5.47% 8/20/59 (q)		179,221	189,163
5.492% 4/20/60 (q)		728,456	798,316
5.5% 11/15/35		248,997	279,194
5.612% 4/20/58 (q)		213,714	220,037
6% 6/15/36		488,706	555,936
TOTAL GINNIE MAE			14,949,515
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $24,946,864)			25,330,980
Collateralized Mortgage Obligations - 2.9%

U.S. Government Agency - 2.9%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.655% 9/25/23 (m)		49,087	49,238
Series 2010-15 Class FJ, 1.085% 6/25/36 (m)		545,742	555,369
Series 2010-86 Class FE, 0.605% 8/25/25 (m)		54,847	55,214
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		322,631	341,624
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		978	1,022
Series 2003-113 Class PE, 4% 11/25/18		41,538	43,326
Collateralized Mortgage Obligations - continued
		Principal Amount (f)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class: - continued
Series 2003-70 Class BJ, 5% 7/25/33		$ 27,995	$ 31,041
Series 2005-19 Class PA, 5.5% 7/25/34		199,508	218,121
Series 2005-27 Class NE, 5.5% 5/25/34		250,331	263,268
Series 2005-52 Class PB, 6.5% 12/25/34		6,624	6,798
Series 2005-64 Class PX, 5.5% 6/25/35		191,311	208,517
Series 2010-118 Class PB, 4.5% 10/25/40		300,000	319,163
Series 2011-117 Class PF, 0.505% 7/25/39 (m)		1,445,846	1,451,303
Series 2011-126 Class KB, 4% 12/25/41		380,000	391,115
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		4,035	4,253
Series 2003-117 Class MD, 5% 12/25/23		127,415	137,212
Series 2004-52 Class KZ, 5.5% 7/25/34		1,349,116	1,488,358
Series 2004-91 Class Z, 5% 12/25/34		500,538	549,527
Series 2004-95 Class AN, 5.5% 1/25/25		4,251	4,274
Series 2005-117 Class JN, 4.5% 1/25/36		40,000	43,599
Series 2005-14 Class ZB, 5% 3/25/35		196,743	216,306
Series 2005-47 Class HK, 4.5% 6/25/20		248,027	261,719
Series 2006-72 Class CY, 6% 8/25/26		99,185	110,085
Series 2009-14 Class EB, 4.5% 3/25/24		237,428	251,716
Series 2009-59 Class HB, 5% 8/25/39		262,797	288,987
Series 2010-88 Class NA, 4% 8/25/28		2,036,387	2,123,027
Series 2010-97 Class CX, 4.5% 9/25/25		500,000	551,676
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		32,693	2,952
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		48,740	4,310
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		286,341	50,226
Series 2010-39 Class FG, 1.075% 3/25/36 (m)		332,892	341,188
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		106,285	10,047

		Principal Amount (f)	Value
Series 2011-67 Class AI, 4% 7/25/26 (o)		$ 87,173	$ 10,699
Freddie Mac:
floater:
Series 2630 Class FL, 0.6536% 6/15/18 (m)		733	735
Series 2711 Class FC, 1.0536% 2/15/33 (m)		213,043	216,862
floater planned amortization class Series 2770 Class FH, 0.5536% 3/15/34 (m)		228,107	229,656
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		117,775	119,572
Series 2101 Class PD, 6% 11/15/28		3,832	4,226
Series 2376 Class JE, 5.5% 11/15/16		3,516	3,662
Series 2381 Class OG, 5.5% 11/15/16		1,958	2,031
Series 2425 Class JH, 6% 3/15/17		5,153	5,397
Series 2672 Class MG, 5% 9/15/23		310,000	339,056
Series 2695 Class DG, 4% 10/15/18		91,943	96,566
Series 2996 Class MK, 5.5% 6/15/35		9,606	10,754
Series 3415 Class PC, 5% 12/15/37		97,174	104,387
Series 3763 Class QA, 4% 4/15/34		215,480	226,635
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		370,000	391,010
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		786,102	888,651
Series 2303 Class ZV, 6% 4/15/31		8,997	9,955
Series 2877 Class ZD, 5% 10/15/34		571,609	631,595
Series 3277 Class B, 4% 2/15/22		300,000	316,355
Series 3372 Class BD, 4.5% 10/15/22		744,731	792,197
Series 3578 Class B, 4.5% 9/15/24		270,692	284,313
Series 2715 Class NG, 4.5% 12/15/18		567,699	599,945
Series 4181 Class LA, 3% 3/15/37		487,729	502,266
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6555% 7/20/37 (m)		115,721	116,613
Collateralized Mortgage Obligations - continued
		Principal Amount (f)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2008-2 Class FD, 0.6355% 1/20/38 (m)		$ 28,430	$ 28,640
Series 2008-73 Class FA, 1.0155% 8/20/38 (m)		168,379	171,626
Series 2008-83 Class FB, 1.0555% 9/20/38 (m)		172,942	176,419
Series 2009-108 Class CF, 0.7536% 11/16/39 (m)		143,349	144,819
Series 2009-116 Class KF, 0.6836% 12/16/39 (m)		117,619	118,654
Series 2010-9 Class FA, 0.6736% 1/16/40 (m)		182,117	183,632
Series 2010-H17 Class FA, 0.486% 7/20/60 (m)(q)		537,403	534,816
Series 2010-H18 Class AF, 0.456% 9/20/60 (m)(q)		612,022	608,603
Series 2010-H19 Class FG, 0.456% 8/20/60 (m)(q)		733,069	729,135
Series 2010-H27 Series FA, 0.536% 12/20/60 (m)(q)		281,750	281,080
Series 2011-H05 Class FA, 0.656% 12/20/60 (m)(q)		398,102	399,267
Series 2011-H07 Class FA, 0.656% 2/20/61 (m)(q)		643,752	645,635
Series 2011-H12 Class FA, 0.646% 2/20/61 (m)(q)		944,961	947,361
Series 2011-H13 Class FA, 0.656% 4/20/61 (m)(q)		353,839	354,884
Series 2011-H14:
Class FB, 0.656% 5/20/61 (m)(q)		415,668	416,642
Class FC, 0.656% 5/20/61 (m)(q)		384,664	385,545
Series 2011-H17 Class FA, 0.686% 6/20/61 (m)(q)		504,071	506,191
Series 2011-H21 Class FA, 0.756% 10/20/61 (m)(q)		555,715	559,530
Series 2012-H01 Class FA, 0.856% 11/20/61 (m)(q)		471,715	476,950
Series 2012-H03 Class FA, 0.856% 1/20/62 (m)(q)		292,773	296,029
Series 2012-H06 Class FA, 0.786% 1/20/62 (m)(q)		453,898	457,602
Series 2012-H07 Class FA, 0.786% 3/20/62 (m)(q)		276,495	278,693
Series 2014-H11 Class BA, 0.6555% 6/20/64 (m)(q)		2,140,128	2,145,900
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		41,533	42,246
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		21,019	21,125

		Principal Amount (f)	Value
Series 2010-99 Class PT, 3.5% 8/20/33		$ 27,016	$ 27,127
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		184,272	34,108
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	505,786
Series 2010-H13 Class JA, 5.46% 10/20/59 (q)		750,940	791,683
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		1,161,226	1,268,371
Series 2010-H17 Class XP, 5.3003% 7/20/60 (m)(q)		1,613,464	1,759,418
Series 2010-H18 Class PL, 5.01% 9/20/60 (m)(q)		1,217,771	1,327,312
Series 2011-71:
Class ZB, 5.5% 8/20/34		1,112,042	1,261,264
Class ZC, 5.5% 7/16/34		1,016,495	1,164,309
Series 2012-64 Class KB, 4.1535% 5/20/41 (m)		139,480	157,520
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,151,224)			35,485,641
Commercial Mortgage Securities - 1.3%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.506% 4/25/19 (m)		407,202	407,444
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		260,000	281,381
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,410,000	1,541,980
Series K009 Class A2, 3.808% 8/25/20		2,150,000	2,306,905
Series K034 Class A1, 2.669% 2/25/23		1,079,926	1,098,394
Series K032 Class A1, 3.016% 2/25/23		2,024,273	2,097,566
Series K039 Class A2, 3.276% 7/25/24		2,013,000	2,060,670
Series K501 Class A2, 1.655% 11/25/16		550,000	557,287
Series K714 Class A2, 3.097% 10/25/20		3,500,000	3,622,226
Series K716 Class A2, 3.132% 6/25/21		1,200,000	1,238,580
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $15,160,153)			15,212,433
Foreign Government and Government Agency Obligations - 19.8%

Argentine Republic:
7% 10/3/15		4,830,000	4,491,900
7% 4/17/17		2,230,000	1,918,296
Foreign Government and Government Agency Obligations - continued
		Principal Amount (f)	Value
Azerbaijan Republic 4.75% 3/18/24 (h)		$ 250,000	$ 255,000
Bahamian Republic 6.95% 11/20/29 (h)		250,000	281,250
Belarus Republic:
8.75% 8/3/15 (Reg. S)		2,050,000	2,091,410
8.95% 1/26/18		1,165,000	1,239,269
Brazilian Federative Republic:
5% 1/27/45		330,000	310,200
5.625% 1/7/41		1,500,000	1,548,750
7.125% 1/20/37		1,270,000	1,558,925
8.25% 1/20/34		1,085,000	1,456,613
12.25% 3/6/30		370,000	680,800
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		940,000	848,350
Buoni Poliennali del Tesoro:
1.5% 12/15/16	EUR	10,350,000	13,358,334
2.15% 12/15/21	EUR	2,950,000	3,827,009
3.5% 6/1/18	EUR	4,150,000	5,749,574
4.5% 3/1/24	EUR	6,200,000	9,321,211
4.75% 9/1/28 (h)	EUR	500,000	764,038
Canadian Government:
1.25% 2/1/16	CAD	2,000,000	1,790,491
1.75% 9/1/19	CAD	14,000,000	12,569,311
2.25% 6/1/25	CAD	7,050,000	6,289,384
3.5% 12/1/45	CAD	3,275,000	3,432,412
Central Bank of Nigeria warrants 11/15/20 (a)(p)		750	126,017
City of Buenos Aires 12.5% 4/6/15 (h)		260,000	260,000
Colombian Republic:
5.625% 2/26/44		200,000	220,000
6.125% 1/18/41		520,000	607,880
7.375% 9/18/37		605,000	807,675
10.375% 1/28/33		865,000	1,345,075
Congo Republic 3.5% 6/30/29 (g)		1,486,845	1,358,768
Costa Rican Republic:
4.25% 1/26/23 (h)		300,000	276,750
4.375% 4/30/25 (h)		245,000	221,725
7% 4/4/44 (h)		470,000	472,350
Croatia Republic:
5.5% 4/4/23 (h)		590,000	607,700
6% 1/26/24 (h)		200,000	213,250
6.25% 4/27/17 (h)		315,000	334,688
6.375% 3/24/21 (h)		500,000	542,500
6.625% 7/14/20 (h)		420,000	462,000
6.75% 11/5/19 (h)		480,000	529,200
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (h)		215,000	218,225
5.875% 7/25/22 (h)		400,000	412,000
6% 1/14/19 (h)		410,000	432,550

		Principal Amount (f)	Value
6.25% 10/4/20 (h)		$ 580,000	$ 613,350
6.25% 7/27/21 (h)		410,000	430,500
7.4% 1/22/15 (h)		315,000	319,410
Dominican Republic:
1.1344% 8/30/24 (m)		995,000	875,600
5.875% 4/18/24 (h)		285,000	293,550
7.45% 4/30/44 (h)		755,000	811,625
7.5% 5/6/21 (h)		515,000	579,375
El Salvador Republic:
7.625% 2/1/41 (h)		175,000	184,625
7.65% 6/15/35 (Reg. S)		240,000	255,000
8.25% 4/10/32 (Reg. S)		140,000	161,350
French Government:
OAT 3.25% 5/25/45	EUR	1,625,000	2,450,304
1.75% 11/25/24	EUR	4,500,000	5,932,979
2.5% 5/25/30	EUR	600,000	819,078
Georgia Republic 6.875% 4/12/21 (h)		210,000	234,150
German Federal Republic:
1.75% 2/15/24	EUR	4,475,000	6,103,360
2.5% 8/15/46	EUR	100,000	145,124
Hungarian Republic:
5.375% 3/25/24		268,000	282,740
5.75% 11/22/23		427,000	462,761
7.625% 3/29/41		704,000	897,600
Indonesian Republic:
3.375% 4/15/23 (h)		280,000	260,400
4.875% 5/5/21 (h)		900,000	936,000
5.25% 1/17/42 (h)		495,000	477,056
5.375% 10/17/23		400,000	427,000
5.875% 3/13/20 (h)		630,000	690,638
6.625% 2/17/37 (h)		625,000	706,250
6.75% 1/15/44 (h)		605,000	707,850
7.75% 1/17/38 (h)		1,290,000	1,638,300
7.875% 4/15/19	IDR	5,113,000,000	413,319
8.5% 10/12/35 (Reg. S)		1,175,000	1,586,250
11.625% 3/4/19 (h)		215,000	285,950
Islamic Republic of Pakistan:
7.125% 3/31/16 (h)		1,325,000	1,341,828
7.25% 4/15/19 (h)		965,000	973,444
8.25% 4/15/24 (h)		200,000	200,000
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		2,590,000	3,130,564
5.5% 12/4/23		1,503,000	1,819,078
Italian Republic:
1.5% 8/1/19	EUR	5,800,000	7,480,995
4.75% 9/1/44	EUR	1,700,000	2,579,306
Ivory Coast:
5.375% 7/23/24 (h)		200,000	190,750
7.7743% 12/31/32		850,000	810,688
Foreign Government and Government Agency Obligations - continued
		Principal Amount (f)	Value
Japan Government:
0.1% 4/15/15	JPY	644,000,000	$ 5,874,795
0.1% 10/15/15	JPY	726,700,000	6,628,365
1.8% 3/20/43	JPY	200,000,000	1,908,039
1.9% 9/20/30	JPY	955,000,000	9,835,625
Jordanian Kingdom 2.503% 10/30/20		2,924,000	2,945,936
Lebanese Republic:
4% 12/31/17		1,228,500	1,222,358
4.75% 11/2/16		265,000	268,975
5.45% 11/28/19		430,000	433,849
6.375% 3/9/20		450,000	470,250
Moroccan Kingdom:
4.25% 12/11/22 (h)		495,000	491,387
5.5% 12/11/42 (h)		200,000	199,000
Panamanian Republic:
6.7% 1/26/36		190,000	233,225
8.875% 9/30/27		200,000	285,000
9.375% 4/1/29		195,000	289,088
Peruvian Republic:
4% 3/7/27 (g)		570,000	570,000
8.75% 11/21/33		785,000	1,193,200
Philippine Republic:
7.75% 1/14/31		685,000	952,150
9.5% 2/2/30		810,000	1,263,600
10.625% 3/16/25		460,000	722,200
Plurinational State of Bolivia:
4.875% 10/29/22 (h)		225,000	229,500
5.95% 8/22/23 (h)		535,000	572,450
Provincia de Cordoba 12.375% 8/17/17 (h)		765,000	703,800
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		492,000	483,390
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		275,000	296,533
Republic of Armenia 6% 9/30/20 (h)		920,000	952,200
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,000,000	895,000
Republic of Nigeria:
6.75% 1/28/21 (h)		155,000	168,594
13.05% 8/16/16	NGN	93,970,000	583,090
Republic of Serbia:
5.25% 11/21/17 (h)		280,000	287,700
5.875% 12/3/18 (h)		520,000	542,100
6.75% 11/1/24 (h)		971,435	978,721
7.25% 9/28/21 (h)		400,000	446,252

		Principal Amount (f)	Value
Republic of Zambia 5.375% 9/20/22 (h)		$ 200,000	$ 191,000
Romanian Republic:
4.375% 8/22/23 (h)		398,000	407,055
6.125% 1/22/44 (h)		534,000	613,613
6.75% 2/7/22 (h)		270,000	319,275
6.75% 2/7/22		50,000	59,125
Russian Federation:
5.625% 4/4/42 (h)		600,000	597,000
5.875% 9/16/43 (h)		1,200,000	1,224,000
7.5% 3/31/30 (Reg. S)		2,518,475	2,821,271
12.75% 6/24/28 (Reg. S)		2,280,000	3,744,900
South African Republic 5.875% 9/16/25		200,000	220,000
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	196,800
Turkish Republic:
5.125% 3/25/22		485,000	499,065
5.625% 3/30/21		490,000	520,625
6.25% 9/26/22		475,000	522,500
6.75% 4/3/18		680,000	753,100
6.75% 5/30/40		670,000	759,780
6.875% 3/17/36		1,325,000	1,518,848
7% 3/11/19		445,000	498,400
7.25% 3/5/38		825,000	991,031
7.375% 2/5/25		1,270,000	1,508,125
7.5% 11/7/19		945,000	1,085,805
8% 2/14/34		260,000	333,450
11.875% 1/15/30		450,000	757,125
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		655,000	527,406
Ukraine Government:
1.844% 5/16/19		1,142,000	1,138,003
6.875% 9/23/15 (Reg. S)		200,000	179,540
7.75% 9/23/20 (h)		300,000	256,560
9.25% 7/24/17 (h)		790,000	693,225
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	3,625,000	5,869,205
2.25% 9/7/23	GBP	5,250,000	8,468,397
3.5% 7/22/68	GBP	3,200,000	5,819,539
United Mexican States:
4.75% 3/8/44		1,286,000	1,276,355
5.55% 1/21/45		265,000	294,415
6.05% 1/11/40		1,316,000	1,552,880
6.75% 9/27/34		970,000	1,231,900
7.5% 4/8/33		345,000	471,788
8.3% 8/15/31		250,000	368,125
United Republic of Tanzania 6.3289% 3/9/20 (m)		200,000	215,500
Uruguay Republic 7.875% 1/15/33 pay-in-kind		845,000	1,132,300
Foreign Government and Government Agency Obligations - continued
		Principal Amount (f)	Value
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		10,236	$ 225,192
5.75% 2/26/16 (Reg S.)		$ 4,260,000	3,631,650
7% 3/31/38		360,000	204,300
8.5% 10/8/14		2,855,000	2,817,885
9% 5/7/23 (Reg. S)		1,840,000	1,242,000
9.25% 9/15/27		580,000	398,750
9.25% 5/7/28 (Reg. S)		630,000	414,225
9.375% 1/13/34		595,000	392,700
11.75% 10/21/26 (Reg. S)		1,220,000	943,060
11.95% 8/5/31 (Reg. S)		2,205,000	1,692,338
12.75% 8/23/22		1,670,000	1,390,275
13.625% 8/15/18		806,000	736,281
Vietnamese Socialist Republic:
1.1434% 3/12/16 (m)		203,478	187,709
4% 3/12/28 (g)		1,423,333	1,297,013
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $240,016,694)			239,875,808
Supranational Obligations - 0.1%

European Bank for Reconstruction & Development 6.2% 6/27/15	INR	20,300,000	326,965
Inter-American Development Bank 4.75% 10/25/15 (Reg. S)	INR	7,400,000	116,779
International Finance Corp. 7.75% 12/3/16	INR	13,000,000	214,479
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	600,000	779,504
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,452,232)			1,437,727
Common Stocks - 2.5%
	Shares
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.1%
Delphi Automotive PLC	14,900	913,966
Remy International, Inc.	6,195	127,183
		1,041,149
Automobiles - 0.0%
General Motors Co.:
warrants 7/10/16 (a)	10,738	240,316
warrants 7/10/19 (a)	10,738	155,164
Motors Liquidation Co. GUC Trust (a)	2,816	68,851
		464,331
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(s)	2,218	3,327

	Shares	Value
Hotels, Restaurants & Leisure - 0.3%
Extended Stay America, Inc. unit	68,300	$ 1,621,442
Las Vegas Sands Corp.	19,300	1,200,653
Melco Crown Entertainment Ltd. sponsored ADR	22,400	588,896
		3,410,991
Household Durables - 0.3%
Lennar Corp. Class A	26,700	1,036,761
Standard Pacific Corp. (a)	98,700	739,263
Taylor Morrison Home Corp. (a)	41,100	666,642
Whirlpool Corp.	6,800	990,420
		3,433,086
Media - 0.1%
AMC Networks, Inc. Class A (a)	17,000	993,140
Haights Cross Communications, Inc. (a)	107	0
		993,140
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)	8,500	826,030
Michael Kors Holdings Ltd. (a)	13,000	928,070
		1,754,100
TOTAL CONSUMER DISCRETIONARY		11,100,124
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	5,683	21,737
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A	314,563	3
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Gilead Sciences, Inc. (a)	10,400	1,107,080
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	6,069	97,104
Pharmaceuticals - 0.2%
AbbVie, Inc.	28,400	1,640,384
Valeant Pharmaceuticals International (Canada) (a)	8,300	1,087,571
		2,727,955
TOTAL HEALTH CARE		3,932,139
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp.:
warrants 3/15/17 (a)	115	0
warrants 8/17/24 (a)	50	0
		0
Airlines - 0.2%
Air Canada Class B (a)	60,100	458,820
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
American Airlines Group, Inc.	50,500	$ 1,791,740
Delta Air Lines, Inc.	21,250	768,188
		3,018,748
Building Products - 0.0%
Nortek, Inc. warrants 12/7/14 (a)	524	14,373
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.	202,108	40,422
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
		0
Trading Companies & Distributors - 0.1%
Penhall Acquisition Co.:
Class A (a)	321	26,980
Class B (a)	107	8,993
United Rentals, Inc. (a)	9,000	999,900
		1,035,873
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(h)	31,897	687,305
TOTAL INDUSTRIALS		4,796,721
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.1%
CDW Corp.	48,800	1,515,240
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	44,700	3,971,595
Google, Inc. Class A (a)	1,700	1,000,297
		4,971,892
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. (a)	53,300	1,040,949
MagnaChip Semiconductor Corp. (a)	2,669	31,227
Skyworks Solutions, Inc.	14,300	830,115
Spansion, Inc. Class A (a)	126	2,872
		1,905,163
TOTAL INFORMATION TECHNOLOGY		8,392,295
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	22,632	1,076,831
Metals & Mining - 0.0%
Aleris International, Inc. (a)(s)	2,037	65,566
Mirabela Nickel Ltd. (a)	217,900	12,592
		78,158
TOTAL MATERIALS		1,154,989

	Shares	Value
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	34,700	$ 1,001,789
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	4,497
TOTAL COMMON STOCKS (Cost $31,213,597)		30,404,294
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	2,286	17,458
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp. 6.50% (a)	38,600	1,960,880
TOTAL CONVERTIBLE PREFERRED STOCKS		1,978,338
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K, 6.375%	26,704	676,412
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (h)	2,620	2,622,456
TOTAL FINANCIALS		3,298,868
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00%	147,896	121,275
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,420,143
TOTAL PREFERRED STOCKS (Cost $3,735,433)		5,398,481
Bank Loan Obligations - 2.4%
	Principal Amount (f)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (m)	$ 1,261,838	1,201,900
Centaur Acquisition LLC Tranche 2LN, term loan 8.5% 2/20/20 (m)	165,000	167,269
Bank Loan Obligations - continued
	Principal Amount (f)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (m)	$ 215,705	$ 221,098
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (m)	1,021,645	1,005,043
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (m)	275,100	269,268
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (m)	189,525	188,814
Tranche B 2LN, term loan 9.25% 7/15/21 (m)	215,000	213,388
		3,266,780
Media - 0.0%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (m)	260,000	247,650
TOTAL CONSUMER DISCRETIONARY		3,514,430
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (m)	285,000	283,575
Personal Products - 0.1%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (m)	833,700	823,279
Tranche B, term loan 3.25% 11/19/17 (m)	371,250	364,753
		1,188,032
TOTAL CONSUMER STAPLES		1,471,607
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (m)	330,229	337,659
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (m)	1,870,000	1,874,675
Panda Sherman Power, LLC term loan 9% 9/14/18 (m)	204,551	207,620
Panda Temple Power, LLC term loan 7.25% 4/3/19 (m)	110,000	112,613
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (m)	120,000	115,800
TPF II Power, LLC Tranche B, term loan 9/24/21 (r)	225,000	224,438
		2,872,805

	Principal Amount (f)	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (m)	$ 130,000	$ 133,088
Sheridan Investment Partners I term loan 4.25% 12/16/20 (m)	170,835	167,419
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (m)	23,764	23,289
Tranche M, term loan 4.25% 12/16/20 (m)	8,863	8,686
TransUnion LLC Tranche B, term loan 4% 4/9/21 (m)	1,283,550	1,265,901
		1,598,383
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (m)	24,094	23,853
TOTAL FINANCIALS		1,622,236
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (m)	1,065,250	1,057,260
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (m)	1,225,571	1,213,315
TOTAL HEALTH CARE		2,270,575
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (m)	187,625	186,921
Tranche B 2LN, term loan 8.25% 11/30/20 (m)	375,000	376,875
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (m)	180,000	178,200
		741,996
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (m)	272,535	266,403
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (m)	1,127,175	1,118,017
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (m)	730,000	751,900
TOTAL INFORMATION TECHNOLOGY		2,136,320
Bank Loan Obligations - continued
	Principal Amount (f)	Value
MATERIALS - 0.1%
Chemicals - 0.0%
Momentive Performance Materials, Inc. term loan 4% 4/15/15 (m)	$ 130,000	$ 129,838
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (m)	507,450	496,032
Metals & Mining - 0.0%
MRC Global, Inc. Tranche B, term loan 5.5171% 11/9/19 (m)	336,600	336,196
TOTAL MATERIALS		962,066
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (m)	743,675	752,971
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (m)	40,000	39,800
		792,771
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (m)	345,000	343,275
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (m)	415,000	408,775
		752,050
TOTAL TELECOMMUNICATION SERVICES		1,544,821
UTILITIES - 1.0%
Electric Utilities - 0.0%
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (m)	307,057	308,592
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (m)	176,667	173,575
Independent Power Producers & Energy Traders - 1.0%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (m)	11,927,003	11,927,003
TOTAL UTILITIES		12,409,170
TOTAL BANK LOAN OBLIGATIONS (Cost $29,523,482)		29,546,026
Sovereign Loan Participations - 0.1%
	Principal Amount (f)	Value
Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (m)	$ 255,430	$ 250,322
Goldman Sachs 1.1875% 12/14/19 (m)	459,740	450,545
Mizuho 1.1875% 12/14/19 (m)	343,773	336,897
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $981,313)		1,037,764
Fixed-Income Funds - 1.6%
Shares
Fidelity Floating Rate Central Fund (n) (Cost $17,444,834)	175,912	18,854,248
Preferred Securities - 2.2%
	Principal Amount (f)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (g)(h)(i)	$ 470,000	490,518
NBCUniversal Enterprise, Inc. 5.25% (h)(i)	770,000	802,133
		1,292,651
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (i)	400,000	417,111
Gruma S.A.B. de CV 7.75% (Reg. S) (i)	930,000	949,494
		1,366,605
FINANCIALS - 1.8%
Banks - 1.7%
Bank of America Corp.:
5.125% (i)(m)	1,345,000	1,321,251
5.2% (i)(m)	2,762,000	2,644,157
6.25% (i)(m)	910,000	908,113
8% (i)(m)	255,000	278,416
8.125% (i)(m)	145,000	161,419
Barclays Bank PLC 7.625% 11/21/22	2,140,000	2,358,676
Citigroup, Inc.:
5.9% (i)(m)	1,455,000	1,425,951
5.95% (i)(m)	2,675,000	2,701,413
6.3% (i)(m)	270,000	273,781
JPMorgan Chase & Co.:
5% (i)(m)	1,615,000	1,599,424
6% (i)(m)	2,580,000	2,563,735
6.125% (i)(m)	725,000	742,240
6.75% (i)(m)	400,000	424,676
Preferred Securities - continued
	Principal Amount (f)	Value
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.:
5.9% (i)(m)	$ 2,500,000	$ 2,602,740
7.98% (i)(m)	135,000	148,207
		20,154,199
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.7% (i)(m)	1,556,000	1,616,215
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (h)(i)	400,000	406,250
TOTAL FINANCIALS		22,176,664
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (h)(i)	1,275,000	1,292,216
7.5% (Reg. S) (i)	100,000	101,350
		1,393,566
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (i)	820,000	747,462
TOTAL PREFERRED SECURITIES (Cost $27,090,174)		26,976,948
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $1)	108,228	1
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.12% (b) (Cost $37,767,155)	37,767,155	37,767,155
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 9/30/14 due 10/1/14 (Collateralized by U.S. Government Obligations) # (c) (Cost $2,136,000)	$ 2,136,001	2,136,000
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with JP Morgan Chase Bank, N.A. to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR (Cost $90,290)	1/13/15	$ 3,021,000	$ 3,916
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,184,674,864)	1,199,663,776
NET OTHER ASSETS (LIABILITIES) (d) - 0.9%	11,311,397
NET ASSETS - 100%	$ 1,210,975,173
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
17 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2014	$ 2,118,891	$ (13,316)
37 CBOT 2 Year U.S. Treasury Note Contracts	Dec. 2014	8,097,219	(13,960)
33 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2014	3,902,508	(19,924)
21 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2014	2,896,031	(6,472)
23 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2014	3,507,500	7,141
TOTAL TREASURY CONTRACTS		$ 20,522,149	$ (46,531)

The face value of futures purchased as a percentage of net assets is 1.7%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/ (Depreciation)
CME	Dec. 2016	$ 800,000	3-month LIBOR	1%	$ 134	$ 0	$ 134
CME	Dec. 2019	500,000	3-month LIBOR	2.25%	312	0	312
CME	Dec. 2024	4,800,000	3-month LIBOR	3%	(13,217)	0	(13,217)
CME	Dec. 2044	100,000	3.5%	3-month LIBOR	1,396	0	1,396
TOTAL INTEREST RATE SWAPS					$ (11,375)	$ 0	$ (11,375)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
IDR	-	Indonesian rupiah
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NGN	-	Nigerian naira
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Includes cash collateral of $14,198,400 from securities on loan.
(e) Non-income producing - Security is in default.
(f) Amount is stated in United States dollars unless otherwise noted.
(g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $224,222,906 or 18.5% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $219,936.
(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $152,249.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) The coupon rate will be determined upon settlement of the loan after period end.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,893 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 4,281
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,136,000 due 10/01/14 at 0.01%
Commerz Markets LLC	$ 2,136,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,161
Fidelity Floating Rate Central Fund	228,557
Total	$ 260,718
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 5,933,634	$ 12,989,123	$ -	$ 18,854,248	1.1%
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,100,124	$ 11,096,797	$ -	$ 3,327
Consumer Staples	39,195	-	-	39,195
Financials	3,298,871	676,412	2,622,456	3
Health Care	3,932,139	3,835,035	-	97,104
Industrials	4,917,996	4,033,021	-	884,975
Information Technology	8,392,295	8,392,295	-	-
Materials	1,154,989	1,089,423	-	65,566
Telecommunication Services	1,001,789	1,001,789	-	-
Utilities	1,965,377	1,965,377	-	-
Corporate Bonds	472,822,209	-	472,818,706	3,503
U.S. Government and Government Agency Obligations	257,374,145	-	257,374,145	-
U.S. Government Agency - Mortgage Securities	25,330,980	-	25,330,980	-
Collateralized Mortgage Obligations	35,485,641	-	35,485,641	-
Commercial Mortgage Securities	15,212,433	-	15,212,433	-
Foreign Government and Government Agency Obligations	239,875,808	-	239,305,808	570,000
Supranational Obligations	1,437,727	-	1,437,727	-
Bank Loan Obligations	29,546,026	-	28,919,176	626,850
Sovereign Loan Participations	1,037,764	-	-	1,037,764
Fixed-Income Funds	18,854,248	18,854,248	-	-
Preferred Securities	26,976,948	-	26,976,948	-
Other	1	-	-	1
Money Market Funds	37,767,155	37,767,155	-	-
Cash Equivalents	2,136,000	-	2,136,000	-
Purchased Swaptions	3,916	-	3,916	-
Total Investments in Securities:	$ 1,199,663,776	$ 88,711,552	$ 1,107,623,936	$ 3,328,288
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Futures Contracts	$ 7,141	$ 7,141	$ -	$ -
Swaps	1,842	-	1,842	-
Total Assets	$ 8,983	$ 7,141	$ 1,842	$ -
Liabilities
Futures Contracts	$ (53,672)	$ (53,672)	$ -	$ -
Swaps	(13,217)	-	(13,217)	-
Total Liabilities	$ (66,889)	$ (53,672)	$ (13,217)	$ -
Total Other Derivative Instruments:	$ (57,906)	$ (46,531)	$ (11,375)	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $1,181,867,564. Net unrealized appreciation aggregated $17,796,212, of which $38,089,265 related to appreciated investment securities and $20,293,053 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligation, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 50% Portfolio

September 30, 2014

1.837320.108

VF50-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.0%
	Shares	Value
Domestic Equity Funds - 38.1%
Fidelity Air Transportation Portfolio (c)	185,824	$ 12,004,209
Fidelity Automotive Portfolio (c)	259,776	12,895,304
Fidelity Banking Portfolio (c)	2,030,292	52,259,717
Fidelity Biotechnology Portfolio (c)	336	72,609
Fidelity Blue Chip Growth Fund (c)	763,711	50,030,681
Fidelity Blue Chip Value Fund (c)	885,543	13,469,104
Fidelity Brokerage and Investment Management Portfolio (c)	831,106	61,693,031
Fidelity Capital Appreciation Fund (c)	3,223	124,945
Fidelity Chemicals Portfolio (c)	317,709	49,283,041
Fidelity Communications Equipment Portfolio (c)	361,651	11,525,820
Fidelity Computers Portfolio (c)	478,541	38,130,178
Fidelity Construction and Housing Portfolio (c)	436,817	23,832,757
Fidelity Consumer Discretionary Portfolio (c)	2,325,251	73,338,421
Fidelity Consumer Finance Portfolio (c)	404,172	6,191,908
Fidelity Consumer Staples Portfolio (c)	1,089,853	102,718,690
Fidelity Contrafund (c)	752	75,993
Fidelity Defense and Aerospace Portfolio (c)	13,871	1,580,890
Fidelity Disciplined Equity Fund (c)	36,866	1,270,413
Fidelity Dividend Growth Fund (c)	5,034	166,727
Fidelity Electronics Portfolio (c)	342,692	27,058,953
Fidelity Energy Portfolio (c)	1,172,344	65,205,766
Fidelity Energy Service Portfolio (c)	402,190	34,274,657
Fidelity Environmental and Alternative Energy Portfolio (c)	16,977	380,788
Fidelity Equity Dividend Income Fund (c)	553	14,264
Fidelity Equity-Income Fund (c)	66,585	4,112,930
Fidelity Financial Services Portfolio (c)	1,110,953	94,753,142
Fidelity Fund (c)	809	34,387
Fidelity Global Commodity Stock Fund (c)	4,619	64,753
Fidelity Gold Portfolio (a)(c)	5,877	111,724
Fidelity Growth & Income Portfolio (c)	13,479	397,913
Fidelity Growth Company Fund (c)	1,406	179,489
Fidelity Growth Discovery Fund (c)	672,408	15,673,831
Fidelity Health Care Portfolio (c)	676,961	148,200,326
Fidelity Independence Fund (c)	616,812	24,518,293
Fidelity Industrial Equipment Portfolio (c)	562,641	22,719,462
Fidelity Industrials Portfolio (c)	2,420,743	75,938,707
Fidelity Insurance Portfolio (c)	486,485	32,253,982
Fidelity IT Services Portfolio (c)	8,326	295,314
Fidelity Large Cap Stock Fund (c)	3,214,885	90,531,160
Fidelity Leisure Portfolio (c)	19,271	2,517,969
Fidelity Leveraged Company Stock Fund (c)	777	35,130
Fidelity Low-Priced Stock Fund (c)	1,115	54,376
Fidelity Magellan Fund (c)	130	12,189
Fidelity Materials Portfolio (c)	108,984	9,256,044
Fidelity Medical Delivery Portfolio (c)	106,351	8,378,341

	Shares	Value
Fidelity Medical Equipment and Systems Portfolio (c)	16,183	$ 605,898
Fidelity Mega Cap Stock Fund (c)	3,460,305	55,987,741
Fidelity Mid Cap Value Fund (c)	21,426	511,447
Fidelity Mid-Cap Stock Fund (c)	6,848	259,469
Fidelity Multimedia Portfolio (c)	329,504	26,706,300
Fidelity Nasdaq Composite Index Fund (c)	10,556	630,412
Fidelity Natural Gas Portfolio (c)	230,329	9,524,090
Fidelity Natural Resources Portfolio (c)	3,582	138,249
Fidelity New Millennium Fund (c)	1,322,182	54,222,697
Fidelity OTC Portfolio (c)	331,409	26,045,460
Fidelity Pharmaceuticals Portfolio (c)	1,572,089	34,145,773
Fidelity Real Estate Investment Portfolio (c)	188,390	6,827,259
Fidelity Retailing Portfolio (c)	134,391	11,205,511
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	8,094
Fidelity Small Cap Discovery Fund (c)	32,698	945,313
Fidelity Small Cap Growth Fund (c)	5,319	91,066
Fidelity Small Cap Stock Fund (c)	9,757	184,995
Fidelity Small Cap Value Fund (c)	10,833	187,186
Fidelity Software and Computer Services Portfolio (c)	317,468	37,232,646
Fidelity Stock Selector Large Cap Value Fund (c)	3,209,258	53,049,027
Fidelity Technology Portfolio (c)	1,050,740	128,148,263
Fidelity Telecom and Utilities Fund (c)	10,056	241,648
Fidelity Telecommunications Portfolio (c)	305,988	18,500,026
Fidelity Transportation Portfolio (c)	269,029	22,708,716
Fidelity Utilities Portfolio (c)	450,181	33,511,450
Fidelity Value Discovery Fund (c)	1,465,780	34,138,021
Fidelity Value Fund (c)	375,483	41,156,671
Fidelity Value Strategies Fund (c)	293	12,539
Spartan 500 Index Fund Investor Class (c)	2,986	209,852
Spartan Extended Market Index Fund Investor Class (c)	6,963	369,941
Spartan Total Market Index Fund Investor Class (c)	54,033	3,115,571
VIP Mid Cap Portfolio Investor Class (c)	10,053	365,037
TOTAL DOMESTIC EQUITY FUNDS		1,768,624,696
International Equity Funds - 15.9%
Fidelity Canada Fund (c)	2,644	163,592
Fidelity China Region Fund (c)	44,327	1,482,278
Fidelity Diversified International Fund (c)	5,540,244	200,169,008
Fidelity Emerging Asia Fund (c)	967,428	31,286,625
Fidelity Emerging Markets Fund (c)	1,857,495	45,972,991
Fidelity Europe Fund (c)	2,426,795	89,985,565
Fidelity International Capital Appreciation Fund (c)	1,305,084	22,003,723
Fidelity International Discovery Fund (c)	2,408,794	93,340,772
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity International Growth Fund (c)	487,707	$ 5,340,387
Fidelity International Real Estate Fund (c)	14,969	153,732
Fidelity International Small Cap Fund (c)	273,230	7,035,680
Fidelity International Small Cap Opportunities Fund (c)	1,928,160	26,878,550
Fidelity International Value Fund (c)	1,154,582	10,091,047
Fidelity Japan Fund (c)	181,051	2,105,619
Fidelity Japan Smaller Companies Fund (c)	927,277	12,184,419
Fidelity Latin America Fund (c)	645	19,888
Fidelity Nordic Fund (c)	371,784	16,458,892
Fidelity Overseas Fund (c)	1,424,964	55,687,586
Fidelity Pacific Basin Fund (c)	340,365	9,591,488
Spartan International Index Fund Investor Class (c)	2,743,840	109,232,264
TOTAL INTERNATIONAL EQUITY FUNDS		739,184,106
TOTAL EQUITY FUNDS (Cost $2,195,020,253)		2,507,808,802
Fixed-Income Funds - 38.9%

Fixed-Income Funds - 38.9%
Fidelity Floating Rate High Income Fund (c)	3,719,949	36,567,095
Fidelity Focused High Income Fund (c)	563,226	4,962,025
Fidelity High Income Fund (c)	2,255,621	20,706,601

	Shares	Value
Fidelity New Markets Income Fund (c)	1,611,623	$ 26,156,639
Fidelity Real Estate Income Fund (c)	1,344,428	15,460,927
Spartan U.S. Bond Index Fund Investor Class (c)	146,596,113	1,701,980,871
TOTAL FIXED-INCOME FUNDS (Cost $1,794,992,816)		1,805,834,158
Money Market Funds - 7.1%

Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c)	321,534,919	321,534,919
Fidelity Select Money Market Portfolio 0.01% (b)(c)	10,216,431	10,216,431
TOTAL MONEY MARKET FUNDS (Cost $331,751,350)		331,751,350
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,321,764,419)		4,645,394,310
NET OTHER ASSETS (LIABILITIES) - 0.0%		(781,626)
NET ASSETS - 100%		$ 4,644,612,684
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 10,870,505	$ 155,509	$ -	$ 4,950	$ 12,004,209
Fidelity Automotive Portfolio	21,453,398	2,794,113	9,811,448	8,927	12,895,304
Fidelity Banking Portfolio	43,657,362	11,525,353	1,988,167	137,587	52,259,717
Fidelity Biotechnology Portfolio	22,936,543	-	24,212,312	-	72,609
Fidelity Blue Chip Growth Fund	31,205,529	17,853,049	93,086	40,115	50,030,681
Fidelity Blue Chip Value Fund	-	13,009,812	-	111,548	13,469,104
Fidelity Brokerage and Investment Management Portfolio	63,762,714	7,416,062	9,175,238	97,262	61,693,031
Fidelity Canada Fund	154,154	-	-	-	163,592
Fidelity Capital Appreciation Fund	2,203,863	-	2,100,000	-	124,945
Fidelity Chemicals Portfolio	22,984,107	30,670,596	7,100,000	74,317	49,283,041
Fidelity China Region Fund	1,496,463	-	-	-	1,482,278
Fidelity Communications Equipment Portfolio	11,905,092	612,914	1,920,000	1,614	11,525,820
Fidelity Computers Portfolio	28,580,421	7,434,316	69,409	52,696	38,130,178
Fidelity Construction and Housing Portfolio	22,375,540	1,832,314	409,016	19,415	23,832,757
Fidelity Consumer Discretionary Portfolio	49,761,238	26,050,863	145,003	14,190	73,338,421
Fidelity Consumer Finance Portfolio	7,384,535	456,786	1,169,945	14,749	6,191,908
Fidelity Consumer Staples Portfolio	82,262,236	33,469,321	16,100,000	188,995	102,718,690
Fidelity Contrafund	6,879,234	1,108,222	8,100,000	-	75,993
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Defense and Aerospace Portfolio	$ 1,626,260	$ 65,298	$ -	$ 2,778	$ 1,580,890
Fidelity Disciplined Equity Fund	12,943,925	1,028,375	13,539,497	-	1,270,413
Fidelity Diversified International Fund	85,047,614	141,585,033	21,043,840	-	200,169,008
Fidelity Dividend Growth Fund	154,957	21,958	-	1,409	166,727
Fidelity Electronics Portfolio	8,492,416	15,218,464	-	12,163	27,058,953
Fidelity Emerging Asia Fund	18,099,927	12,691,778	106,446	-	31,286,625
Fidelity Emerging Markets Fund	30,608,006	15,229,978	238,863	-	45,972,991
Fidelity Energy Portfolio	47,967,394	54,351,238	37,781,693	128,543	65,205,766
Fidelity Energy Service Portfolio	31,966,985	20,792,652	19,262,344	11,079	34,274,657
Fidelity Environmental and Alternative Energy Portfolio	387,084	492	-	51	380,788
Fidelity Equity Dividend Income Fund	13,416	201	-	201	14,264
Fidelity Equity-Income Fund	26,381,003	10,810,046	34,000,000	187,601	4,112,930
Fidelity Europe Capital Appreciation Fund	1,779,295	16,244	-	16,244	-
Fidelity Europe Fund	71,684,771	36,638,754	15,221,767	-	89,985,565
Fidelity Financial Services Portfolio	53,716,017	41,094,610	2,710,945	85,255	94,753,142
Fidelity Floating Rate High Income Fund	56,083,137	8,660,598	27,606,567	1,421,293	36,567,095
Fidelity Focused High Income Fund	7,251,058	314,306	2,500,000	226,490	4,962,025
Fidelity Fund	32,123	2,329	-	119	34,387
Fidelity Global Commodity Stock Fund	65,261	-	-	-	64,753
Fidelity Gold Portfolio	105,612	-	-	-	111,724
Fidelity Growth & Income Portfolio	22,508,160	11,034	22,071,100	11,034	397,913
Fidelity Growth Company Fund	4,484,663	26,299	4,500,000	-	179,489
Fidelity Growth Discovery Fund	7,535,082	11,299,293	4,044,998	5,585	15,673,831
Fidelity Health Care Portfolio	80,076,772	74,380,565	22,554,725	-	148,200,326
Fidelity High Income Fund	34,753,759	11,870,863	25,326,867	1,461,825	20,706,601
Fidelity Independence Fund	2,166,780	29,600,000	7,500,000	-	24,518,293
Fidelity Industrial Equipment Portfolio	36,454,898	3,068,672	13,100,000	81,152	22,719,462
Fidelity Industrials Portfolio	79,138,311	21,258,316	19,049,484	121,267	75,938,707
Fidelity Institutional Prime Money Market Portfolio Class I	193,114,698	171,733,358	43,313,137	17,373	321,534,919
Fidelity Insurance Portfolio	34,275,979	1,843,590	2,901,927	91,133	32,253,982
Fidelity International Capital Appreciation Fund	13,558,285	8,436,682	172,950	-	22,003,723
Fidelity International Discovery Fund	155,124,844	12,655,226	69,402,846	-	93,340,772
Fidelity International Growth Fund	5,481,822	-	-	-	5,340,387
Fidelity International Real Estate Fund	149,401	2,967	-	1,909	153,732
Fidelity International Small Cap Fund	28,772,812	-	21,285,233	-	7,035,680
Fidelity International Small Cap Opportunities Fund	16,795,337	14,321,315	3,956,980	-	26,878,550
Fidelity International Value Fund	10,637,089	-	185,013	-	10,091,047
Fidelity IT Services Portfolio	17,782,991	824,433	17,466,443	-	295,314
Fidelity Japan Fund	2,179,850	-	-	-	2,105,619
Fidelity Japan Smaller Companies Fund	31,243,206	-	18,176,000	-	12,184,419
Fidelity Large Cap Stock Fund	53,850,480	34,617,105	331,186	261,288	90,531,160
Fidelity Latin America Fund	20,172	-	-	-	19,888
Fidelity Leisure Portfolio	3,477,945	107,279	1,000,000	9,767	2,517,969
Fidelity Leveraged Company Stock Fund	33,485	126	-	126	35,130
Fidelity Low-Priced Stock Fund	3,231,719	2,556	3,200,000	343	54,376
Fidelity Magellan Fund	11,241	701	-	21	12,189
Fidelity Materials Portfolio	5,958,829	7,574,792	4,400,000	10,576	9,256,044
Fidelity Medical Delivery Portfolio	7,453,627	295,080	-	-	8,378,341
Fidelity Medical Equipment and Systems Portfolio	547,281	29,983	-	-	605,898
Fidelity Mega Cap Stock Fund	54,268,895	36,346,501	36,409,704	392,393	55,987,741
Fidelity Mid Cap Value Fund	473,960	10,171	-	-	511,447
Fidelity Mid-Cap Stock Fund	927,714	18,100	700,000	-	259,469
Fidelity Multimedia Portfolio	30,727,011	439,727	4,400,000	1,941	26,706,300
Fidelity Nasdaq Composite Index Fund	581,474	274	-	-	630,412
Fidelity Natural Gas Portfolio	224,625	9,700,434	-	202	9,524,090
Fidelity Natural Resources Portfolio	131,404	798	-	15	138,249
Fidelity New Markets Income Fund	7,301,936	18,909,189	49,155	523,739	26,156,639
Fidelity New Millennium Fund	24,710,327	51,993,781	24,843,805	-	54,222,697
Fidelity Nordic Fund	7,476,087	9,320,305	-	-	16,458,892
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity OTC Portfolio	$ 24,811,439	$ 18,311,095	$ 16,734,850	$ -	$ 26,045,460
Fidelity Overseas Fund	2,115,407	55,743,767	-	-	55,687,586
Fidelity Pacific Basin Fund	9,414,498	-	-	-	9,591,488
Fidelity Pharmaceuticals Portfolio	25,515,323	4,944,603	198,659	113,974	34,145,773
Fidelity Real Estate Income Fund	107,384	15,806,486	-	330,040	15,460,927
Fidelity Real Estate Investment Portfolio	159,956	6,812,790	-	49,639	6,827,259
Fidelity Retailing Portfolio	11,338,726	449,193	81,602	3,087	11,205,511
Fidelity Select Money Market Portfolio	10,214,841	1,590	-	773	10,216,431
Fidelity Series Commodity Strategy Fund	8,628	-	-	-	8,094
Fidelity Small Cap Discovery Fund	27,965,478	156,324	26,479,006	2,328	945,313
Fidelity Small Cap Growth Fund	96,130	5,926	-	-	91,066
Fidelity Small Cap Stock Fund	185,291	17,750	-	548	184,995
Fidelity Small Cap Value Fund	195,636	19,564	-	479	187,186
Fidelity Software and Computer Services Portfolio	78,372,926	8,925,015	49,410,446	-	37,232,646
Fidelity Stock Selector Large Cap Value Fund	504,762	52,992,148	-	-	53,049,027
Fidelity Technology Portfolio	42,452,935	86,606,300	308,667	-	128,148,263
Fidelity Telecom and Utilities Fund	216,526	5,085	-	5,085	241,648
Fidelity Telecommunications Portfolio	13,450,208	9,060,395	3,912,050	199,977	18,500,026
Fidelity Transportation Portfolio	16,686,513	3,465,870	-	28,410	22,708,716
Fidelity Utilities Portfolio	6,386,832	30,910,979	3,966,717	12,504	33,511,450
Fidelity Value Discovery Fund	-	34,605,567	-	154,727	34,138,021
Fidelity Value Fund	18,208,133	21,856,033	-	-	41,156,671
Fidelity Value Strategies Fund	11,986	-	-	-	12,539
Spartan 500 Index Fund Investor Class	193,825	1,798	-	1,798	209,852
Spartan Extended Market Index Fund Investor Class	8,509,059	43,841	8,440,000	5,821	369,941
Spartan International Index Fund Investor Class	87,515,519	24,900,331	233,377	573,055	109,232,264
Spartan Total Market Index Fund Investor Class	8,789,820	11,527	5,925,000	11,527	3,115,571
Spartan U.S. Bond Index Fund Investor Class	1,153,386,318	523,736,276	1,640,315	25,599,404	1,701,980,871
VIP Mid Cap Portfolio Investor Class	358,602	5,569	-	-	365,037
Total	$ 3,409,094,847	$ 1,943,006,921	$ 744,077,828	$ 32,944,456	$ 4,645,394,310
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $4,323,271,704. Net unrealized appreciation aggregated $322,122,606, of which $353,557,375 related to appreciated investment securities and $31,434,769 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 20% Portfolio

September 30, 2014

1.837319.108

VF20-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 23.8%
	Shares	Value
Domestic Equity Funds - 16.8%
Fidelity Air Transportation Portfolio (c)	9,563	$ 617,769
Fidelity Automotive Portfolio (c)	18,935	939,922
Fidelity Banking Portfolio (c)	166,958	4,297,497
Fidelity Biotechnology Portfolio (c)	123	26,649
Fidelity Blue Chip Growth Fund (c)	17,944	1,175,519
Fidelity Blue Chip Value Fund (c)	61,131	929,808
Fidelity Brokerage and Investment Management Portfolio (c)	52,982	3,932,871
Fidelity Capital Appreciation Fund (c)	1,360	52,711
Fidelity Chemicals Portfolio (c)	24,039	3,728,885
Fidelity Communications Equipment Portfolio (c)	36,617	1,166,998
Fidelity Computers Portfolio (c)	27,024	2,153,240
Fidelity Construction and Housing Portfolio (c)	1,050	57,303
Fidelity Consumer Discretionary Portfolio (c)	222,780	7,026,468
Fidelity Consumer Finance Portfolio (c)	44,364	679,656
Fidelity Consumer Staples Portfolio (c)	92,130	8,683,248
Fidelity Contrafund (c)	263	26,568
Fidelity Defense and Aerospace Portfolio (c)	2,061	234,945
Fidelity Disciplined Equity Fund (c)	1,325	45,645
Fidelity Dividend Growth Fund (c)	626	20,718
Fidelity Electronics Portfolio (c)	33,372	2,635,090
Fidelity Energy Portfolio (c)	122,320	6,803,441
Fidelity Energy Service Portfolio (c)	26,496	2,258,013
Fidelity Environmental and Alternative Energy Portfolio (c)	11,100	248,976
Fidelity Equity Dividend Income Fund (c)	735	18,983
Fidelity Equity-Income Fund (c)	17,476	1,079,508
Fidelity Financial Services Portfolio (c)	92,150	7,859,487
Fidelity Fund (c)	762	32,367
Fidelity Global Commodity Stock Fund (c)	3,802	53,300
Fidelity Gold Portfolio (a)(c)	6,965	132,413
Fidelity Growth & Income Portfolio (c)	113	3,327
Fidelity Growth Company Fund (c)	1,260	160,936
Fidelity Growth Discovery Fund (c)	7,808	182,012
Fidelity Health Care Portfolio (c)	70,617	15,459,391
Fidelity Independence Fund (c)	13,628	541,716
Fidelity Industrial Equipment Portfolio (c)	28,321	1,143,619
Fidelity Industrials Portfolio (c)	244,806	7,679,567
Fidelity Insurance Portfolio (c)	64,524	4,277,933
Fidelity IT Services Portfolio (c)	6,743	239,168
Fidelity Large Cap Stock Fund (c)	89,546	2,521,618
Fidelity Leisure Portfolio (c)	4,678	611,212
Fidelity Leveraged Company Stock Fund (c)	198	8,938
Fidelity Low-Priced Stock Fund (c)	1,485	72,444
Fidelity Magellan Fund (c)	438	41,118
Fidelity Materials Portfolio (c)	6,696	568,650
Fidelity Medical Delivery Portfolio (c)	178	14,051

	Shares	Value
Fidelity Medical Equipment and Systems Portfolio (c)	471	$ 17,620
Fidelity Mega Cap Stock Fund (c)	151,251	2,447,241
Fidelity Mid-Cap Stock Fund (c)	2,367	89,699
Fidelity Multimedia Portfolio (c)	35,558	2,881,974
Fidelity Natural Gas Portfolio (c)	150	6,210
Fidelity Natural Resources Portfolio (c)	902	34,799
Fidelity New Millennium Fund (c)	22,173	909,334
Fidelity OTC Portfolio (c)	21,776	1,711,388
Fidelity Pharmaceuticals Portfolio (c)	11,197	243,209
Fidelity Real Estate Investment Portfolio (c)	38,371	1,390,557
Fidelity Retailing Portfolio (c)	9,115	760,005
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	8,094
Fidelity Small Cap Discovery Fund (c)	6,462	186,828
Fidelity Small Cap Growth Fund (c)	10,969	187,796
Fidelity Small Cap Stock Fund (c)	630	11,942
Fidelity Small Cap Value Fund (c)	9,350	161,567
Fidelity Software and Computer Services Portfolio (c)	11,145	1,307,132
Fidelity Stock Selector Large Cap Value Fund (c)	70,471	1,164,884
Fidelity Technology Portfolio (c)	103,595	12,634,482
Fidelity Telecom and Utilities Fund (c)	5,686	136,627
Fidelity Telecommunications Portfolio (c)	24,256	1,466,520
Fidelity Transportation Portfolio (c)	19,339	1,632,386
Fidelity Utilities Portfolio (c)	40,542	3,017,928
Fidelity Value Discovery Fund (c)	17,260	401,992
Fidelity Value Fund (c)	9,799	1,074,045
Spartan Extended Market Index Fund Investor Class (c)	298	15,830
Spartan Total Market Index Fund Investor Class (c)	3,513	202,558
VIP Energy Portfolio Investor Class (c)	7,461	184,723
VIP Mid Cap Portfolio Investor Class (c)	101	3,660
TOTAL DOMESTIC EQUITY FUNDS		124,734,728
International Equity Funds - 7.0%
Fidelity Canada Fund (c)	436	27,007
Fidelity China Region Fund (c)	15,197	508,181
Fidelity Diversified International Fund (c)	141,798	5,123,174
Fidelity Emerging Asia Fund (c)	96,797	3,130,419
Fidelity Emerging Markets Fund (c)	304,659	7,540,304
Fidelity Europe Fund (c)	92,958	3,446,885
Fidelity International Capital Appreciation Fund (c)	237,575	4,005,521
Fidelity International Discovery Fund (c)	62,304	2,414,283
Fidelity International Real Estate Fund (c)	1,118	11,484
Fidelity International Small Cap Fund (c)	20,756	534,469
Fidelity International Small Cap Opportunities Fund (c)	75,002	1,045,523
Fidelity International Value Fund (c)	130,552	1,141,026
Fidelity Japan Fund (c)	3,353	38,995
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity Japan Smaller Companies Fund (c)	56,014	$ 736,018
Fidelity Nordic Fund (c)	39,803	1,762,080
Fidelity Overseas Fund (c)	277,737	10,853,981
Fidelity Pacific Basin Fund (c)	47,541	1,339,702
Spartan International Index Fund Investor Class (c)	223,005	8,877,838
TOTAL INTERNATIONAL EQUITY FUNDS		52,536,890
TOTAL EQUITY FUNDS (Cost $144,628,255)		177,271,618
Fixed-Income Funds - 50.1%

Fixed-Income Funds - 50.1%
Fidelity Floating Rate High Income Fund (c)	623,000	6,124,090
Fidelity Focused High Income Fund (c)	64,331	566,758
Fidelity High Income Fund (c)	334,717	3,072,699
Fidelity New Markets Income Fund (c)	247,538	4,017,542
Fidelity Real Estate Income Fund (c)	210,588	2,421,758
Spartan U.S. Bond Index Fund Investor Class (c)	30,698,674	356,411,600
TOTAL FIXED-INCOME FUNDS (Cost $363,222,789)		372,614,447
Money Market Funds - 26.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I 0.04% (b)(c)	13,207,417	$ 13,207,417
Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c)	147,955,612	147,955,612
Fidelity Select Money Market Portfolio 0.01% (b)(c)	32,975,940	32,975,940
TOTAL MONEY MARKET FUNDS (Cost $194,138,969)		194,138,969
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $701,990,013)		744,025,034
NET OTHER ASSETS (LIABILITIES) - 0.0%		(124,690)
NET ASSETS - 100%		$ 743,900,344
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 563,881	$ 3,205	$ -	$ 257	$ 617,769
Fidelity Automotive Portfolio	1,357,761	120,205	400,000	1,036	939,922
Fidelity Banking Portfolio	2,565,839	2,419,150	541,600	10,919	4,297,497
Fidelity Biotechnology Portfolio	188,247	-	200,000	-	26,649
Fidelity Blue Chip Growth Fund	771,438	379,110	-	999	1,175,519
Fidelity Blue Chip Value Fund	-	899,950	-	7,700	929,808
Fidelity Brokerage and Investment Management Portfolio	7,463,745	85,191	3,448,604	8,211	3,932,871
Fidelity Canada Fund	146,592	-	120,000	-	27,007
Fidelity Capital Appreciation Fund	2,099,582	-	2,040,000	-	52,711
Fidelity Chemicals Portfolio	1,045,303	3,784,508	1,294,236	6,970	3,728,885
Fidelity China Region Fund	513,044	-	-	-	508,181
Fidelity Communications Equipment Portfolio	2,289,418	2,483	1,280,000	310	1,166,998
Fidelity Computers Portfolio	1,544,074	480,963	-	2,854	2,153,240
Fidelity Construction and Housing Portfolio	54,655	2,477	-	46	57,303
Fidelity Consumer Discretionary Portfolio	6,455,657	2,338,718	1,515,497	1,396	7,026,468
Fidelity Consumer Finance Portfolio	2,280,416	79,214	1,590,000	2,558	679,656
Fidelity Consumer Staples Portfolio	6,212,247	2,445,847	266,012	16,843	8,683,248
Fidelity Contrafund	479,558	34,460	500,000	-	26,568
Fidelity Defense and Aerospace Portfolio	212,338	39,029	-	413	234,945
Fidelity Disciplined Equity Fund	383,340	29,324	400,000	-	45,645
Fidelity Diversified International Fund	9,595,158	710,236	5,000,000	-	5,123,174
Fidelity Dividend Growth Fund	19,256	2,729	-	175	20,718
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Electronics Portfolio	$ 350,161	$ 2,015,223	$ -	$ 1,023	$ 2,635,090
Fidelity Emerging Asia Fund	2,320,860	1,059,979	323,247	-	3,130,419
Fidelity Emerging Markets Fund	2,270,820	5,533,508	259,646	-	7,540,304
Fidelity Energy Portfolio	5,796,947	4,473,027	3,658,979	14,642	6,803,441
Fidelity Energy Service Portfolio	1,839,664	1,319,241	822,304	541	2,258,013
Fidelity Environmental and Alternative Energy Portfolio	253,092	321	-	33	248,976
Fidelity Equity Dividend Income Fund	17,854	267	-	267	18,983
Fidelity Equity-Income Fund	1,298,201	958,197	1,200,000	7,964	1,079,508
Fidelity Europe Capital Appreciation Fund	914,247	8,347	-	8,347	-
Fidelity Europe Fund	3,026,041	830,352	1,161,680	-	3,446,885
Fidelity Financial Services Portfolio	5,654,338	2,194,373	263,840	8,626	7,859,487
Fidelity Floating Rate High Income Fund	11,044,861	455,911	5,288,238	251,761	6,124,090
Fidelity Focused High Income Fund	553,576	25,534	-	18,830	566,758
Fidelity Fund	30,236	2,192	-	112	32,367
Fidelity Global Commodity Stock Fund	53,718	-	-	-	53,300
Fidelity Gold Portfolio	125,169	-	-	-	132,413
Fidelity Growth & Income Portfolio	3,113	28	-	28	3,327
Fidelity Growth Company Fund	150,203	881	-	-	160,936
Fidelity Growth Discovery Fund	118,269	48,984	-	86	182,012
Fidelity Health Care Portfolio	16,170,782	2,692,599	5,893,764	-	15,459,391
Fidelity High Income Fund	11,137,255	1,049,142	9,054,694	382,443	3,072,699
Fidelity Independence Fund	860,940	2,300,000	2,677,184	-	541,716
Fidelity Industrial Equipment Portfolio	3,174,351	182,027	2,000,000	4,814	1,143,619
Fidelity Industrials Portfolio	10,676,857	659,940	3,056,602	13,908	7,679,567
Fidelity Institutional Money Market Portfolio Class I	13,203,190	4,227	-	4,227	13,207,417
Fidelity Institutional Prime Money Market Portfolio Class I	124,480,048	36,943,290	13,467,726	9,805	147,955,612
Fidelity Insurance Portfolio	5,016,864	248,948	832,510	12,302	4,277,933
Fidelity International Capital Appreciation Fund	1,330,972	2,649,911	-	-	4,005,521
Fidelity International Discovery Fund	17,361,242	32,058	14,522,083	-	2,414,283
Fidelity International Real Estate Fund	11,160	222	-	143	11,484
Fidelity International Small Cap Fund	556,055	-	-	-	534,469
Fidelity International Small Cap Opportunities Fund	2,355,520	135,345	1,527,101	-	1,045,523
Fidelity International Value Fund	1,181,497	-	-	-	1,141,026
Fidelity IT Services Portfolio	3,042,691	10,639	2,700,110	-	239,168
Fidelity Japan Fund	40,369	-	-	-	38,995
Fidelity Japan Smaller Companies Fund	1,051,705	-	285,618	-	736,018
Fidelity Large Cap Stock Fund	1,944,931	688,927	190,991	8,249	2,521,618
Fidelity Leisure Portfolio	603,162	18,605	-	1,694	611,212
Fidelity Leveraged Company Stock Fund	8,519	32	-	32	8,938
Fidelity Low-Priced Stock Fund	70,108	3,405	-	456	72,444
Fidelity Magellan Fund	37,919	2,366	-	73	41,118
Fidelity Materials Portfolio	281,082	494,198	200,000	790	568,650
Fidelity Medical Delivery Portfolio	12,500	495	-	-	14,051
Fidelity Medical Equipment and Systems Portfolio	15,916	872	-	-	17,620
Fidelity Mega Cap Stock Fund	1,309,441	2,267,114	1,135,699	16,313	2,447,241
Fidelity Mid-Cap Stock Fund	87,173	6,257	-	-	89,699
Fidelity Multimedia Portfolio	2,827,249	47,453	-	210	2,881,974
Fidelity Natural Gas Portfolio	5,666	11	-	5	6,210
Fidelity Natural Resources Portfolio	33,076	201	-	4	34,799
Fidelity New Markets Income Fund	1,130,813	2,890,876	19,041	87,218	4,017,542
Fidelity New Millennium Fund	1,678,855	553,907	1,401,840	-	909,334
Fidelity Nordic Fund	1,657,534	129,525	-	-	1,762,080
Fidelity OTC Portfolio	3,598,123	3,064,824	4,848,980	-	1,711,388
Fidelity Overseas Fund	18,319	11,431,444	246,298	-	10,853,981
Fidelity Pacific Basin Fund	1,314,981	-	-	-	1,339,702
Fidelity Pharmaceuticals Portfolio	133,265	84,779	-	597	243,209
Fidelity Real Estate Income Fund	565,052	1,891,190	-	53,548	2,421,758
Fidelity Real Estate Investment Portfolio	451,969	900,866	-	11,071	1,390,557
Fidelity Retailing Portfolio	763,312	30,466	-	209	760,005
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Money Market Portfolio	$ 32,970,809	$ 5,131	$ -	$ 2,493	$ 32,975,940
Fidelity Series Commodity Strategy Fund	8,628	-	-	-	8,094
Fidelity Small Cap Discovery Fund	1,745,982	19,020	1,536,885	283	186,828
Fidelity Small Cap Growth Fund	198,238	12,221	-	-	187,796
Fidelity Small Cap Stock Fund	11,961	1,146	-	35	11,942
Fidelity Small Cap Value Fund	1,844,650	16,886	1,600,000	413	161,567
Fidelity Software and Computer Services Portfolio	12,089,760	372,378	10,991,546	-	1,307,132
Fidelity Stock Selector Large Cap Value Fund	157,841	1,011,059	-	-	1,164,884
Fidelity Technology Portfolio	-	13,187,286	698,858	-	12,634,482
Fidelity Telecom and Utilities Fund	122,424	2,875	-	2,875	136,627
Fidelity Telecommunications Portfolio	1,251,781	286,309	69,055	24,774	1,466,520
Fidelity Transportation Portfolio	1,127,230	331,735	-	1,910	1,632,386
Fidelity Utilities Portfolio	229,274	2,795,834	-	1,157	3,017,928
Fidelity Value Discovery Fund	-	405,001	-	2,483	401,992
Fidelity Value Fund	158,870	911,208	-	-	1,074,045
Spartan Extended Market Index Fund Investor Class	15,662	245	-	33	15,830
Spartan International Index Fund Investor Class	8,726,882	653,780	293,498	55,584	8,877,838
Spartan Total Market Index Fund Investor Class	189,613	501	-	501	202,558
Spartan U.S. Bond Index Fund Investor Class	320,240,419	41,459,065	12,344,056	6,084,521	356,411,600
VIP Energy Portfolio Investor Class	2,572,440	14,531	2,640,000	-	184,723
VIP Mid Cap Portfolio Investor Class	3,595	56	-	-	3,660
Total	$ 695,929,441	$ 165,685,592	$ 125,808,022	$ 7,158,120	$ 744,025,034
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $702,566,919. Net unrealized appreciation aggregated $41,458,115, of which $45,137,816 related to appreciated investment securities and $3,679,701 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2015 Portfolio

September 30, 2014

1.822893.109

VIPIFF2015-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	196,458	$ 7,243,409
VIP Equity-Income Portfolio Investor Class (b)	306,056	7,547,350
VIP Growth & Income Portfolio Investor Class (b)	423,417	8,637,713
VIP Growth Portfolio Investor Class (b)	117,576	7,352,031
VIP Mid Cap Portfolio Investor Class (b)	56,818	2,063,069
VIP Value Portfolio Investor Class (b)	345,154	5,501,751
VIP Value Strategies Portfolio Investor Class (b)	178,855	2,684,615
TOTAL DOMESTIC EQUITY FUNDS (Cost $32,130,285)		41,029,938
International Equity Funds - 17.4%

VIP Emerging Markets Portfolio Investor Class R (b)	533,362	4,906,929
VIP Overseas Portfolio Investor Class R (b)	657,630	12,744,873
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,324,512)		17,651,802
Bond Funds - 36.2%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	669,551	$ 3,970,436
VIP Investment Grade Bond Portfolio Investor Class (b)	2,541,562	32,608,243
TOTAL BOND FUNDS (Cost $36,154,866)		36,578,679
Short-Term Funds - 5.9%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $5,938,097)	5,938,097	5,938,097
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $91,547,760)		101,198,516
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6)
NET ASSETS - 100%		$ 101,198,510
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 6,800,272	$ 671,559	$ 755,315	$ -	$ 7,243,409
VIP Emerging Markets Portfolio Investor Class R	3,387,514	1,779,823	271,131	-	4,906,929
VIP Equity-Income Portfolio Investor Class	6,869,108	803,519	561,178	-	7,547,350
VIP Growth & Income Portfolio Investor Class	8,019,368	838,885	777,270	-	8,637,713
VIP Growth Portfolio Investor Class	7,109,253	946,628	1,400,479	-	7,352,031
VIP High Income Portfolio Investor Class	6,244,518	589,720	3,050,140	-	3,970,436
VIP Investment Grade Bond Portfolio Investor Class	25,881,469	8,355,256	2,687,300	-	32,608,243
VIP Mid Cap Portfolio Investor Class	2,054,489	230,550	228,854	-	2,063,069
VIP Money Market Portfolio Investor Class	9,862,291	1,212,727	5,136,921	693	5,938,097
VIP Overseas Portfolio Investor Class R	13,270,508	1,512,568	1,260,212	-	12,744,873
VIP Value Portfolio Investor Class	5,157,500	561,522	485,057	-	5,501,751
VIP Value Strategies Portfolio Investor Class	2,564,781	207,311	213,086	-	2,684,615
Total	$ 97,221,071	$ 17,710,068	$ 16,826,943	$ 693	$ 101,198,516
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $91,961,796. Net unrealized appreciation aggregated $9,236,720, of which $10,644,715 related to appreciated investment securities and $1,407,995 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 60% Portfolio

September 30, 2014

1.856868.107

VIPFM-60-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.5%
	Shares	Value
Domestic Equity Funds - 45.1%
Fidelity Air Transportation Portfolio (c)	256,112	$ 16,544,804
Fidelity Automotive Portfolio (c)	296,044	14,695,613
Fidelity Banking Portfolio (c)	5,505,163	141,702,897
Fidelity Biotechnology Portfolio (c)	1,994	430,772
Fidelity Blue Chip Growth Fund (c)	243,449	15,948,342
Fidelity Blue Chip Value Fund (c)	444,020	6,753,539
Fidelity Brokerage and Investment Management Portfolio (c)	794,244	58,956,715
Fidelity Capital Appreciation Fund (c)	13,239	513,279
Fidelity Chemicals Portfolio (c)	684,878	106,238,262
Fidelity Communications Equipment Portfolio (c)	511,709	16,308,171
Fidelity Computers Portfolio (c)	1,269,663	101,166,741
Fidelity Construction and Housing Portfolio (c)	734,966	40,099,765
Fidelity Consumer Discretionary Portfolio (c)	5,239,789	165,262,932
Fidelity Consumer Finance Portfolio (c)	669,482	10,256,464
Fidelity Consumer Staples Portfolio (c)	2,185,639	205,996,475
Fidelity Contrafund (c)	1,624	164,137
Fidelity Defense and Aerospace Portfolio (c)	17,440	1,987,682
Fidelity Disciplined Equity Fund (c)	32,851	1,132,055
Fidelity Dividend Growth Fund (c)	2,363	78,279
Fidelity Electronics Portfolio (c)	763,466	60,283,236
Fidelity Energy Portfolio (c)	2,666,892	148,332,525
Fidelity Energy Service Portfolio (c)	753,901	64,247,482
Fidelity Environmental and Alternative Energy Portfolio (c)	4,669	104,719
Fidelity Equity Dividend Income Fund (c)	5,261	135,786
Fidelity Equity-Income Fund (c)	81,249	5,018,730
Fidelity Financial Services Portfolio (c)	2,856,487	243,629,761
Fidelity Fund (c)	2,179	92,550
Fidelity Global Commodity Stock Fund (c)	13,776	193,143
Fidelity Gold Portfolio (a)(c)	28,629	544,237
Fidelity Growth & Income Portfolio (c)	34,079	1,006,009
Fidelity Growth Company Fund (c)	31,741	4,053,347
Fidelity Growth Discovery Fund (c)	794,467	18,519,035
Fidelity Health Care Portfolio (c)	1,449,105	317,238,082
Fidelity Independence Fund (c)	387,790	15,414,634
Fidelity Industrial Equipment Portfolio (c)	1,938,821	78,289,591
Fidelity Industrials Portfolio (c)	4,492,758	140,937,822
Fidelity Insurance Portfolio (c)	908,416	60,228,012
Fidelity IT Services Portfolio (c)	4,868	172,671
Fidelity Large Cap Stock Fund (c)	2,819,432	79,395,202
Fidelity Leisure Portfolio (c)	96,581	12,619,251
Fidelity Leveraged Company Stock Fund (c)	4,393	198,600
Fidelity Low-Priced Stock Fund (c)	11,324	552,372
Fidelity Magellan Fund (c)	648	60,902
Fidelity Materials Portfolio (c)	87,816	7,458,249
Fidelity Medical Delivery Portfolio (c)	1,095	86,246

	Shares	Value
Fidelity Medical Equipment and Systems Portfolio (c)	6,306	$ 236,096
Fidelity Mega Cap Stock Fund (c)	1,203,290	19,469,227
Fidelity Mid Cap Value Fund (c)	6,341	151,368
Fidelity Mid-Cap Stock Fund (c)	35,297	1,337,411
Fidelity Multimedia Portfolio (c)	603,856	48,942,566
Fidelity Natural Gas Portfolio (c)	366,921	15,172,201
Fidelity Natural Resources Portfolio (c)	173,658	6,703,180
Fidelity New Millennium Fund (c)	373,042	15,298,448
Fidelity OTC Portfolio (c)	330,227	25,952,549
Fidelity Pharmaceuticals Portfolio (c)	3,562,840	77,384,890
Fidelity Real Estate Investment Portfolio (c)	351,318	12,731,762
Fidelity Retailing Portfolio (c)	405,352	33,798,248
Fidelity Series Commodity Strategy Fund (a)(c)	1,149	8,540
Fidelity Small Cap Discovery Fund (c)	37,607	1,087,221
Fidelity Small Cap Growth Fund (c)	12,446	213,070
Fidelity Small Cap Value Fund (c)	15,314	264,633
Fidelity Software and Computer Services Portfolio (c)	447,637	52,498,877
Fidelity Stock Selector All Cap Fund (c)	4,761	181,502
Fidelity Stock Selector Large Cap Value Fund (c)	1,018,745	16,839,850
Fidelity Technology Portfolio (c)	2,337,865	285,125,997
Fidelity Telecom and Utilities Fund (c)	116,127	2,790,524
Fidelity Telecommunications Portfolio (c)	459,037	27,753,376
Fidelity Transportation Portfolio (c)	411,304	34,718,145
Fidelity Utilities Portfolio (c)	795,933	59,249,262
Fidelity Value Discovery Fund (c)	437,119	10,180,495
Fidelity Value Fund (c)	75,690	8,296,422
Fidelity Value Strategies Fund (c)	19,678	843,003
Spartan 500 Index Fund Investor Class (c)	2,358	165,675
Spartan Total Market Index Fund Investor Class (c)	8,144	469,594
VIP Industrials Portfolio Investor Class (c)	83,846	1,797,666
VIP Mid Cap Portfolio Investor Class (c)	6,346	230,424
TOTAL DOMESTIC EQUITY FUNDS		2,922,941,340
International Equity Funds - 19.4%
Fidelity Canada Fund (c)	2,342	144,944
Fidelity China Region Fund (c)	395,635	13,230,023
Fidelity Diversified International Fund (c)	9,322,501	336,821,964
Fidelity Emerging Asia Fund (c)	1,649,413	53,342,015
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (c)	73,398	668,658
Fidelity Emerging Markets Discovery Fund (c)	7,343	91,939
Fidelity Emerging Markets Fund (c)	1,508,179	37,327,419
Fidelity Europe Fund (c)	1,219,783	45,229,561
Fidelity International Capital Appreciation Fund (c)	4,690,834	79,087,456
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity International Discovery Fund (c)	3,098,392	$ 120,062,690
Fidelity International Growth Fund (c)	1,781,825	19,510,984
Fidelity International Real Estate Fund (c)	19,137	196,538
Fidelity International Small Cap Fund (c)	522,919	13,465,171
Fidelity International Small Cap Opportunities Fund (c)	2,496,006	34,794,321
Fidelity International Value Fund (c)	2,606,581	22,781,517
Fidelity Japan Fund (c)	32,165	374,083
Fidelity Japan Smaller Companies Fund (c)	1,602,724	21,059,796
Fidelity Nordic Fund (c)	953,248	42,200,284
Fidelity Overseas Fund (c)	4,779,220	186,771,906
Fidelity Pacific Basin Fund (c)	1,516,635	42,738,764
Spartan International Index Fund Investor Class (c)	4,664,098	185,677,723
TOTAL INTERNATIONAL EQUITY FUNDS		1,255,577,756
Latin America Stock Funds - 0.0%
Fidelity Latin America Fund (c)	3,591	110,637
TOTAL EQUITY FUNDS (Cost $3,199,743,871)		4,178,629,733
Fixed-Income Funds - 34.1%

Fixed-Income Funds - 34.1%
Fidelity Floating Rate High Income Fund (c)	5,428,078	53,358,003
Fidelity Focused High Income Fund (c)	899,736	7,926,676

	Shares	Value
Fidelity High Income Fund (c)	3,102,157	$ 28,477,800
Fidelity New Markets Income Fund (c)	2,239,673	36,349,895
Fidelity Real Estate Income Fund (c)	1,831,625	21,063,687
Spartan U.S. Bond Index Fund Investor Class (c)	177,637,461	2,062,370,914
TOTAL FIXED-INCOME FUNDS (Cost $2,174,315,823)		2,209,546,975
Money Market Funds - 1.4%

Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c) (Cost $90,961,600)	90,961,600	90,961,600
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,465,021,294)		6,479,138,308
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,144,617)
NET ASSETS - 100%		$ 6,477,993,691
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 10,764,473	$ 4,918,251	$ -	$ 4,901	$ 16,544,804
Fidelity Automotive Portfolio	18,179,192	6,621,214	8,339,165	9,015	14,695,613
Fidelity Banking Portfolio	147,319,936	18,387,364	20,968,709	404,279	141,702,897
Fidelity Biotechnology Portfolio	28,405,668	-	29,800,508	-	430,772
Fidelity Blue Chip Growth Fund	4,708,772	11,103,419	-	9,119	15,948,342
Fidelity Blue Chip Value Fund	-	6,568,781	-	55,931	6,753,539
Fidelity Brokerage and Investment Management Portfolio	73,888,782	2,241,630	16,410,000	104,283	58,956,715
Fidelity Canada Fund	136,581	-	-	-	144,944
Fidelity Capital Appreciation Fund	11,917,558	-	11,500,000	-	513,279
Fidelity Chemicals Portfolio	40,783,175	60,640,538	-	142,269	106,238,262
Fidelity China Region Fund	15,550,971	-	2,000,000	-	13,230,023
Fidelity Communications Equipment Portfolio	16,318,255	615,750	1,800,000	1,969	16,308,171
Fidelity Computers Portfolio	98,615,097	12,259,765	16,221,888	152,639	101,166,741
Fidelity Construction and Housing Portfolio	44,329,023	1,962,671	6,131,549	36,537	40,099,765
Fidelity Consumer Discretionary Portfolio	172,689,100	8,692,932	8,405,094	45,534	165,262,932
Fidelity Consumer Finance Portfolio	53,450,391	2,168,451	43,351,867	69,986	10,256,464
Fidelity Consumer Staples Portfolio	196,574,068	29,932,046	28,000,000	476,599	205,996,475
Fidelity Contrafund	1,572,407	92,708	1,487,019	-	164,137
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Defense and Aerospace Portfolio	$ 2,044,728	$ 82,100	$ -	$ 3,493	$ 1,987,682
Fidelity Disciplined Equity Fund	2,473,524	69,421	1,500,000	-	1,132,055
Fidelity Diversified International Fund	224,553,670	210,374,981	87,632,182	-	336,821,964
Fidelity Dividend Growth Fund	72,753	10,310	-	662	78,279
Fidelity Electronics Portfolio	24,715,566	27,655,556	-	29,954	60,283,236
Fidelity Emerging Asia Fund	57,559,606	4,412,398	10,579,582	-	53,342,015
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	1,382,302	-	660,000	-	668,658
Fidelity Emerging Markets Discovery Fund	359,944	-	250,000	-	91,939
Fidelity Emerging Markets Fund	23,963,217	29,769,406	14,274,718	-	37,327,419
Fidelity Energy Portfolio	140,836,028	100,049,393	93,927,293	286,456	148,332,525
Fidelity Energy Service Portfolio	69,577,784	41,012,640	47,453,606	21,614	64,247,482
Fidelity Environmental and Alternative Energy Portfolio	106,450	135	-	14	104,719
Fidelity Equity Dividend Income Fund	127,712	1,909	-	1,909	135,786
Fidelity Equity-Income Fund	5,075,546	5,839,037	6,065,669	43,325	5,018,730
Fidelity Europe Capital Appreciation Fund	6,923,174	5,411,555	-	111,555	-
Fidelity Europe Fund	12,017,140	33,503,892	10,049,776	-	45,229,561
Fidelity Financial Services Portfolio	161,662,533	82,649,674	9,957,524	275,344	243,629,761
Fidelity Floating Rate High Income Fund	104,825,906	2,900,031	53,576,399	2,383,719	53,358,003
Fidelity Focused High Income Fund	27,123,038	1,103,185	20,000,000	774,674	7,926,676
Fidelity Fund	86,455	6,268	-	320	92,550
Fidelity Global Commodity Stock Fund	194,659	-	-	-	193,143
Fidelity Gold Portfolio	514,463	-	-	-	544,237
Fidelity Growth & Income Portfolio	941,193	8,566	-	8,566	1,006,009
Fidelity Growth Company Fund	27,369,829	160,502	25,000,000	-	4,053,347
Fidelity Growth Discovery Fund	14,681,938	6,166,035	3,878,647	8,604	18,519,035
Fidelity Health Care Portfolio	291,730,709	68,324,559	87,195,899	-	317,238,082
Fidelity High Income Fund	49,170,122	3,119,935	23,186,887	1,821,343	28,477,800
Fidelity Independence Fund	14,495,781	2,000,000	2,500,000	-	15,414,634
Fidelity Industrial Equipment Portfolio	125,402,020	11,525,162	46,170,000	277,020	78,289,591
Fidelity Industrials Portfolio	214,260,968	18,836,672	80,543,636	285,817	140,937,822
Fidelity Institutional Prime Money Market Portfolio Class I	94,885,114	144,261,450	148,184,964	4,574	90,961,600
Fidelity Insurance Portfolio	122,254,346	4,008,490	61,868,813	198,145	60,228,012
Fidelity International Capital Appreciation Fund	81,026,362	4,658,042	7,026,038	-	79,087,456
Fidelity International Discovery Fund	390,190,103	13,034,074	271,366,067	-	120,062,690
Fidelity International Growth Fund	25,754,892	-	5,700,000	-	19,510,984
Fidelity International Real Estate Fund	191,001	3,794	-	2,442	196,538
Fidelity International Small Cap Fund	30,534,602	-	16,713,261	-	13,465,171
Fidelity International Small Cap Opportunities Fund	44,133,986	1,503,183	11,281,510	-	34,794,321
Fidelity International Value Fund	29,031,726	-	5,381,167	-	22,781,517
Fidelity IT Services Portfolio	81,216,571	135,351	80,502,932	-	172,671
Fidelity Japan Fund	387,270	-	-	-	374,083
Fidelity Japan Smaller Companies Fund	47,067,969	-	23,937,352	-	21,059,796
Fidelity Large Cap Stock Fund	71,512,561	8,494,276	3,090,570	250,599	79,395,202
Fidelity Latin America Fund	112,217	-	-	-	110,637
Fidelity Leisure Portfolio	20,067,012	618,976	7,600,000	56,353	12,619,251
Fidelity Leveraged Company Stock Fund	189,299	714	-	714	198,600
Fidelity Low-Priced Stock Fund	534,560	25,961	-	3,480	552,372
Fidelity Magellan Fund	56,164	3,504	-	108	60,902
Fidelity Materials Portfolio	4,691,227	17,760,011	15,400,000	16,926	7,458,249
Fidelity Medical Delivery Portfolio	76,727	3,038	-	3,010	86,246
Fidelity Medical Equipment and Systems Portfolio	213,255	11,683	-	-	236,096
Fidelity Mega Cap Stock Fund	34,834,919	13,906,587	29,257,453	124,446	19,469,227
Fidelity Mid Cap Value Fund	140,273	3,010	-	43	151,368
Fidelity Mid-Cap Stock Fund	3,229,902	93,296	2,000,000	-	1,337,411
Fidelity Multimedia Portfolio	48,013,216	805,854	-	3,558	48,942,566
Fidelity Natural Gas Portfolio	58,865	15,800,114	-	53	15,172,201
Fidelity Natural Resources Portfolio	6,371,293	38,677	-	-	6,703,180
Fidelity New Markets Income Fund	17,303,042	27,226,808	8,000,000	808,321	36,349,895
Fidelity New Millennium Fund	11,086,536	12,222,502	8,729,916	-	15,298,448
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Nordic Fund	$ 37,784,319	$ 4,923,538	$ -	$ -	$ 42,200,284
Fidelity OTC Portfolio	50,885,898	12,978,977	37,387,245	-	25,952,549
Fidelity Overseas Fund	4,390,551	190,741,102	4,000,000	-	186,771,906
Fidelity Pacific Basin Fund	41,950,114	-	-	-	42,738,764
Fidelity Pharmaceuticals Portfolio	89,429,800	14,515,461	38,365,330	357,299	77,384,890
Fidelity Real Estate Income Fund	250,381	21,415,109	-	451,709	21,063,687
Fidelity Real Estate Investment Portfolio	146,129	12,866,318	-	103,257	12,731,762
Fidelity Retailing Portfolio	51,886,791	2,036,160	17,312,013	13,994	33,798,248
Fidelity Series Commodity Strategy Fund	9,103	-	-	-	8,540
Fidelity Small Cap Discovery Fund	5,181,827	50,703	3,950,000	755	1,087,221
Fidelity Small Cap Growth Fund	224,917	13,866	-	-	213,070
Fidelity Small Cap Value Fund	9,305,485	27,658	8,700,000	676	264,633
Fidelity Software and Computer Services Portfolio	194,510,796	8,520,472	148,981,719	-	52,498,877
Fidelity Stock Selector All Cap Fund	169,456	-	-	-	181,502
Fidelity Stock Selector Large Cap Value Fund	444,559	16,658,992	-	-	16,839,850
Fidelity Technology Portfolio	82,140,436	218,012,867	10,753,604	-	285,125,997
Fidelity Telecom and Utilities Fund	96,081	2,702,257	-	2,257	2,790,524
Fidelity Telecommunications Portfolio	57,398,659	2,675,080	31,783,827	527,157	27,753,376
Fidelity Transportation Portfolio	16,588,194	15,219,099	-	32,173	34,718,145
Fidelity Utilities Portfolio	22,621,725	52,536,547	16,162,025	34,411	59,249,262
Fidelity Value Discovery Fund	-	10,299,581	-	62,679	10,180,495
Fidelity Value Fund	1,989,757	7,617,465	1,475,635	-	8,296,422
Fidelity Value Strategies Fund	805,811	-	-	-	843,003
Spartan 500 Index Fund Investor Class	153,021	1,419	-	1,419	165,675
Spartan International Index Fund Investor Class	190,324,702	2,733,315	3,302,895	1,228,450	185,677,723
Spartan Total Market Index Fund Investor Class	17,048,656	1,162	16,800,000	1,162	469,594
Spartan U.S. Bond Index Fund Investor Class	1,828,631,075	233,307,264	39,585,999	34,882,144	2,062,370,914
VIP Industrials Portfolio Investor Class	1,818,755	30,656	-	-	1,797,666
VIP Mid Cap Portfolio Investor Class	226,362	3,516	-	-	230,424
Total	$ 6,411,030,577	$ 1,915,706,821	$ 1,903,417,952	$ 47,019,764	$ 6,479,138,308
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $5,467,183,066. Net unrealized appreciation aggregated $1,011,955,242, of which $1,049,752,814 related to appreciated investment securities and $37,797,572 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2010 Portfolio

September 30, 2014

1.822892.109

VIPIFF2010-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	97,794	$ 3,605,660
VIP Equity-Income Portfolio Investor Class (b)	153,045	3,774,089
VIP Growth & Income Portfolio Investor Class (b)	211,181	4,308,093
VIP Growth Portfolio Investor Class (b)	58,801	3,676,800
VIP Mid Cap Portfolio Investor Class (b)	28,486	1,034,333
VIP Value Portfolio Investor Class (b)	172,795	2,754,350
VIP Value Strategies Portfolio Investor Class (b)	89,508	1,343,513
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,337,448)		20,496,838
International Equity Funds - 15.2%

VIP Emerging Markets Portfolio Investor Class R (b)	277,307	2,551,222
VIP Overseas Portfolio Investor Class R (b)	327,197	6,341,085
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,228,846)		8,892,307
Bond Funds - 39.4%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	387,978	$ 2,300,707
VIP Investment Grade Bond Portfolio Investor Class (b)	1,618,358	20,763,533
TOTAL BOND FUNDS (Cost $22,743,841)		23,064,240
Short-Term Funds - 10.4%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $6,063,960)	6,063,960	6,063,960
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $54,374,095)	58,517,345
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100%	$ 58,517,347
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 3,704,040	$ 413,318	$ 782,241	$ -	$ 3,605,660
VIP Emerging Markets Portfolio Investor Class R	1,829,893	1,018,542	294,589	-	2,551,222
VIP Equity-Income Portfolio Investor Class	3,723,037	624,880	804,285	-	3,774,089
VIP Growth & Income Portfolio Investor Class	4,359,163	652,942	994,474	-	4,308,093
VIP Growth Portfolio Investor Class	3,887,719	515,126	1,082,455	-	3,676,800
VIP High Income Portfolio Investor Class	3,943,378	442,647	2,198,381	-	2,300,707
VIP Investment Grade Bond Portfolio Investor Class	18,992,757	4,678,407	3,655,244	-	20,763,533
VIP Mid Cap Portfolio Investor Class	1,130,072	131,214	228,907	-	1,034,333
VIP Money Market Portfolio Investor Class	9,536,485	1,090,034	4,562,558	623	6,063,960
VIP Overseas Portfolio Investor Class R	7,256,024	980,495	1,483,264	-	6,341,085
VIP Value Portfolio Investor Class	2,804,584	357,845	547,709	-	2,754,350
VIP Value Strategies Portfolio Investor Class	1,404,092	129,627	253,047	-	1,343,513
Total	$ 62,571,244	$ 11,035,077	$ 16,887,154	$ 623	$ 58,517,345
Other Information

All investments 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $54,614,985. Net unrealized appreciation aggregated $3,902,360, of which $4,956,741 related to appreciated investment securities and $1,054,381 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2005 Portfolio

September 30, 2014

1.822891.109

VIPIFF2005-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	30,956	$ 1,141,352
VIP Equity-Income Portfolio Investor Class (b)	48,337	1,192,000
VIP Growth & Income Portfolio Investor Class (b)	66,797	1,362,664
VIP Growth Portfolio Investor Class (b)	18,599	1,163,005
VIP Mid Cap Portfolio Investor Class (b)	8,942	324,685
VIP Value Portfolio Investor Class (b)	54,402	867,167
VIP Value Strategies Portfolio Investor Class (b)	28,244	423,945
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,296,346)		6,474,818
International Equity Funds - 12.3%

VIP Emerging Markets Portfolio Investor Class R (b)	87,642	806,304
VIP Overseas Portfolio Investor Class R (b)	101,615	1,969,296
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,716,170)		2,775,600
Bond Funds - 43.1%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	144,265	$ 855,492
VIP Investment Grade Bond Portfolio Investor Class (b)	688,645	8,835,315
TOTAL BOND FUNDS (Cost $9,564,469)		9,690,807
Short-Term Funds - 15.8%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $3,548,908)	3,548,908	3,548,908
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $21,125,893)		22,490,133
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4)
NET ASSETS - 100%		$ 22,490,129
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 911,805	$ 232,819	$ 83,135	$ -	$ 1,141,352
VIP Emerging Markets Portfolio Investor Class R	454,347	384,427	30,859	-	806,304
VIP Equity-Income Portfolio Investor Class	922,167	292,952	92,393	-	1,192,000
VIP Growth & Income Portfolio Investor Class	1,074,680	315,373	116,330	-	1,362,664
VIP Growth Portfolio Investor Class	952,455	248,561	136,603	-	1,163,005
VIP High Income Portfolio Investor Class	1,167,676	264,099	611,628	-	855,492
VIP Investment Grade Bond Portfolio Investor Class	6,466,853	2,693,502	601,712	-	8,835,315
VIP Mid Cap Portfolio Investor Class	277,826	71,638	26,173	-	324,685
VIP Money Market Portfolio Investor Class	3,863,625	959,328	1,274,044	298	3,548,908
VIP Overseas Portfolio Investor Class R	1,780,247	445,245	144,746	-	1,969,296
VIP Value Portfolio Investor Class	693,182	187,248	54,698	-	867,167
VIP Value Strategies Portfolio Investor Class	347,060	78,677	20,654	-	423,945
Total	$ 18,911,923	$ 6,173,869	$ 3,192,975	$ 298	$ 22,490,133
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $21,228,125. Net unrealized appreciation aggregated $1,262,008, of which $1,506,505 related to appreciated investment securities and $244,497 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2045 Portfolio

September 30, 2014

1.903285.105

VF-2045-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	21,387	$ 791,979
VIP Equity-Income Portfolio Initial Class (b)	33,517	829,877
VIP Growth & Income Portfolio Initial Class (b)	46,296	947,689
VIP Growth Portfolio Initial Class (b)	12,901	809,389
VIP Mid Cap Portfolio Initial Class (b)	6,249	227,898
VIP Value Portfolio Initial Class (b)	38,002	606,890
VIP Value Strategies Portfolio Initial Class (b)	19,544	294,722
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,010,013)		4,508,444
International Equity Funds - 28.0%

VIP Emerging Markets Portfolio Initial Class (b)	55,333	511,275
VIP Overseas Portfolio Initial Class (b)	73,679	1,433,048
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,905,601)		1,944,323
Bond Funds - 7.0%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	45,218	$ 269,047
VIP Investment Grade Bond Portfolio Initial Class (b)	17,059	219,718
TOTAL BOND FUNDS (Cost $473,619)		488,765
Short-Term Funds - 0.0%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $1,027)	1,027	1,027
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,390,260)		6,942,559
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,339)
NET ASSETS - 100%		$ 6,941,220
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 326,601	$ 489,117	$ 66,682	$ -	$ 791,979
VIP Emerging Markets Portfolio Initial Class	166,319	381,564	35,124	-	511,275
VIP Equity-Income Portfolio Initial Class	333,339	530,751	66,456	-	829,877
VIP Growth & Income Portfolio Initial Class	388,011	587,796	74,161	-	947,689
VIP Growth Portfolio Initial Class	336,722	498,670	78,415	-	809,389
VIP High Income Portfolio Initial Class	199,421	309,252	244,696	-	269,047
VIP Investment Grade Bond Portfolio Initial Class	85,400	267,821	138,766	-	219,718
VIP Mid Cap Portfolio Initial Class	96,671	150,405	19,109	-	227,898
VIP Money Market Portfolio Initial Class	-	4,470	3,443	-	1,027
VIP Overseas Portfolio Initial Class	631,251	1,006,882	140,033	-	1,433,048
VIP Value Portfolio Initial Class	248,594	386,717	47,393	-	606,890
VIP Value Strategies Portfolio Initial Class	122,454	184,492	21,543	-	294,722
Total	$ 2,934,783	$ 4,797,937	$ 935,821	$ -	$ 6,942,559
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $6,398,636. Net unrealized appreciation aggregated $543,923, of which $598,088 related to appreciated investment securities and $54,165 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 70% Portfolio

September 30, 2014

1.837321.108

VF70-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 74.1%
	Shares	Value
Domestic Equity Funds - 51.8%
Fidelity Air Transportation Portfolio (c)	38,927	$ 2,514,656
Fidelity Automotive Portfolio (c)	70,822	3,515,621
Fidelity Banking Portfolio (c)	960,495	24,723,131
Fidelity Biotechnology Portfolio (c)	107	23,101
Fidelity Blue Chip Growth Fund (c)	199,938	13,097,921
Fidelity Blue Chip Value Fund (c)	169,260	2,574,438
Fidelity Brokerage and Investment Management Portfolio (c)	176,295	13,086,390
Fidelity Capital Appreciation Fund (c)	2,346	90,952
Fidelity Chemicals Portfolio (c)	87,117	13,513,647
Fidelity Communications Equipment Portfolio (c)	17,196	548,025
Fidelity Computers Portfolio (c)	146,193	11,648,693
Fidelity Construction and Housing Portfolio (c)	85,614	4,671,076
Fidelity Consumer Discretionary Portfolio (c)	840,378	26,505,511
Fidelity Consumer Finance Portfolio (c)	68,448	1,048,623
Fidelity Consumer Staples Portfolio (c)	336,555	31,720,327
Fidelity Contrafund (c)	338	34,138
Fidelity Defense and Aerospace Portfolio (c)	38,761	4,417,534
Fidelity Disciplined Equity Fund (c)	11,546	397,866
Fidelity Dividend Growth Fund (c)	487	16,145
Fidelity Electronics Portfolio (c)	165,651	13,079,785
Fidelity Energy Portfolio (c)	407,307	22,654,392
Fidelity Energy Service Portfolio (c)	109,843	9,360,807
Fidelity Environmental and Alternative Energy Portfolio (c)	23,745	532,610
Fidelity Equity Dividend Income Fund (c)	545	14,068
Fidelity Equity-Income Fund (c)	29,121	1,798,803
Fidelity Financial Services Portfolio (c)	375,240	32,004,196
Fidelity Fund (c)	579	24,612
Fidelity Gold Portfolio (a)(c)	4,361	82,911
Fidelity Growth & Income Portfolio (c)	13,053	385,316
Fidelity Growth Company Fund (c)	4,561	582,386
Fidelity Growth Discovery Fund (c)	211,900	4,939,396
Fidelity Health Care Portfolio (c)	225,928	49,460,102
Fidelity Independence Fund (c)	57,610	2,290,011
Fidelity Industrial Equipment Portfolio (c)	59,340	2,396,129
Fidelity Industrials Portfolio (c)	771,847	24,212,845
Fidelity Insurance Portfolio (c)	127,627	8,461,687
Fidelity IT Services Portfolio (c)	7,372	261,497
Fidelity Large Cap Stock Fund (c)	680,683	19,168,023
Fidelity Leisure Portfolio (c)	2,251	294,116
Fidelity Leveraged Company Stock Fund (c)	978	44,199
Fidelity Low-Priced Stock Fund (c)	2,672	130,359
Fidelity Magellan Fund (c)	203	19,102
Fidelity Materials Portfolio (c)	67,536	5,735,840
Fidelity Medical Delivery Portfolio (c)	1,976	155,648
Fidelity Medical Equipment and Systems Portfolio (c)	9,906	370,875

	Shares	Value
Fidelity Mega Cap Stock Fund (c)	813,553	$ 13,163,289
Fidelity Mid Cap Value Fund (c)	75,438	1,800,697
Fidelity Mid-Cap Stock Fund (c)	4,937	187,079
Fidelity Multimedia Portfolio (c)	73,224	5,934,775
Fidelity Nasdaq Composite Index Fund (c)	27,717	1,655,230
Fidelity Natural Gas Portfolio (c)	87,089	3,601,128
Fidelity Natural Resources Portfolio (c)	1,850	71,411
Fidelity New Millennium Fund (c)	208,807	8,563,161
Fidelity OTC Portfolio (c)	50,187	3,944,225
Fidelity Pharmaceuticals Portfolio (c)	546,262	11,864,804
Fidelity Real Estate Investment Portfolio (c)	43,115	1,562,481
Fidelity Retailing Portfolio (c)	60,656	5,057,496
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	8,094
Fidelity Small Cap Discovery Fund (c)	8,630	249,482
Fidelity Small Cap Growth Fund (c)	7,484	128,132
Fidelity Small Cap Stock Fund (c)	604	11,451
Fidelity Small Cap Value Fund (c)	7,439	128,541
Fidelity Software and Computer Services Portfolio (c)	66,788	7,832,878
Fidelity Stock Selector Large Cap Value Fund (c)	653,455	10,801,611
Fidelity Technology Portfolio (c)	371,717	45,334,591
Fidelity Telecom and Utilities Fund (c)	132,175	3,176,171
Fidelity Telecommunications Portfolio (c)	62,045	3,751,232
Fidelity Transportation Portfolio (c)	104,535	8,823,789
Fidelity Utilities Portfolio (c)	114,149	8,497,251
Fidelity Value Discovery Fund (c)	143,593	3,344,281
Fidelity Value Fund (c)	66,946	7,337,990
Spartan 500 Index Fund Investor Class (c)	335	23,535
Spartan Extended Market Index Fund Investor Class (c)	3,436	182,536
Spartan Total Market Index Fund Investor Class (c)	6,143	354,211
VIP Mid Cap Portfolio Investor Class (c)	675	24,510
TOTAL DOMESTIC EQUITY FUNDS		510,023,572
International Equity Funds - 22.3%
Fidelity Canada Fund (c)	1,741	107,759
Fidelity China Region Fund (c)	6,306	210,886
Fidelity Diversified International Fund (c)	1,208,639	43,668,138
Fidelity Emerging Asia Fund (c)	163,302	5,281,198
Fidelity Emerging Markets Fund (c)	471,977	11,681,429
Fidelity Europe Fund (c)	538,291	19,959,827
Fidelity International Capital Appreciation Fund (c)	414,676	6,991,434
Fidelity International Discovery Fund (c)	524,605	20,328,445
Fidelity International Growth Fund (c)	34,234	374,864
Fidelity International Real Estate Fund (c)	1,556	15,980
Fidelity International Small Cap Fund (c)	89,908	2,315,126
Fidelity International Small Cap Opportunities Fund (c)	458,691	6,394,153
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity International Value Fund (c)	14,376	$ 125,646
Fidelity Japan Fund (c)	11,889	138,268
Fidelity Japan Smaller Companies Fund (c)	210,646	2,767,885
Fidelity Nordic Fund (c)	178,049	7,882,209
Fidelity Overseas Fund (c)	690,628	26,989,736
Fidelity Pacific Basin Fund (c)	205,882	5,801,762
Spartan International Index Fund Investor Class (c)	1,473,399	58,656,019
TOTAL INTERNATIONAL EQUITY FUNDS		219,690,764
TOTAL EQUITY FUNDS (Cost $588,347,866)		729,714,336
Fixed-Income Funds - 24.4%

Fixed-Income Funds - 24.4%
Fidelity Floating Rate High Income Fund (c)	795,760	7,822,323
Fidelity Focused High Income Fund (c)	415,504	3,660,588
Fidelity High Income Fund (c)	159,642	1,465,515
Fidelity New Markets Income Fund (c)	324,672	5,269,418

	Shares	Value
Fidelity Real Estate Income Fund (c)	296,214	$ 3,406,459
Spartan U.S. Bond Index Fund Investor Class (c)	18,810,501	218,389,912
TOTAL FIXED-INCOME FUNDS (Cost $232,325,195)		240,014,215
Money Market Funds - 1.5%

Fidelity Institutional Prime Money Market Portfolio Class I0.01% (b)(c) (Cost $15,255,651)	15,255,651	15,255,651
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $835,928,712)		984,984,202
NET OTHER ASSETS (LIABILITIES) - 0.0%		(166,731)
NET ASSETS - 100%		$ 984,817,471
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 1,523,733	$ 871,295	$ -	$ 694	$ 2,514,656
Fidelity Automotive Portfolio	5,028,073	2,209,283	3,357,726	1,303	3,515,621
Fidelity Banking Portfolio	23,823,886	3,353,731	1,971,700	68,876	24,723,131
Fidelity Biotechnology Portfolio	2,145,330	-	2,280,011	-	23,101
Fidelity Blue Chip Growth Fund	7,188,043	5,898,530	323,060	10,280	13,097,921
Fidelity Blue Chip Value Fund	565,500	3,031,917	1,150,000	21,321	2,574,438
Fidelity Brokerage and Investment Management Portfolio	14,751,425	1,310,030	2,840,094	22,007	13,086,390
Fidelity Canada Fund	101,542	-	-	-	107,759
Fidelity Capital Appreciation Fund	565,609	-	500,000	-	90,952
Fidelity Chemicals Portfolio	10,030,573	4,893,419	2,180,503	20,901	13,513,647
Fidelity China Region Fund	212,904	-	-	-	210,886
Fidelity Communications Equipment Portfolio	506,736	550	-	69	548,025
Fidelity Computers Portfolio	10,675,100	234,393	58,667	19,622	11,648,693
Fidelity Construction and Housing Portfolio	4,838,113	280,303	458,594	4,029	4,671,076
Fidelity Consumer Discretionary Portfolio	20,010,753	8,351,637	982,170	5,483	26,505,511
Fidelity Consumer Finance Portfolio	1,840,136	108,714	788,832	3,511	1,048,623
Fidelity Consumer Staples Portfolio	23,701,263	7,109,185	231,771	66,728	31,720,327
Fidelity Contrafund	2,258,050	304,131	2,500,000	-	34,138
Fidelity Defense and Aerospace Portfolio	4,429,512	297,878	-	7,762	4,417,534
Fidelity Disciplined Equity Fund	6,323,302	173,222	6,262,513	-	397,866
Fidelity Diversified International Fund	22,139,254	38,070,546	15,000,000	-	43,668,138
Fidelity Dividend Growth Fund	15,005	2,126	-	136	16,145
Fidelity Electronics Portfolio	1,342,678	10,523,162	181,369	6,011	13,079,785
Fidelity Emerging Asia Fund	3,844,227	3,366,274	1,902,548	-	5,281,198
Fidelity Emerging Markets Fund	9,254,861	4,324,268	1,915,777	-	11,681,429
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Energy Portfolio	$ 13,706,915	$ 19,836,847	$ 11,485,615	$ 47,479	$ 22,654,392
Fidelity Energy Service Portfolio	6,902,549	6,971,830	4,621,395	3,228	9,360,807
Fidelity Environmental and Alternative Energy Portfolio	541,416	688	-	71	532,610
Fidelity Equity Dividend Income Fund	13,231	198	-	198	14,068
Fidelity Equity-Income Fund	14,713,236	1,132,857	14,060,310	17,209	1,798,803
Fidelity Europe Capital Appreciation Fund	873,877	916,139	-	16,139	-
Fidelity Europe Fund	6,236,767	18,787,822	5,842,647	-	19,959,827
Fidelity Financial Services Portfolio	20,666,390	10,549,753	225,687	32,162	32,004,196
Fidelity Floating Rate High Income Fund	13,030,432	1,059,359	6,144,689	315,750	7,822,323
Fidelity Focused High Income Fund	4,251,279	194,764	700,000	143,113	3,660,588
Fidelity Fund	22,991	1,667	-	85	24,612
Fidelity Gold Portfolio	78,375	-	-	-	82,911
Fidelity Growth & Income Portfolio	6,358,338	3,281	6,000,000	3,281	385,316
Fidelity Growth Company Fund	3,324,123	19,493	3,000,000	-	582,386
Fidelity Growth Discovery Fund	298,029	4,617,014	172,295	1,527	4,939,396
Fidelity Health Care Portfolio	28,763,962	29,948,886	14,466,089	-	49,460,102
Fidelity High Income Fund	8,516,936	1,592,044	8,608,703	298,579	1,465,515
Fidelity Independence Fund	4,130,364	1,285,000	3,500,000	-	2,290,011
Fidelity Industrial Equipment Portfolio	12,302,351	1,035,577	10,000,005	27,386	2,396,129
Fidelity Industrials Portfolio	28,995,845	4,441,579	7,469,252	40,314	24,212,845
Fidelity Institutional Prime Money Market Portfolio Class	14,356,626	24,324,065	23,425,040	961	15,255,651
Fidelity Insurance Portfolio	14,171,347	579,750	5,883,855	28,660	8,461,687
Fidelity International Capital Appreciation Fund	5,826,109	3,619,234	2,523,558	-	6,991,434
Fidelity International Discovery Fund	42,400,130	5,900,502	26,623,048	-	20,328,445
Fidelity International Growth Fund	384,792	-	-	-	374,864
Fidelity International Real Estate Fund	15,530	308	-	198	15,980
Fidelity International Small Cap Fund	6,988,341	-	4,592,144	-	2,315,126
Fidelity International Small Cap Opportunities Fund	3,009,843	3,906,276	378,339	-	6,394,153
Fidelity International Value Fund	611,699	-	480,000	-	125,646
Fidelity IT Services Portfolio	5,059,451	3,008,308	7,490,198	-	261,497
Fidelity Japan Fund	143,142	-	-	-	138,268
Fidelity Japan Smaller Companies Fund	6,600,466	-	3,537,819	-	2,767,885
Fidelity Large Cap Stock Fund	7,590,283	11,481,304	376,207	57,339	19,168,023
Fidelity Leisure Portfolio	290,242	8,953	-	815	294,116
Fidelity Leveraged Company Stock Fund	42,129	159	-	159	44,199
Fidelity Low-Priced Stock Fund	4,041,728	6,127	3,900,000	822	130,359
Fidelity Magellan Fund	17,616	1,099	-	34	19,102
Fidelity Materials Portfolio	4,845,338	2,362,903	1,500,000	8,313	5,735,840
Fidelity Medical Delivery Portfolio	138,469	5,482	-	-	155,648
Fidelity Medical Equipment and Systems Portfolio	334,995	18,353	-	-	370,875
Fidelity Mega Cap Stock Fund	18,467,388	9,541,307	15,099,994	89,840	13,163,289
Fidelity Mid Cap Value Fund	1,668,712	35,811	-	516	1,800,697
Fidelity Mid-Cap Stock Fund	857,362	13,050	700,000	-	187,079
Fidelity Multimedia Portfolio	6,009,194	97,718	183,589	432	5,934,775
Fidelity Nasdaq Composite Index Fund	2,516,407	1,187	996,000	-	1,655,230
Fidelity Natural Gas Portfolio	11,686	3,700,023	-	11	3,601,128
Fidelity Natural Resources Portfolio	67,875	412	-	7	71,411
Fidelity New Markets Income Fund	2,114,017	3,849,309	700,000	118,322	5,269,418
Fidelity New Millennium Fund	2,830,011	17,192,927	12,306,212	-	8,563,161
Fidelity Nordic Fund	7,779,901	210,601	-	-	7,882,209
Fidelity OTC Portfolio	5,162,774	9,351,281	10,080,829	-	3,944,225
Fidelity Overseas Fund	2,700,100	25,144,339	-	-	26,989,736
Fidelity Pacific Basin Fund	5,694,704	-	-	-	5,801,762
Fidelity Pharmaceuticals Portfolio	20,830,732	1,626,910	13,259,883	93,255	11,864,804
Fidelity Real Estate Income Fund	43,112	3,460,057	-	73,011	3,406,459
Fidelity Real Estate Investment Portfolio	26,108	1,572,942	-	12,050	1,562,481
Fidelity Retailing Portfolio	8,444,586	337,050	3,245,606	2,317	5,057,496
Fidelity Series Commodity Strategy Fund	8,628	-	-	-	8,094
Fidelity Small Cap Discovery Fund	3,122,078	11,635	2,800,000	174	249,482
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Small Cap Growth Fund	$ 264,120	$ 8,339	$ 130,000	$ -	$ 128,132
Fidelity Small Cap Stock Fund	11,469	1,099	-	34	11,451
Fidelity Small Cap Value Fund	260,995	13,434	130,000	328	128,541
Fidelity Software and Computer Services Portfolio	34,894,923	3,914,365	30,473,056	-	7,832,878
Fidelity Stock Selector Large Cap Value Fund	101,356	10,926,478	-	-	10,801,611
Fidelity Technology Portfolio	11,508,486	36,510,348	2,883,540	-	45,334,591
Fidelity Telecom and Utilities Fund	1,264,558	2,873,896	1,000,000	6,987	3,176,171
Fidelity Telecommunications Portfolio	3,447,415	680,977	365,572	64,522	3,751,232
Fidelity Transportation Portfolio	4,444,738	3,571,731	-	9,562	8,823,789
Fidelity Utilities Portfolio	272,154	8,472,146	-	1,373	8,497,251
Fidelity Value Discovery Fund	36,416	3,358,600	-	20,621	3,344,281
Fidelity Value Fund	4,330,632	2,900,084	174,682	-	7,337,990
Spartan 500 Index Fund Investor Class	21,737	202	-	202	23,535
Spartan Extended Market Index Fund Investor Class	12,987,300	2,826	12,870,000	375	182,536
Spartan International Index Fund Investor Class	74,250,749	3,038,574	17,251,420	373,855	58,656,019
Spartan Total Market Index Fund Investor Class	4,317,514	876	3,960,000	876	354,211
Spartan U.S. Bond Index Fund Investor Class	168,261,451	48,474,274	2,039,719	3,431,298	218,389,912
VIP Mid Cap Portfolio Investor Class	24,078	374	-	-	24,510
Total	$ 876,766,756	$ 453,227,397	$ 352,542,332	$ 3,806,606	$ 984,984,202
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $836,410,162. Net unrealized appreciation aggregated $148,574,040, of which $154,941,473 related to appreciated investment securities and $6,367,433 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 85% Portfolio

September 30, 2014

1.837323.108

VF85-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 88.5%
	Shares	Value
Domestic Equity Funds - 62.5%
Fidelity Air Transportation Portfolio (c)	14,642	$ 945,857
Fidelity Automotive Portfolio (c)	34,050	1,690,218
Fidelity Banking Portfolio (c)	330,429	8,505,230
Fidelity Biotechnology Portfolio (c)	461	99,677
Fidelity Blue Chip Growth Fund (c)	75,061	4,917,237
Fidelity Blue Chip Value Fund (c)	76,735	1,167,144
Fidelity Brokerage and Investment Management Portfolio (c)	79,290	5,885,671
Fidelity Capital Appreciation Fund (c)	1,121	43,471
Fidelity Chemicals Portfolio (c)	51,029	7,915,595
Fidelity Communications Equipment Portfolio (c)	2,482	79,111
Fidelity Computers Portfolio (c)	54,683	4,357,119
Fidelity Construction and Housing Portfolio (c)	18,529	1,010,943
Fidelity Consumer Discretionary Portfolio (c)	499,951	15,768,450
Fidelity Consumer Finance Portfolio (c)	19,811	303,503
Fidelity Consumer Staples Portfolio (c)	158,418	14,930,924
Fidelity Contrafund (c)	1,261	127,510
Fidelity Defense and Aerospace Portfolio (c)	3,978	453,417
Fidelity Disciplined Equity Fund (c)	855	29,477
Fidelity Dividend Growth Fund (c)	256	8,474
Fidelity Electronics Portfolio (c)	95,900	7,572,251
Fidelity Energy Portfolio (c)	184,949	10,286,889
Fidelity Energy Service Portfolio (c)	42,311	3,605,731
Fidelity Environmental and Alternative Energy Portfolio (c)	4,221	94,669
Fidelity Equity Dividend Income Fund (c)	1,301	33,581
Fidelity Equity-Income Fund (c)	1,399	86,445
Fidelity Financial Services Portfolio (c)	232,502	19,830,074
Fidelity Global Commodity Stock Fund (c)	1,829	25,647
Fidelity Gold Portfolio (a)(c)	3,652	69,429
Fidelity Growth & Income Portfolio (c)	995	29,383
Fidelity Growth Company Fund (c)	243	31,028
Fidelity Growth Discovery Fund (c)	62,519	1,457,311
Fidelity Health Care Portfolio (c)	110,150	24,114,057
Fidelity Independence Fund (c)	94,189	3,743,996
Fidelity Industrial Equipment Portfolio (c)	6,166	248,965
Fidelity Industrials Portfolio (c)	451,724	14,170,566
Fidelity Insurance Portfolio (c)	41,113	2,725,802
Fidelity IT Services Portfolio (c)	1,014	35,979
Fidelity Large Cap Stock Fund (c)	402,367	11,330,660
Fidelity Leisure Portfolio (c)	953	124,502
Fidelity Leveraged Company Stock Fund (c)	3,148	142,322
Fidelity Low-Priced Stock Fund (c)	1,564	76,305
Fidelity Magellan Fund (c)	140	13,176
Fidelity Materials Portfolio (c)	4,730	401,696
Fidelity Medical Delivery Portfolio (c)	371	29,251
Fidelity Medical Equipment and Systems Portfolio (c)	4,786	179,186

	Shares	Value
Fidelity Mega Cap Stock Fund (c)	126,310	$ 2,043,696
Fidelity Mid Cap Value Fund (c)	5,138	122,634
Fidelity Mid-Cap Stock Fund (c)	616	23,329
Fidelity Multimedia Portfolio (c)	27,841	2,256,552
Fidelity Nasdaq Composite Index Fund (c)	919	54,860
Fidelity Natural Gas Portfolio (c)	47,820	1,977,357
Fidelity Natural Resources Portfolio (c)	2,417	93,308
Fidelity New Millennium Fund (c)	48,715	1,997,815
Fidelity OTC Portfolio (c)	29,535	2,321,121
Fidelity Pharmaceuticals Portfolio (c)	171,352	3,721,755
Fidelity Real Estate Investment Portfolio (c)	21,970	796,192
Fidelity Retailing Portfolio (c)	16,167	1,348,043
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	8,094
Fidelity Small Cap Discovery Fund (c)	3,144	90,903
Fidelity Small Cap Growth Fund (c)	2,945	50,416
Fidelity Small Cap Stock Fund (c)	4,308	81,687
Fidelity Small Cap Value Fund (c)	1,682	29,071
Fidelity Software and Computer Services Portfolio (c)	9,166	1,075,029
Fidelity Stock Selector Large Cap Value Fund (c)	600,491	9,926,115
Fidelity Technology Portfolio (c)	196,786	24,000,078
Fidelity Telecom and Utilities Fund (c)	29,726	714,305
Fidelity Telecommunications Portfolio (c)	20,512	1,240,174
Fidelity Transportation Portfolio (c)	38,462	3,246,615
Fidelity Utilities Portfolio (c)	58,746	4,373,080
Fidelity Value Discovery Fund (c)	50,294	1,171,340
Fidelity Value Fund (c)	22,086	2,420,875
Fidelity Value Strategies Fund (c)	275	11,773
Spartan 500 Index Fund Investor Class (c)	44,503	3,127,259
Spartan Extended Market Index Fund Investor Class (c)	209	11,091
Spartan Total Market Index Fund Investor Class (c)	1,289	74,350
VIP Energy Portfolio Investor Class (c)	17,201	425,907
VIP Mid Cap Portfolio Investor Class (c)	388	14,100
TOTAL DOMESTIC EQUITY FUNDS		237,546,853
International Equity Funds - 26.0%
Fidelity Canada Fund (c)	583	36,089
Fidelity China Region Fund (c)	4,927	164,775
Fidelity Diversified International Fund (c)	884,720	31,964,934
Fidelity Emerging Asia Fund (c)	91,240	2,950,692
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (c)	38,811	353,568
Fidelity Emerging Markets Fund (c)	231,008	5,717,439
Fidelity Europe Fund (c)	195,337	7,243,084
Fidelity International Capital Appreciation Fund (c)	231,627	3,905,236
Fidelity International Discovery Fund (c)	132,375	5,129,514
Fidelity International Real Estate Fund (c)	1,418	14,563
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity International Small Cap Fund (c)	9,776	$ 251,731
Fidelity International Small Cap Opportunities Fund (c)	124,337	1,733,262
Fidelity International Value Fund (c)	15,668	136,939
Fidelity Japan Fund (c)	8,892	103,419
Fidelity Japan Smaller Companies Fund (c)	81,405	1,069,662
Fidelity Nordic Fund (c)	67,737	2,998,699
Fidelity Overseas Fund (c)	205,528	8,032,043
Fidelity Pacific Basin Fund (c)	11,914	335,734
Spartan International Index Fund Investor Class (c)	669,213	26,641,384
TOTAL INTERNATIONAL EQUITY FUNDS		98,782,767
TOTAL EQUITY FUNDS (Cost $281,571,735)		336,329,620
Fixed-Income Funds - 11.4%

Fixed-Income Funds - 11.4%
Fidelity Floating Rate High Income Fund (c)	811	7,971
Fidelity Focused High Income Fund (c)	71,589	630,702
Fidelity High Income Fund (c)	101,456	931,371

	Shares	Value
Fidelity New Markets Income Fund (c)	143,864	$ 2,334,918
Fidelity Real Estate Income Fund (c)	124,141	1,427,619
Spartan U.S. Bond Index Fund Investor Class (c)	3,277,087	38,046,978
TOTAL FIXED-INCOME FUNDS (Cost $42,128,755)		43,379,559
Money Market Funds - 0.1%

Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c) (Cost $530,269)	530,269	530,269
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $324,230,759)		380,239,448
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65,341)
NET ASSETS - 100%		$ 380,174,107
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 1,724,077	$ 15,957	$ 870,000	$ 389	$ 945,857
Fidelity Automotive Portfolio	1,456,984	1,565,378	1,167,348	202	1,690,218
Fidelity Banking Portfolio	7,701,740	4,346,024	3,282,604	27,279	8,505,230
Fidelity Biotechnology Portfolio	1,477,080	-	1,500,028	-	99,677
Fidelity Blue Chip Growth Fund	1,196,064	3,821,723	198,163	4,161	4,917,237
Fidelity Blue Chip Value Fund	-	1,602,969	500,000	9,666	1,167,144
Fidelity Brokerage and Investment Management Portfolio	9,443,261	1,562,691	4,952,942	9,106	5,885,671
Fidelity Canada Fund	34,007	-	-	-	36,089
Fidelity Capital Appreciation Fund	493,910	-	460,000	-	43,471
Fidelity Chemicals Portfolio	3,090,753	5,540,631	1,145,015	10,846	7,915,595
Fidelity China Region Fund	377,484	-	200,000	-	164,775
Fidelity Communications Equipment Portfolio	73,151	79	-	10	79,111
Fidelity Computers Portfolio	5,483,866	95,909	1,546,150	7,321	4,357,119
Fidelity Construction and Housing Portfolio	866,394	293,321	136,738	813	1,010,943
Fidelity Consumer Discretionary Portfolio	13,612,436	3,886,540	1,113,563	3,797	15,768,450
Fidelity Consumer Finance Portfolio	2,192,220	66,467	1,868,198	2,147	303,503
Fidelity Consumer Staples Portfolio	13,529,608	5,351,091	4,359,630	26,139	14,930,924
Fidelity Contrafund	500,621	431,261	800,000	-	127,510
Fidelity Defense and Aerospace Portfolio	2,477,250	99,467	2,000,000	4,232	453,417
Fidelity Disciplined Equity Fund	4,356,302	421,916	4,740,010	-	29,477
Fidelity Diversified International Fund	17,738,041	27,605,236	12,156,814	-	31,964,934
Fidelity Dividend Growth Fund	7,876	1,116	-	72	8,474
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Electronics Portfolio	$ 2,200,902	$ 4,897,657	$ 490,989	$ 3,356	$ 7,572,251
Fidelity Emerging Asia Fund	1,541,612	1,576,359	195,898	-	2,950,692
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	356,673	-	-	-	353,568
Fidelity Emerging Markets Fund	3,107,945	3,680,131	1,110,303	-	5,717,439
Fidelity Energy Portfolio	8,145,068	8,486,419	6,678,240	23,888	10,286,889
Fidelity Energy Service Portfolio	4,673,665	1,933,659	3,059,613	1,317	3,605,731
Fidelity Environmental and Alternative Energy Portfolio	96,235	122	-	12	94,669
Fidelity Equity Dividend Income Fund	31,584	472	-	472	33,581
Fidelity Equity-Income Fund	1,305,301	3,121,223	4,431,467	16,949	86,445
Fidelity Europe Capital Appreciation Fund	5,696	908,189	-	8,189	-
Fidelity Europe Fund	11,082,898	3,839,815	8,425,013	-	7,243,084
Fidelity Financial Services Portfolio	3,179,016	17,505,056	1,414,740	19,377	19,830,074
Fidelity Floating Rate High Income Fund	7,874	202	-	202	7,971
Fidelity Focused High Income Fund	625,783	28,482	9,875	21,022	630,702
Fidelity Global Commodity Stock Fund	25,848	-	-	-	25,647
Fidelity Gold Portfolio	6,413	2,050,000	1,700,000	-	69,429
Fidelity Growth & Income Portfolio	631,295	250	600,000	250	29,383
Fidelity Growth Company Fund	335,476	1,967	320,000	-	31,028
Fidelity Growth Discovery Fund	439,496	3,009,430	2,179,402	676	1,457,311
Fidelity Health Care Portfolio	20,071,686	8,155,363	7,693,999	-	24,114,057
Fidelity High Income Fund	4,441,205	971,842	4,467,616	159,778	931,371
Fidelity Independence Fund	294,914	5,400,000	2,000,000	-	3,743,996
Fidelity Industrial Equipment Portfolio	4,631,391	219,230	4,400,000	5,797	248,965
Fidelity Industrials Portfolio	22,558,946	1,339,921	8,557,779	22,817	14,170,566
Fidelity Institutional Prime Money Market Portfolio Class I	772	6,379,388	5,849,890	26	530,269
Fidelity Insurance Portfolio	10,690,013	228,762	7,938,354	11,309	2,725,802
Fidelity International Capital Appreciation Fund	723,688	3,160,635	-	-	3,905,236
Fidelity International Discovery Fund	19,308,143	1,266,962	14,879,294	-	5,129,514
Fidelity International Real Estate Fund	14,153	281	-	181	14,563
Fidelity International Small Cap Fund	3,339,998	-	3,051,655	-	251,731
Fidelity International Small Cap Opportunities Fund	1,217,801	3,213,458	2,734,272	-	1,733,262
Fidelity International Value Fund	141,796	-	-	-	136,939
Fidelity IT Services Portfolio	6,128,504	212,450	6,135,404	-	35,979
Fidelity Japan Fund	107,065	-	-	-	103,419
Fidelity Japan Smaller Companies Fund	3,428,255	-	2,232,884	-	1,069,662
Fidelity Large Cap Stock Fund	5,201,963	5,993,627	147,035	34,242	11,330,660
Fidelity Leisure Portfolio	122,863	3,790	-	355	124,502
Fidelity Leveraged Company Stock Fund	135,656	511	-	511	142,322
Fidelity Low-Priced Stock Fund	1,584,712	3,586	1,500,000	481	76,305
Fidelity Magellan Fund	12,151	758	-	23	13,176
Fidelity Materials Portfolio	470,363	719,588	800,000	1,467	401,696
Fidelity Medical Delivery Portfolio	194,028	7,681	190,000	-	29,251
Fidelity Medical Equipment and Systems Portfolio	161,851	8,867	-	-	179,186
Fidelity Mega Cap Stock Fund	3,591,727	5,208,364	6,939,499	44,375	2,043,696
Fidelity Mid Cap Value Fund	113,645	2,439	-	35	122,634
Fidelity Mid-Cap Stock Fund	743,597	11,812	750,000	-	23,329
Fidelity Multimedia Portfolio	2,376,137	37,155	156,713	164	2,256,552
Fidelity Nasdaq Composite Index Fund	50,601	24	-	-	54,860
Fidelity Natural Gas Portfolio	35,547	2,000,069	-	32	1,977,357
Fidelity Natural Resources Portfolio	88,688	538	-	9	93,308
Fidelity New Markets Income Fund	575,464	2,271,081	480,000	44,816	2,334,918
Fidelity New Millennium Fund	2,987,493	4,249,152	5,524,226	-	1,997,815
Fidelity Nordic Fund	2,949,407	90,993	-	-	2,998,699
Fidelity OTC Portfolio	2,021,928	7,286,887	6,489,793	-	2,321,121
Fidelity Overseas Fund	14,120	21,231,969	13,000,000	-	8,032,043
Fidelity Pacific Basin Fund	542,636	-	200,000	-	335,734
Fidelity Pharmaceuticals Portfolio	2,380,658	1,457,647	575,202	10,658	3,721,755
Fidelity Real Estate Income Fund	12,724	1,456,679	-	30,518	1,427,619
Fidelity Real Estate Investment Portfolio	28,478	783,014	-	6,242	796,192
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Retailing Portfolio	$ 3,428,010	$ 131,973	$ 2,007,072	$ 908	$ 1,348,043
Fidelity Series Commodity Strategy Fund	8,628	-	-	-	8,094
Fidelity Small Cap Discovery Fund	1,475,771	8,729	1,357,208	130	90,903
Fidelity Small Cap Growth Fund	53,219	3,281	-	-	50,416
Fidelity Small Cap Stock Fund	81,818	7,838	-	242	81,687
Fidelity Small Cap Value Fund	2,430,280	3,038	2,370,000	74	29,071
Fidelity Software and Computer Services Portfolio	14,872,498	1,005,270	14,582,467	-	1,075,029
Fidelity Stock Selector Large Cap Value Fund	146,444	9,833,935	-	-	9,926,115
Fidelity Technology Portfolio	3,564,904	20,720,500	199,959	-	24,000,078
Fidelity Telecom and Utilities Fund	104,218	682,272	70,000	845	714,305
Fidelity Telecommunications Portfolio	1,036,511	408,313	196,026	17,536	1,240,174
Fidelity Transportation Portfolio	2,160,489	1,945,576	1,150,000	4,267	3,246,615
Fidelity Utilities Portfolio	66,267	4,405,358	-	334	4,373,080
Fidelity Value Discovery Fund	13,203	1,168,270	-	7,137	1,171,340
Fidelity Value Fund	215,727	2,309,107	100,279	-	2,420,875
Fidelity Value Strategies Fund	11,253	-	-	-	11,773
Spartan 500 Index Fund Investor Class	13,984	3,100,130	-	130	3,127,259
Spartan Extended Market Index Fund Investor Class	10,973	172	-	23	11,091
Spartan International Index Fund Investor Class	24,218,616	3,608,607	477,305	156,238	26,641,384
Spartan Total Market Index Fund Investor Class	69,598	184	-	184	74,350
Spartan U.S. Bond Index Fund Investor Class	28,881,813	13,444,120	4,879,487	582,290	38,046,978
VIP Energy Portfolio Investor Class	408,751	2,309	-	-	425,907
VIP Mid Cap Portfolio Investor Class	13,852	215	-	-	14,100
Total	$ 332,413,499	$ 253,910,929	$ 207,696,161	$ 1,346,064	$ 380,239,448
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $324,493,384. Net unrealized appreciation aggregated $55,746,064, of which $58,881,841 related to appreciated investment securities and $3,135,777 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014